UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 81121991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Strategic Advisers®
Core Income Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.912894.101

SSC-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 4.5%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.5%
Media - 0.5%
Comcast Corp.:
5.15% 3/1/20	$ 2,184,000	$ 2,552,026
5.7% 5/15/18	1,615,000	1,897,631
6.4% 3/1/40	2,140,000	2,713,443
6.5% 1/15/17	1,764,000	2,098,066
Discovery Communications LLC 6.35% 6/1/40	1,875,000	2,287,686
NBCUniversal Media LLC:
5.15% 4/30/20	1,382,000	1,603,343
6.4% 4/30/40	2,438,000	3,000,737
News America Holdings, Inc. 7.75% 12/1/45	1,100,000	1,349,075
News America, Inc.:
6.15% 3/1/37	2,054,000	2,321,490
6.15% 2/15/41	2,103,000	2,417,274
Time Warner Cable, Inc.:
4% 9/1/21	7,100,000	7,406,393
5.5% 9/1/41	2,500,000	2,692,003
5.85% 5/1/17	5,002,000	5,818,141
6.75% 7/1/18	1,413,000	1,712,798
Time Warner, Inc. 6.2% 3/15/40	2,433,000	2,841,287
Viacom, Inc.:
3.5% 4/1/17	530,000	570,360
6.75% 10/5/37	1,010,000	1,315,197
		44,596,950
CONSUMER STAPLES - 0.2%
Beverages - 0.0%
Beam, Inc.:
1.875% 5/15/17	453,000	453,916
3.25% 5/15/22	537,000	539,679
FBG Finance Ltd. 5.125% 6/15/15 (c)	1,313,000	1,445,129
Fortune Brands, Inc.:
5.375% 1/15/16	146,000	163,232
5.875% 1/15/36	1,952,000	2,173,406
6.375% 6/15/14	623,000	685,990
SABMiller Holdings, Inc. 3.75% 1/15/22 (c)	1,593,000	1,689,345
		7,150,697
Food Products - 0.1%
Kraft Foods, Inc.:
5.375% 2/10/20	3,787,000	4,479,525
6.125% 2/1/18	1,549,000	1,846,789
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food Products - continued
Kraft Foods, Inc.: - continued
6.5% 8/11/17	$ 1,194,000	$ 1,446,641
6.5% 2/9/40	435,000	555,747
		8,328,702
Tobacco - 0.1%
Altria Group, Inc.:
9.25% 8/6/19	1,330,000	1,828,388
9.7% 11/10/18	1,409,000	1,938,226
Reynolds American, Inc.:
6.75% 6/15/17	1,810,000	2,180,612
7.25% 6/15/37	2,443,000	3,080,291
		9,027,517
TOTAL CONSUMER STAPLES		24,506,916
ENERGY - 0.6%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (c)	1,717,000	1,862,162
5.35% 3/15/20 (c)	2,258,000	2,528,736
El Paso Pipeline Partners Operating Co. LLC:
4.1% 11/15/15	1,549,000	1,612,179
5% 10/1/21	1,212,000	1,298,648
Transocean, Inc.:
5.05% 12/15/16	1,260,000	1,376,285
6.375% 12/15/21	1,664,000	1,911,911
		10,589,921
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.375% 9/15/17	6,358,000	7,437,779
Apache Corp. 3.25% 4/15/22	1,369,000	1,427,637
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,183,162
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,188,688
Motiva Enterprises LLC:
5.75% 1/15/20 (c)	1,497,000	1,753,003
6.85% 1/15/40 (c)	816,000	1,045,468
Nakilat, Inc. 6.067% 12/31/33 (c)	666,000	722,610
Nexen, Inc. 6.4% 5/15/37	1,035,000	1,140,038
Petro-Canada 6.05% 5/15/18	497,000	587,804
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	$ 5,441,000	$ 5,630,314
5.375% 1/27/21	3,246,000	3,464,125
Petroleos Mexicanos:
4.875% 1/24/22 (c)	2,000,000	2,090,000
6.5% 6/2/41 (c)	2,943,000	3,281,445
Phillips 66:
4.3% 4/1/22 (c)	1,979,000	2,062,638
5.875% 5/1/42 (c)	1,694,000	1,813,127
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	1,776,000	1,799,127
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
5.5% 9/30/14 (c)	988,000	1,064,570
6.75% 9/30/19 (c)	647,000	763,460
Spectra Energy Partners, LP:
2.95% 6/15/16	737,000	749,289
4.6% 6/15/21	390,000	419,829
Suncor Energy, Inc. 6.1% 6/1/18	1,527,000	1,820,508
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	482,000	563,112
Western Gas Partners LP 5.375% 6/1/21	2,207,000	2,435,976
Williams Partners LP 4.125% 11/15/20	394,000	415,697
		47,859,406
TOTAL ENERGY		58,449,327
FINANCIALS - 2.1%
Capital Markets - 0.3%
BlackRock, Inc. 3.375% 6/1/22	1,971,000	1,996,895
Goldman Sachs Group, Inc.:
5.25% 7/27/21	2,497,000	2,471,843
5.75% 1/24/22	5,877,000	6,033,963
5.95% 1/18/18	1,219,000	1,273,711
6.75% 10/1/37	4,983,000	4,912,809
JPMorgan Chase Capital XVII 5.85% 8/1/35	460,000	470,143
JPMorgan Chase Capital XX 6.55% 9/29/36	4,414,000	4,391,202
Lazard Group LLC:
6.85% 6/15/17	623,000	684,922
7.125% 5/15/15	1,957,000	2,131,013
Morgan Stanley:
4.75% 4/1/14	428,000	422,358
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
5.5% 7/28/21	$ 4,014,000	$ 3,761,122
5.75% 1/25/21	806,000	760,346
6.625% 4/1/18	2,019,000	2,050,137
7.3% 5/13/19	1,209,000	1,254,076
		32,614,540
Commercial Banks - 0.3%
Bank of America NA 5.3% 3/15/17	984,000	1,002,103
Credit Suisse New York Branch 6% 2/15/18	2,126,000	2,261,201
Discover Bank:
7% 4/15/20	1,627,000	1,903,087
8.7% 11/18/19	1,504,000	1,919,906
Fifth Third Bancorp:
4.5% 6/1/18	520,000	551,857
8.25% 3/1/38	603,000	853,744
Fifth Third Capital Trust IV 6.5% 4/15/67 (e)	1,003,000	982,940
HBOS PLC 6.75% 5/21/18 (c)	773,000	708,560
HSBC Holdings PLC 4% 3/30/22	1,960,000	1,996,627
Huntington Bancshares, Inc. 7% 12/15/20	404,000	477,382
JPMorgan Chase Bank 6% 10/1/17	6,514,000	7,244,017
Marshall & Ilsley Bank 5% 1/17/17	3,905,000	4,233,633
Regions Bank:
6.45% 6/26/37	2,313,000	2,272,523
7.5% 5/15/18	2,257,000	2,527,840
Regions Financial Corp.:
5.75% 6/15/15	277,000	290,850
7.75% 11/10/14	1,190,000	1,294,125
Wachovia Corp. 4.875% 2/15/14	1,083,000	1,136,148
		31,656,543
Consumer Finance - 0.0%
Discover Financial Services 5.2% 4/27/22	1,093,000	1,160,682
SLM Corp. 5% 10/1/13	99,000	101,104
		1,261,786
Diversified Financial Services - 0.4%
Bank of America Corp.:
3.875% 3/22/17	890,000	887,376
5.65% 5/1/18	1,325,000	1,380,735
5.75% 12/1/17	3,470,000	3,611,784
6.5% 8/1/16	1,370,000	1,483,917
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Diversified Financial Services - continued
BP Capital Markets PLC 4.742% 3/11/21	$ 3,200,000	$ 3,642,643
Capital One Capital V 10.25% 8/15/39	2,059,000	2,131,065
Citigroup, Inc.:
3.953% 6/15/16	1,713,000	1,741,127
4.5% 1/14/22	1,891,000	1,941,346
4.75% 5/19/15	5,000,000	5,209,945
5.875% 1/30/42	2,667,000	2,846,038
6.125% 5/15/18	1,604,000	1,746,249
6.5% 8/19/13	333,000	349,578
JPMorgan Chase & Co.:
4.35% 8/15/21	3,217,000	3,360,694
4.5% 1/24/22	2,000,000	2,135,306
4.95% 3/25/20	3,248,000	3,539,290
TECO Finance, Inc.:
4% 3/15/16	364,000	390,876
5.15% 3/15/20	523,000	601,638
		36,999,607
Insurance - 0.4%
Allstate Corp. 5.2% 1/15/42	2,505,000	2,791,527
American International Group, Inc. 4.875% 9/15/16	1,209,000	1,275,338
Aon Corp.:
3.125% 5/27/16	3,625,000	3,768,608
5% 9/30/20	540,000	613,013
Axis Capital Holdings Ltd. 5.75% 12/1/14	1,589,000	1,694,379
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(e)	2,630,000	2,616,850
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,077,000	2,117,909
6.625% 4/15/42	1,497,000	1,560,446
Liberty Mutual Group, Inc.:
5% 6/1/21 (c)	1,847,000	1,904,999
6.7% 8/15/16 (c)	1,887,000	2,098,587
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	1,026,000	1,133,453
Massachusetts Mutual Life Insurance Co. 5.375% 12/1/41 (c)	1,109,000	1,237,899
MetLife, Inc. 6.75% 6/1/16	1,135,000	1,335,838
Pacific Life Insurance Co. 9.25% 6/15/39 (c)	1,102,000	1,434,350
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,181,430
4.75% 9/17/15	1,859,000	2,011,501
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Prudential Financial, Inc.: - continued
5.8% 11/16/41	$ 1,463,000	$ 1,560,687
6.2% 11/15/40	725,000	806,853
7.375% 6/15/19	438,000	534,683
Symetra Financial Corp. 6.125% 4/1/16 (c)	1,239,000	1,269,880
Unum Group 5.625% 9/15/20	1,220,000	1,334,168
		34,282,398
Real Estate Investment Trusts - 0.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	631,000	649,679
Boston Properties, Inc. 3.85% 2/1/23 (d)	1,485,000	1,481,718
Camden Property Trust 5.375% 12/15/13	460,000	484,555
Developers Diversified Realty Corp.:
4.75% 4/15/18	1,352,000	1,394,324
5.375% 10/15/12	2,122,000	2,135,485
7.5% 4/1/17	663,000	761,546
9.625% 3/15/16	1,009,000	1,228,939
Duke Realty LP 4.625% 5/15/13	80,000	81,964
Equity One, Inc.:
5.375% 10/15/15	203,000	216,036
6% 9/15/17	822,000	897,341
6.25% 12/15/14	755,000	812,271
6.25% 1/15/17	540,000	585,893
Federal Realty Investment Trust:
5.4% 12/1/13	664,000	697,294
5.9% 4/1/20	351,000	400,198
6% 7/15/12	400,000	401,892
6.2% 1/15/17	307,000	346,574
HRPT Properties Trust:
5.75% 11/1/15	564,000	588,469
6.65% 1/15/18	809,000	878,000
UDR, Inc. 5.5% 4/1/14	1,615,000	1,707,664
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	469,343
		16,219,185
Real Estate Management & Development - 0.5%
AMB Property LP:
5.9% 8/15/13	1,148,000	1,192,828
6.3% 6/1/13	1,166,000	1,208,229
BioMed Realty LP:
3.85% 4/15/16	1,500,000	1,538,838
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
6.125% 4/15/20	$ 473,000	$ 540,198
Brandywine Operating Partnership LP 5.7% 5/1/17	567,000	605,310
Colonial Properties Trust:
5.5% 10/1/15	1,516,000	1,600,584
6.875% 8/15/12	837,000	843,558
Colonial Realty LP 6.05% 9/1/16	1,122,000	1,217,067
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,759,333
Duke Realty LP:
5.4% 8/15/14	1,299,000	1,379,304
5.5% 3/1/16	1,275,000	1,380,680
5.95% 2/15/17	389,000	434,689
6.25% 5/15/13	4,463,000	4,619,076
6.5% 1/15/18	1,281,000	1,467,323
ERP Operating LP:
4.625% 12/15/21	3,826,000	4,174,086
4.75% 7/15/20	3,056,000	3,378,283
5.2% 4/1/13	1,606,000	1,657,182
5.5% 10/1/12	1,538,000	1,561,708
5.75% 6/15/17	437,000	505,675
Liberty Property LP:
4.75% 10/1/20	2,674,000	2,845,954
5.5% 12/15/16	799,000	881,478
6.375% 8/15/12	550,000	554,656
6.625% 10/1/17	938,000	1,088,441
Mack-Cali Realty LP 4.5% 4/18/22	644,000	669,110
Post Apartment Homes LP 6.3% 6/1/13	1,384,000	1,439,799
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	1,762,000	1,799,779
5.5% 1/15/14 (c)	1,140,000	1,163,906
Reckson Operating Partnership LP 6% 3/31/16	310,000	329,949
Simon Property Group LP:
4.125% 12/1/21	1,213,000	1,317,649
4.2% 2/1/15	511,000	544,881
5.1% 6/15/15	795,000	870,784
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Tanger Properties LP:
6.125% 6/1/20	$ 1,439,000	$ 1,660,161
6.15% 11/15/15	3,307,000	3,676,574
		49,907,072
TOTAL FINANCIALS		202,941,131
HEALTH CARE - 0.1%
Biotechnology - 0.0%
Amgen, Inc. 5.15% 11/15/41	2,500,000	2,586,083
Health Care Providers & Services - 0.1%
Aristotle Holding, Inc.:
3.5% 11/15/16 (c)	3,017,000	3,187,159
4.75% 11/15/21 (c)	3,998,000	4,410,422
Express Scripts, Inc.:
3.125% 5/15/16	1,541,000	1,605,713
6.25% 6/15/14	394,000	431,272
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,130,907
		10,765,473
TOTAL HEALTH CARE		13,351,556
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
United Technologies Corp.:
3.1% 6/1/22	2,189,000	2,274,949
4.5% 6/1/42	2,189,000	2,352,367
		4,627,316
Airlines - 0.0%
Continental Airlines, Inc.:
6.545% 8/2/20	280,524	300,862
6.795% 2/2/20	77,730	76,953
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	517,582	538,286
8.36% 1/20/19	1,897,499	1,992,374
		2,908,475
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (e)	$ 755,000	$ 788,975
TOTAL INDUSTRIALS		8,324,766
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
5.95% 1/15/14	1,188,000	1,273,873
6.55% 10/1/17	612,000	734,705
		2,008,578
Office Electronics - 0.0%
Xerox Corp. 4.5% 5/15/21	678,000	699,660
TOTAL INFORMATION TECHNOLOGY		2,708,238
MATERIALS - 0.1%
Chemicals - 0.1%
Dow Chemical Co.:
4.125% 11/15/21	3,812,000	4,004,110
4.25% 11/15/20	980,000	1,042,905
5.25% 11/15/41	1,255,000	1,353,742
7.6% 5/15/14	3,295,000	3,682,367
		10,083,124
Metals & Mining - 0.0%
ArcelorMittal SA 3.75% 3/1/16	489,000	486,570
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (c)	1,810,000	1,889,459
Vale Overseas Ltd. 4.375% 1/11/22	2,000,000	2,000,702
		4,376,731
TOTAL MATERIALS		14,459,855
TELECOMMUNICATION SERVICES - 0.3%
Diversified Telecommunication Services - 0.2%
AT&T, Inc.:
5.55% 8/15/41	2,500,000	2,939,045
6.3% 1/15/38	2,523,000	3,130,420
6.8% 5/15/36	2,099,000	2,718,686
BellSouth Capital Funding Corp. 7.875% 2/15/30	1,063,000	1,375,091
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
6.15% 9/15/19	$ 1,651,000	$ 1,732,639
6.45% 6/15/21	1,217,000	1,261,580
Embarq Corp. 7.995% 6/1/36	614,000	630,471
Telefonica Emisiones SAU 5.855% 2/4/13	325,000	326,436
Verizon Communications, Inc.:
3.5% 11/1/21	3,800,000	4,044,450
6.1% 4/15/18	4,623,000	5,620,001
		23,778,819
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 2.375% 9/8/16	2,609,000	2,633,574
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
5.15% 3/15/42	860,000	859,008
5.875% 10/1/19	1,592,000	1,837,609
		5,330,191
TOTAL TELECOMMUNICATION SERVICES		29,109,010
UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co. 3.375% 10/1/20	853,000	918,722
Cleveland Electric Illuminating Co. 5.65% 12/15/13	1,369,000	1,454,144
Duke Capital LLC 5.668% 8/15/14	1,596,000	1,728,344
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (c)	3,153,000	3,524,423
6.4% 9/15/20 (c)	2,344,000	2,663,370
Edison International 3.75% 9/15/17	940,000	994,772
FirstEnergy Corp. 7.375% 11/15/31	2,804,000	3,577,960
FirstEnergy Solutions Corp. 6.05% 8/15/21	2,918,000	3,262,263
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,070,949
3.75% 11/15/20	211,000	220,001
Pacific Gas & Electric Co. 3.25% 9/15/21	268,000	283,178
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,433,491
Pepco Holdings, Inc. 2.7% 10/1/15	997,000	1,025,862
Progress Energy, Inc. 4.4% 1/15/21	2,710,000	3,068,473
Tampa Electric Co. 4.1% 6/15/42	380,000	378,951
		25,604,903
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (c)	$ 732,000	$ 843,941
Southern Natural Gas Co. / Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	565,890
		1,409,831
Independent Power Producers & Energy Traders - 0.0%
PPL Energy Supply LLC:
6.2% 5/15/16	641,000	727,947
6.5% 5/1/18	1,354,000	1,568,029
PSEG Power LLC 2.75% 9/15/16	429,000	443,692
		2,739,668
Multi-Utilities - 0.2%
Consolidated Edison Co. of New York, Inc. 5.7% 6/15/40	509,000	659,466
Dominion Resources, Inc.:
2.7697% 9/30/66 (e)	2,677,000	2,381,111
7.5% 6/30/66 (e)	924,000	979,440
National Grid PLC 6.3% 8/1/16	1,687,000	1,955,673
NiSource Finance Corp.:
4.45% 12/1/21	820,000	866,467
5.4% 7/15/14	353,000	382,605
5.45% 9/15/20	3,370,000	3,833,348
5.8% 2/1/42	1,054,000	1,200,852
5.95% 6/15/41	1,711,000	1,986,339
6.15% 3/1/13	818,000	847,493
6.4% 3/15/18	1,146,000	1,350,422
Sempra Energy 2.3% 4/1/17	2,249,000	2,309,928
Wisconsin Energy Corp. 6.25% 5/15/67 (e)	1,012,000	1,037,300
		19,790,444
TOTAL UTILITIES		49,544,846
TOTAL NONCONVERTIBLE BONDS (Cost $426,355,276)		447,992,595
U.S. Government and Government Agency Obligations - 8.5%

U.S. Government Agency Obligations - 0.1%
Tennessee Valley Authority 5.25% 9/15/39	3,937,000	5,185,407
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Inflation Protected Obligations - 0.2%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/42	$ 10,725,886	$ 11,523,931
2.125% 2/15/40	2,122	3,077
2.125% 2/15/41	8,617,738	12,562,060
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		24,089,068
U.S. Treasury Obligations - 8.2%
U.S. Treasury Bonds:
3% 5/15/42	6,542,000	7,012,206
3.125% 2/15/42	66,887,000	73,429,351
3.75% 8/15/41	15,528,000	19,121,272
U.S. Treasury Notes:
0.25% 2/28/14	64,580,000	64,564,888
0.375% 6/30/13	149,783,000	150,034,635
0.875% 4/30/17	62,233,000	62,918,559
1% 3/31/17	23,510,000	23,914,090
1.5% 12/31/13	136,060,000	138,706,775
1.75% 5/15/22	10,940,000	11,121,188
1.875% 10/31/17	17,670,000	18,703,978
2% 2/15/22	128,606,000	133,931,060
3.5% 5/31/13	62,665,000	64,711,388
3.625% 2/15/20	30,959,000	36,684,000
TOTAL U.S. TREASURY OBLIGATIONS		804,853,390
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $805,925,317)		834,127,865
U.S. Government Agency - Mortgage Securities - 8.4%

Fannie Mae - 5.4%
2.303% 6/1/36 (e)	34,824	37,301
2.633% 7/1/37 (e)	101,337	108,588
2.849% 2/1/35 (e)	650,106	696,629
3% 1/1/27 to 6/1/27	21,038,892	22,047,397
3% 2/1/27	171,005	179,202
3% 2/1/27	1,390,091	1,456,725
3% 6/1/27 (d)	12,800,000	13,404,072
3% 6/1/27 (d)	2,400,000	2,513,263
3.5% 10/1/25 to 5/1/42	15,930,382	16,807,919
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 6/1/42 (d)	$ 81,900,000	$ 86,021,323
3.5% 6/1/42 (d)	12,500,000	13,129,018
3.5% 6/1/42 (d)	9,000,000	9,452,893
3.5% 6/1/42 (d)	1,000,000	1,050,321
3.5% 6/1/42 (d)	1,000,000	1,050,321
4% 12/1/25 to 4/1/42	66,711,580	71,498,809
4% 10/1/41	3,594,636	3,863,693
4% 6/1/42 (d)	7,400,000	7,883,356
4% 7/1/42 (d)	7,400,000	7,866,880
4.5% 6/1/24 to 11/1/41	82,386,163	89,367,317
4.5% 6/13/42 (d)	5,000,000	5,364,743
4.5% 6/13/42 (d)	5,000,000	5,364,743
4.5% 6/13/42 (d)	9,000,000	9,656,537
5% 4/1/18 to 6/1/40	39,746,091	43,079,032
5.5% 7/1/28 to 5/1/38	55,711,446	61,069,770
5.5% 6/1/42 (d)	6,000,000	6,542,122
5.5% 6/1/42 (d)	6,000,000	6,542,122
6% 3/1/22 to 4/1/40	43,692,667	48,341,429
6.5% 2/1/36	41,776	47,166
TOTAL FANNIE MAE		534,442,691
Freddie Mac - 1.8%
3.342% 10/1/35 (e)	49,276	52,802
3.5% 4/1/32 to 5/1/42	11,102,285	11,711,592
4% 6/1/24 to 4/1/42	37,462,852	40,051,583
4% 9/1/41	933,353	1,000,225
4.5% 7/1/25 to 10/1/41	56,751,792	61,467,031
5% 7/1/35 to 4/1/41	20,557,925	22,241,196
5.5% 12/1/28 to 1/1/40	30,229,679	32,871,470
6% 7/1/37 to 8/1/37	805,809	887,199
6.5% 9/1/39	9,405,147	10,531,622
TOTAL FREDDIE MAC		180,814,720
Ginnie Mae - 1.2%
3.5% 10/15/41 to 5/15/42	11,276,852	12,059,748
3.5% 6/1/42 (d)	1,000,000	1,068,056
4% 1/15/25 to 12/15/41	16,269,182	17,763,590
4% 7/15/41	1,111,147	1,221,922
4.5% 5/15/39 to 4/15/41	36,023,373	39,656,931
5% 3/15/39 to 9/15/41	32,615,860	36,231,197
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
5.5% 12/20/28 to 12/15/38	$ 2,110,581	$ 2,347,883
6% 9/20/38	2,656,737	2,976,845
TOTAL GINNIE MAE		113,326,172
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $812,962,022)		828,583,583
Asset-Backed Securities - 0.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.7088% 4/25/35 (e)	176,362	93,090
ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M2, 1.8888% 3/25/34 (e)	51,058	41,777
Series 2005-HE2 Class M2, 0.6888% 4/25/35 (e)	15,865	15,409
Advanta Business Card Master Trust Series 2006-C1 Class C1, 0.6758% 10/20/14 (e)	95,000	950
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 0.9388% 12/25/33 (e)	13,051	9,976
Series 2004-R2 Class M3, 0.7888% 4/25/34 (e)	21,541	6,444
Series 2005-R2 Class M1, 0.6888% 4/25/35 (e)	331,000	292,342
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.0188% 3/25/34 (e)	7,674	5,487
Series 2004-W7 Class M1, 0.7888% 5/25/34 (e)	204,000	146,128
Series 2006-W4 Class A2C, 0.3988% 5/25/36 (e)	211,158	50,189
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.3788% 12/25/36 (e)	289,000	104,536
Countrywide Asset-Backed Certificates Trust Series 2007-4 Class A1A, 0.3588% 9/25/37 (e)	23,347	22,921
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.4888% 3/25/32 (MGIC Investment Corp. Insured) (e)	15,322	3,437
Series 2004-3 Class M4, 1.2088% 4/25/34 (e)	25,557	9,191
Series 2004-4 Class M2, 1.0338% 6/25/34 (e)	94,124	42,402
Series 2005-3 Class MV1, 0.6588% 8/25/35 (e)	2,335	2,322
Fannie Mae Series 2004-T5 Class AB3, 0.6889% 5/28/35 (e)	6,234	3,901
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.0638% 3/25/34 (e)	3,381	1,673
Fremont Home Loan Trust Series 2005-A Class M4, 1.2588% 1/25/35 (e)	58,000	8,696
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust:
Series 2003-1 Class A, 0.6688% 4/15/31 (c)(e)	$ 33,709	$ 31,629
Series 2006-2A:
Class A, 0.4188% 11/15/34 (c)(e)	243,775	211,421
Class B, 0.5188% 11/15/34 (c)(e)	88,174	60,790
Class C, 0.6188% 11/15/34 (c)(e)	146,524	83,242
GSAMP Trust Series 2004-AR1 Class B4, 3.621% 6/25/34 (c)(e)	65,519	20,396
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.5588% 8/25/33 (e)	44,129	29,747
Series 2003-3 Class M1, 1.5288% 8/25/33 (e)	109,409	77,713
Series 2003-5 Class A2, 0.9388% 12/25/33 (e)	5,278	4,169
Series 2006-1 Class 2A3, 0.4638% 4/25/36 (e)	29,410	29,273
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.4288% 1/25/37 (e)	231,000	80,553
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.3688% 11/25/36 (e)	231,000	210,166
Keycorp Student Loan Trust:
Series 1999-A Class A2, 0.8032% 12/27/29 (e)	89,226	79,282
Series 2006-A Class 2C, 1.6232% 3/27/42 (e)	406,000	19,192
Marriott Vacation Club Owner Trust Series 2006-2A Class D, 6.01% 10/20/28 (c)	11,234	11,270
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.5388% 5/25/37 (e)	126,000	1,653
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.9888% 7/25/34 (e)	19,112	11,571
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.2138% 7/25/34 (e)	65,570	48,454
Series 2006-FM1 Class A2B, 0.3488% 4/25/37 (e)	243,166	185,186
Series 2006-OPT1 Class A1A, 0.4988% 6/25/35 (e)	391,846	278,904
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.5788% 8/25/34 (e)	9,173	6,798
Series 2004-NC8 Class M6, 1.4888% 9/25/34 (e)	23,140	13,456
Series 2005-NC1 Class M1, 0.6788% 1/25/35 (e)	64,000	40,155
Series 2005-NC2 Class B1, 1.4088% 3/25/35 (e)	66,866	8,063
National Collegiate Student Loan Trust Series 2006-4 Class D, 1.3388% 5/25/32 (e)	310,000	314
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.7488% 9/25/35 (e)	229,000	97,768
Option One Mortgage Loan Trust:
Series 2007-5 Class 2A1, 0.3288% 5/25/37 (e)	711	709
Series 2007-6 Class 2A1, 0.2988% 7/25/37 (e)	9,295	9,154
Asset-Backed Securities - continued
	Principal Amount	Value
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 1.4888% 9/25/34 (e)	$ 85,000	$ 35,913
Class M4, 1.6888% 9/25/34 (e)	109,000	23,004
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.0388% 4/25/33 (e)	815	672
Sierra Receivables Funding Co. Series 2007-1A Class A2, 0.3898% 3/20/19 (FGIC Insured) (c)(e)	71,527	69,865
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.4237% 6/15/33 (e)	204,000	75,534
SVO VOI Mortgage Corp. Series 2006-AA Class A, 5.28% 2/20/24 (c)	60,664	62,304
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.0988% 9/25/34 (e)	4,618	3,356
TOTAL ASSET-BACKED SECURITIES (Cost $3,078,198)		2,782,547
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (e)	310,000	124,511
COMM pass-thru certificates floater Series 2001-J2A Class A2F, 0.7388% 7/16/34 (c)(e)	2,307	2,306
Credit Suisse Mortgage Capital Certificates sequential payer Series 2010-16 Class A1, 3% 6/25/50 (c)	648,283	633,351
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.6312% 10/25/34 (e)	167,924	151,554
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.4198% 12/20/54 (e)	682,000	572,880
Class M1, 0.5798% 12/20/54 (e)	179,000	133,355
Series 2007-1:
Class 1M1, 0.5398% 12/20/54 (e)	226,000	168,370
Class 2M1, 0.7398% 12/20/54 (e)	290,000	216,050
JPMorgan Chase Commercial Mortgage Securities Trust Series 2007-CB18 Class A3, 5.447% 6/12/47 (e)	451,708	469,447
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 5.7693% 8/25/36 (e)	288,346	217,273
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.4488% 5/25/47 (e)	127,388	79,020
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.4088% 2/25/37 (e)	215,604	144,888
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.5288% 7/25/35 (e)	$ 310,358	$ 244,542
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.5888% 7/10/35 (c)(e)	164,176	133,551
Class B6, 3.0888% 7/10/35 (c)(e)	217,763	174,660
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 0.6888% 6/25/33 (c)(e)	35,475	33,286
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.668% 7/20/34 (e)	5,633	4,101
Structured Asset Securities Corp. Series 2003-15A Class 4A, 5.3146% 4/25/33 (e)	54,516	49,816
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.4388% 9/25/36 (e)	524,000	418,188
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,854,765)		3,971,149
Commercial Mortgage Securities - 1.2%

Asset Securitization Corp. Series 1997-D5:
Class A3, 7.2034% 2/14/43 (e)	74,698	74,797
Class A6, 7.5234% 2/14/43 (e)	324,000	326,158
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-2 Class AAB, 5.9026% 5/10/45 (e)	248,362	262,047
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	590,875
Series 2007-4 Class A3, 5.9835% 2/10/51 (e)	276,000	287,622
Series 2006-6 Class E, 5.619% 10/10/45 (c)	160,000	12,591
Series 2007-3:
Class A3, 5.8366% 6/10/49 (e)	463,000	474,352
Class A4, 5.8366% 6/10/49 (e)	577,000	643,003
Banc of America Commercial Mortgage, Inc.:
sequential payer:
Series 2004-2:
Class A3, 4.05% 11/10/38	33,823	34,112
Class A4, 4.153% 11/10/38	351,000	360,161
Series 2005-1 Class A3, 4.877% 11/10/42	104,337	104,254
Series 2001-3 Class H, 6.562% 4/11/37 (c)	155,000	154,763
Series 2001-PB1 Class K, 6.15% 5/11/35 (c)	49,118	49,095
Series 2005-3 Class A3B, 5.09% 7/10/43 (e)	860,000	898,583
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater:
Series 2005-MIB1:
Class C, 0.5488% 3/15/22 (c)(e)	$ 119,000	$ 116,632
Class D, 0.5988% 3/15/22 (c)(e)	121,000	117,684
Class E, 0.6388% 3/15/22 (c)(e)	100,000	97,160
Series 2006-BIX1:
Class D, 0.4488% 10/15/19 (c)(e)	120,335	117,928
Class E, 0.4788% 10/15/19 (c)(e)	201,000	191,955
Class F, 0.5488% 10/15/19 (c)(e)	477,000	453,150
Class G, 0.5688% 10/15/19 (c)(e)	192,000	180,480
Bayview Commercial Asset Trust floater:
Series 2004-1:
Class A, 0.5988% 4/25/34 (c)(e)	164,322	135,606
Class B, 2.1388% 4/25/34 (c)(e)	18,393	10,723
Series 2005-2A:
Class A1, 0.5488% 8/25/35 (c)(e)	236,962	163,602
Class M2, 0.7188% 8/25/35 (c)(e)	20,590	9,294
Series 2005-3A Class A2, 0.6388% 11/25/35 (c)(e)	85,695	54,022
Series 2005-4A:
Class A2, 0.6288% 1/25/36 (c)(e)	207,118	143,746
Class M1, 0.6888% 1/25/36 (c)(e)	66,852	29,235
Series 2006-2A Class A1, 0.4688% 7/25/36 (c)(e)	556,935	375,915
Series 2006-4A:
Class A1, 0.4688% 12/25/36 (c)(e)	116,440	75,378
Class A2, 0.5088% 12/25/36 (c)(e)	589,731	260,497
Series 2007-1 Class A2, 0.5088% 3/25/37 (c)(e)	126,303	63,113
Series 2007-2A:
Class A1, 0.5088% 7/25/37 (c)(e)	331,733	178,322
Class A2, 0.5588% 7/25/37 (c)(e)	310,590	103,706
Class B1, 1.8388% 7/25/37 (c)(e)	89,672	2,792
Class M1, 0.6088% 7/25/37 (c)(e)	105,717	14,760
Class M4, 0.8888% 7/25/37 (c)(e)	115,924	7,423
Class M5, 0.9888% 7/25/37 (c)(e)	102,072	5,385
Class M6, 1.2388% 7/25/37 (c)(e)	130,506	5,468
Series 2007-3:
Class A2, 0.5288% 7/25/37 (c)(e)	124,555	58,533
Class B1, 1.1888% 7/25/37 (c)(e)	75,192	5,524
Class B2, 1.8388% 7/25/37 (c)(e)	192,859	6,792
Class B3, 4.2388% 7/25/37 (c)(e)	3,950	43
Class M1, 0.5488% 7/25/37 (c)(e)	66,008	16,899
Class M2, 0.5788% 7/25/37 (c)(e)	70,600	13,082
Class M3, 0.6088% 7/25/37 (c)(e)	113,075	15,930
Class M4, 0.7388% 7/25/37 (c)(e)	178,509	21,904
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-3: - continued
Class M5, 0.8388% 7/25/37 (c)(e)	$ 90,690	$ 9,878
Class M6, 1.0388% 7/25/37 (c)(e)	68,878	6,440
Series 2007-4A:
Class M4, 1.8388% 9/25/37 (c)(e)	113,109	4,587
Class M5, 1.9888% 9/25/37 (c)(e)	113,109	3,481
Class M6, 2.1888% 9/25/37 (c)(e)	113,109	2,162
Bear Stearns Commercial Mortgage Securities Trust:
floater Series 2007-BBA8:
Class E, 0.5388% 3/15/22 (c)(e)	514,000	454,644
Class F, 0.5888% 3/15/22 (c)(e)	315,000	272,324
sequential payer Series 2004-PWR3 Class A3, 4.487% 2/11/41	72,504	73,383
Series 2006-T22 Class A4, 5.7138% 4/12/38 (e)	35,000	39,535
C-BASS Trust floater Series 2006-SC1 Class A, 0.5088% 5/25/36 (c)(e)	114,904	96,098
CDC Commercial Mortgage Trust Series 2002-FX1 Class G, 6.625% 5/15/35 (c)	325,000	334,964
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class G, 0.5698% 8/15/21 (c)(e)	29,935	28,824
Class H, 0.6098% 8/15/21 (c)(e)	66,000	61,602
Series 2007-FL3A Class A2, 0.3788% 4/15/22 (c)(e)	230,779	219,562
Series 2008-C7 Class A2B, 6.2761% 12/10/49 (e)	248,991	253,112
Citigroup/Deutsche Bank Commercial Mortgage Trust Series 2007-CD4:
Class A3, 5.293% 12/11/49	270,000	284,807
Class C, 5.476% 12/11/49	522,000	114,879
Cobalt CMBS Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A3, 6.0104% 5/15/46 (e)	277,000	295,137
Series 2006-C1 Class B, 5.359% 8/15/48	831,000	58,170
COMM pass-thru certificates:
floater:
Series 2005-F10A:
Class G, 0.7888% 4/15/17 (c)(e)	10,674	10,428
Class H, 0.8588% 4/15/17 (c)(e)	27,000	24,030
Series 2005-FL11:
Class C, 0.5388% 11/15/17 (c)(e)	170,265	161,622
Class D, 0.5788% 11/15/17 (c)(e)	8,834	8,209
Class E, 0.6288% 11/15/17 (c)(e)	31,322	28,793
Class F, 0.6888% 11/15/17 (c)(e)	24,094	21,967
Class G, 0.7388% 11/15/17 (c)(e)	16,598	15,009
Commercial Mortgage Securities - continued
	Principal Amount	Value
COMM pass-thru certificates: - continued
floater:
Series 2006-FL12 Class AJ, 0.3688% 12/15/20 (c)(e)	$ 395,000	$ 357,583
sequential payer:
Series 2006-C8 Class A3, 5.31% 12/10/46	789,000	808,342
Series 2006-CN2A:
Class A2FX, 5.449% 2/5/19 (c)	468,000	454,304
Class AJFX, 5.478% 2/5/19 (c)	828,000	821,052
Commercial Mortgage pass-thru certificates sequential payer Series 2005-C6 Class A2, 4.999% 6/10/44 (e)	208	208
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2007-C2 Class A3, 5.542% 1/15/49 (e)	554,000	593,649
Series 2007-C3 Class A4, 5.8672% 6/15/39 (e)	167,000	177,862
Series 2007-C5 Class A4, 5.695% 9/15/40 (e)	251,000	265,883
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.5888% 4/15/22 (c)(e)	988,000	745,168
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A3, 4.321% 1/15/37	472	472
Series 2006-C1 Class A3, 5.5958% 2/15/39 (e)	1,003,388	1,062,416
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1:
Class B, 0.3888% 2/15/22 (c)(e)	105,000	96,600
Class C:
0.4088% 2/15/22 (c)(e)	299,000	272,090
0.5088% 2/15/22 (c)(e)	107,000	95,230
Class F, 0.5588% 2/15/22 (c)(e)	213,000	185,310
Series 2007-C1 Class B, 5.487% 2/15/40 (c)(e)	420,000	70,449
Greenwich Capital Commercial Funding Corp.:
floater Series 2006-FL4 Class B, 0.4288% 11/5/21 (c)(e)	104,000	97,626
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	805,000	877,933
GS Mortgage Securities Corp. II:
floater:
Series 2006-FL8A:
Class E, 0.6088% 6/6/20 (c)(e)	63,182	62,044
Class F, 0.6788% 6/6/20 (c)(e)	134,000	129,338
Series 2007-EOP:
Class C, 2.0056% 3/6/20 (c)(e)	263,000	260,020
Class D, 2.2018% 3/6/20 (c)(e)	1,737,000	1,717,169
Commercial Mortgage Securities - continued
	Principal Amount	Value
GS Mortgage Securities Corp. II: - continued
floater:
Series 2007-EOP:
Class H, 3.3004% 3/6/20 (c)(e)	$ 121,000	$ 119,890
Class J, 4.0852% 3/6/20 (c)(e)	174,000	173,229
sequential payer Series 2004-GG2 Class A4, 4.964% 8/10/38	60,070	60,604
GS Mortgage Securities Trust sequential payer:
Series 2006-GG8 Class A2, 5.479% 11/10/39	131,545	131,953
Series 2007-GG10 Class A2, 5.778% 8/10/45	63,018	63,877
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2006-FLA2:
Class B, 0.4088% 11/15/18 (c)(e)	138,075	134,450
Class C, 0.4488% 11/15/18 (c)(e)	98,291	95,495
Class F, 0.5688% 11/15/18 (c)(e)	67,087	60,378
Class G, 0.5988% 11/15/18 (c)(e)	58,116	48,236
sequential payer:
Series 2006-LDP9 Class A2, 5.134% 5/15/47 (e)	93,223	95,809
Series 2007-LD11 Class A4, 6.0027% 6/15/49 (e)	23,510,461	25,385,444
Series 2007-LDPX Class A2 S, 5.305% 1/15/49	443,571	447,158
Series 2006-CB17 Class A3, 5.45% 12/12/43	72,768	73,578
Series 2007-CB19:
Class B, 5.9254% 2/12/49 (e)	24,000	7,205
Class C, 5.9254% 2/12/49 (e)	62,000	11,787
Class D, 5.9254% 2/12/49 (e)	65,000	9,755
Series 2007-LDP10:
Class BS, 5.437% 1/15/49 (e)	53,000	13,604
Class CS, 5.466% 1/15/49 (e)	23,000	2,822
Class ES, 5.7393% 1/15/49 (c)(e)	143,000	7,921
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C1 Class A2, 5.084% 2/15/31	37,571	37,769
Series 2006-C6 Class A2, 5.262% 9/15/39 (e)	15,261	15,270
Series 2006-C7 Class A2, 5.3% 11/15/38	161,882	162,881
Series 2007-C7 Class A3, 5.866% 9/15/45	294,000	331,461
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2006-LLFA:
Class D, 0.4688% 9/15/21 (c)(e)	88,297	80,506
Class E, 0.5288% 9/15/21 (c)(e)	320,310	282,438
Class F, 0.5788% 9/15/21 (c)(e)	183,169	156,016
Class G, 0.5988% 9/15/21 (c)(e)	361,641	297,183
Class H, 0.6388% 9/15/21 (c)(e)	92,993	72,699
Lehman Large Loan Trust Series 1997-LLI Class E, 7.3% 10/12/34	492,000	492,498
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Trust:
sequential payer Series 2005-CIP1 Class A2, 4.96% 7/12/38	$ 373,832	$ 377,429
Series 2005-CKI1 Class A3, 5.3909% 11/12/37 (e)	156,867	157,334
Series 2005-LC1 Class F, 5.5591% 1/12/44 (c)(e)	241,000	134,453
Series 2006-C1 Class A2, 5.803% 5/12/39 (e)	256,013	261,806
Series 2007-C1 Class A4, 6.0324% 6/12/50 (e)	7,022,000	7,759,991
Series 2008-C1 Class A4, 5.69% 2/12/51	591,000	669,815
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.3603% 12/12/49 (e)	28,099	28,022
sequential payer:
Series 2006-4 Class ASB, 5.133% 12/12/49 (e)	214,787	224,818
Series 2007-5:
Class A3, 5.364% 8/12/48	108,000	110,731
Class B, 5.479% 8/12/48	831,000	189,279
Series 2007-6 Class A4, 5.485% 3/12/51 (e)	656,000	705,104
Series 2007-7 Class A4, 5.81% 6/12/50 (e)	970,000	1,042,884
Series 2007-6 Class B, 5.635% 3/12/51 (e)	277,000	78,061
Series 2007-7 Class B, 5.936% 6/12/50 (e)	356,000	22,269
Series 2007-8 Class A3, 6.1649% 8/12/49 (e)	239,000	262,581
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.439% 7/15/19 (c)(e)	57,391	33,287
Series 2007-XLFA:
Class C, 0.399% 10/15/20 (c)(e)	159,000	143,100
Class D, 0.429% 10/15/20 (c)(e)	107,000	93,090
Class E, 0.489% 10/15/20 (c)(e)	134,000	111,220
sequential payer Series 2005-IQ9 Class A3, 4.54% 7/15/56	274,020	277,125
Series 2006-T23 Class A3, 5.9838% 8/12/41 (e)	141,000	144,243
Series 2007-HQ12 Class A4, 5.7818% 4/12/49 (e)	1,466,000	1,534,091
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (e)	416,000	451,963
Class B, 5.9075% 4/15/49 (e)	68,000	18,770
Structured Asset Securities Corp. Series 1997-LLI Class D, 7.15% 10/12/34	9,991	10,002
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2006-WL7A:
Class E, 0.5198% 9/15/21 (c)(e)	278,000	220,524
Class F, 0.5798% 9/15/21 (c)(e)	301,000	229,738
Class G, 0.5998% 9/15/21 (c)(e)	285,000	208,264
Commercial Mortgage Securities - continued
	Principal Amount	Value
Wachovia Bank Commercial Mortgage Trust: - continued
floater:
Series 2007-WHL8 Class F, 0.7188% 6/15/20 (c)(e)	$ 686,000	$ 500,780
sequential payer:
Series 2006-C29 Class A3, 5.313% 11/15/48	736,000	754,813
Series 2007-C30:
Class A3, 5.246% 12/15/43	88,691	88,720
Class A4, 5.305% 12/15/43	81,000	86,076
Class A5, 5.342% 12/15/43	9,486,000	10,057,086
Series 2007-C31:
Class A4, 5.509% 4/15/47	11,426,000	12,294,730
Class A5, 5.5% 4/15/47	1,310,000	1,405,259
Series 2007-C32:
Class A2, 5.9223% 6/15/49 (e)	277,547	279,662
Class A3, 5.9273% 6/15/49 (e)	7,379,000	7,832,211
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	251,376
Series 2005-C22:
Class B, 5.5332% 12/15/44 (e)	614,000	418,932
Class F, 5.5332% 12/15/44 (c)(e)	462,000	115,870
Series 2007-C30:
Class C, 5.483% 12/15/43 (e)	831,000	254,379
Class D, 5.513% 12/15/43 (e)	443,000	101,797
Series 2007-C31 Class C, 5.8735% 4/15/47 (e)	1,142,000	241,990
Series 2007-C31A Class A2, 5.421% 4/15/47	635,077	655,238
Series 2007-C32:
Class D, 5.9273% 6/15/49 (e)	208,000	54,434
Class E, 5.9273% 6/15/49 (e)	328,000	76,966
Wachovia Bank Commercial Mortgage Trust pass-thru certificates sequential payer Series 2007-C33:
Class A4, 6.0975% 2/15/51 (e)	13,170,000	14,639,759
Class A5, 6.0975% 2/15/51 (e)	4,253,000	4,718,240
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $117,474,946)		118,559,719
Municipal Securities - 0.1%

Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (e)	465,000	480,159
California Gen. Oblig.:
7.5% 4/1/34	2,915,000	3,669,052
7.55% 4/1/39	495,000	639,253
Municipal Securities - continued
	Principal Amount	Value
California Gen. Oblig.: - continued
7.6% 11/1/40	$ 2,015,000	$ 2,631,610
7.625% 3/1/40	515,000	668,594
Illinois Gen. Oblig. Series 2011, 5.877% 3/1/19	240,000	268,075
TOTAL MUNICIPAL SECURITIES (Cost $7,905,552)		8,356,743
Foreign Government and Government Agency Obligations - 0.1%

Russian Federation:
4.5% 4/4/22 (c)	1,000,000	1,015,000
5.625% 4/4/42 (c)	1,400,000	1,424,500
United Mexican States 4.75% 3/8/44	3,000,000	3,030,000
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $5,315,282)		5,469,500
Fixed-Income Funds - 76.3%
	Shares
High Yield Fixed-Income Funds - 1.5%
Fidelity Focused High Income Fund (b)	6,136,812	55,844,993
Fidelity New Markets Income Fund (b)	4,092,619	66,259,495
Janus High-Yield Fund Class T	3,303,279	29,432,212
TOTAL HIGH YIELD FIXED-INCOME FUNDS		151,536,700
Intermediate-Term Bond Funds - 74.1%
DoubleLine Total Return Bond	43,920,221	491,467,277
Fidelity GNMA Fund (b)	21,825,670	260,161,986
JPMorgan Core Bond Fund Class A	88,536,372	1,065,092,560
Loomis Sayles Bond Fund Retail Class	831,473	11,806,917
Metropolitan West Total Return Bond Fund Class M	95,082,825	1,013,582,910
PIMCO Total Return Fund Administrative Class	192,231,506	2,168,371,379
Spartan U.S. Bond Index Fund Investor Class (b)	43,338,658	516,596,802
Templeton Global Bond Fund Class A	178,968	2,203,092
Westcore Plus Bond Fund	4,145,601	46,430,728
Western Asset Core Bond Portfolio Class F	46,879,144	569,112,807
Western Asset Core Plus Bond Portfolio	101,618,581	1,157,435,643
TOTAL INTERMEDIATE-TERM BOND FUNDS		7,302,262,101
Fixed-Income Funds - continued
	Shares	Value
Long-Term Bond Fund - 0.6%
PIMCO Long-Term Credit Fund Institutional Class	4,265,838	$ 54,346,774
Sector Funds - 0.1%
Fidelity Real Estate Income Fund (b)	1,279,846	13,975,914
TOTAL FIXED-INCOME FUNDS (Cost $7,271,324,315)		7,522,121,489
Short-Term Funds - 1.3%

Short-Term Funds - 1.3%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $124,178,210)	10,801,502	123,569,177
Money Market Funds - 1.4%

Fidelity Cash Central Fund, 0.17% (a) (Cost $139,305,749)	139,305,749	139,305,749
TOTAL INVESTMENT PORTFOLIO - 101.8% (Cost $9,717,679,632)		10,034,840,116
NET OTHER ASSETS (LIABILITIES) - (1.8)%		(177,447,015)
NET ASSETS - 100%		$ 9,857,393,101
TBA Sale Commitments
	Principal Amount
Fannie Mae
3.5% 6/1/42	$ (1,000,000)	(1,050,321)
3.5% 6/1/42	(9,000,000)	(9,452,893)
3.5% 6/1/42	(9,000,000)	(9,452,893)
3.5% 6/1/42	(1,000,000)	(1,050,321)
3.5% 6/1/42	(1,000,000)	(1,050,321)
3.5% 6/1/42	(1,000,000)	(1,050,321)
3.5% 6/1/42	(2,000,000)	(2,100,643)
3.5% 6/1/42	(5,000,000)	(5,251,607)
3.5% 6/1/42	(6,000,000)	(6,301,928)
4% 6/1/42	(7,400,000)	(7,883,357)
4.5% 6/13/42	(20,400,000)	(21,888,149)
4.5% 6/13/42	(5,000,000)	(5,364,743)
TBA Sale Commitments
	Principal Amount	Value
Fannie Mae - continued
5.5% 6/1/42	$ (6,000,000)	$ (6,542,122)
5.5% 6/1/42	(6,000,000)	(6,542,121)
TOTAL FANNIE MAE		(84,981,740)
Freddie Mac
4% 6/1/42	(1,000,000)	(1,061,568)
4.5% 6/1/42	(10,100,000)	(10,787,859)
TOTAL FREDDIE MAC		(11,849,427)
TOTAL TBA SALE COMMITMENTS (Proceeds $96,448,766)		$ (96,831,167)
Swap Agreements
	Expiration Date	Notional Amount
Credit Default Swaps
Receive from Credit Suisse First Boston upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 2.066% 4/11/18, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(151,811)	Dec. 2018	$ 2,000,000	130,713
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(199,769)	Dec. 2018	2,000,000	235,262
Receive from Credit Suisse First Boston upon credit event of National Australia Bank Ltd., par value of the notional amount of National Australia Bank Ltd., 4.625% 2/10/20, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(253,838)	Dec. 2018	2,000,000	235,262
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive from Credit Suisse First Boston, upon credit event of UFJ Finance Aruba AEC, par value of the notional amount of UFJ Finance Aruba AEC 6.75% 7/15/13, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(48,223)

	March 2018	$ 1,500,000	$ 136,805
Receive from JPMorgan Chase, Inc. upon credit event of Deutsche Bank AG, par value of the notional amount of Deutsche Bank AG, 5.125% 8/31/17, and pay quarterly notional amount multiplied by 1% (Upfront Premium Received/(Paid) $(140,579)	March 2019	1,655,634	113,911
		$ 9,155,634	$ 851,953
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(b) Affiliated company

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $70,559,354 or 0.7% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 63,584
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Focused High Income Fund	$ 89,617,886	$ 962,539	$ 33,332,778	$ 962,088	$ 55,844,993
Fidelity GNMA Fund	200,333,417	57,962,639	-	1,439,203	260,161,986
Fidelity New Markets Income Fund	89,895,550	1,031,616	22,498,190	1,031,616	66,259,495
Fidelity Real Estate Income Fund	13,713,708	70,033	-	70,033	13,975,914
Spartan U.S. Bond Index Fund Investor Class	424,239,258	102,985,059	15,165,259	3,109,715	516,596,802
Total	$ 817,799,819	$ 163,011,886	$ 70,996,227	$ 6,612,655	$ 912,839,190
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 447,992,595	$ -	$ 447,992,595	$ -
U.S. Government and Government Agency Obligations	834,127,865	-	834,127,865	-
U.S. Government Agency - Mortgage Securities	828,583,583	-	828,583,583	-
Asset-Backed Securities	2,782,547	-	2,231,244	551,303
Collateralized Mortgage Obligations	3,971,149	-	3,538,427	432,722
Commercial Mortgage Securities	118,559,719	-	113,414,481	5,145,238
Municipal Securities	8,356,743	-	8,356,743	-
Foreign Government and Government Agency Obligations	5,469,500	-	5,469,500	-
Fixed-Income Funds	7,522,121,489	7,522,121,489	-	-
Short-Term Funds	123,569,177	123,569,177	-	-
Money Market Funds	139,305,749	139,305,749	-	-
Total Investments in Securities:	$ 10,034,840,116	$ 7,784,996,415	$ 2,243,714,438	$ 6,129,263
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Derivative Instruments:
Assets
Swap Agreements	$ 851,953	$ -	$ 851,953	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (96,831,167)	$ -	$ (96,831,167)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 5,586,337
Total Realized Gain (Loss)	129,334
Total Unrealized Gain (Loss)	(182,539)
Cost of Purchases	-
Proceeds of Sales	(919,159)
Amortization/Accretion	19,144
Transfers in to Level 3	3,026,362
Transfers out of Level 3	(1,530,216)
Ending Balance	$ 6,129,263
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (102,619)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $9,722,706,419. Net unrealized appreciation aggregated $312,133,697, of which $328,614,183 related to appreciated investment securities and $16,480,486 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Credit Default Swap Agreements

The Fund entered into credit default swaps, which are agreements with a counterparty that enable the Fund to buy or sell protection on a debt security or a basket of securities against a defined credit event. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller acts as a guarantor of the creditworthiness of a reference obligation. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to provide a measure of protection against defaults of an issuer. The issuer may be either a single issuer or a basket of issuers. Periodic payments are made over the life of the contract provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay, obligation acceleration or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller.

As a seller, if an underlying credit event occurs, the Fund will either pay the buyer an amount equal to the notional amount of the swap and take delivery of the reference obligation or underlying securities comprising an index or pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. As a buyer, if an underlying credit event occurs, the Fund will either receive from the seller an amount equal to the notional amount of the swap and deliver the reference obligation or underlying securities comprising an index or receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index.

Credit default swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation). Any upfront premiums paid or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap.

The Fund is exposed to additional risks from investing in credit default swaps, such as liquidity risk and counterparty risk. Liquidity risk is the risk that the Fund will be unable to close out a credit default swap in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter (OTC) derivatives such as credit default swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the counterparty. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivatives contracts under an ISDA Master Agreement exceed certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on OTC derivatives in an amount not less than the counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.912886.101

SRQ-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.0%
	Shares	Value
High Yield Fixed-Income Funds - 100.0%
BlackRock High Yield Bond Portfolio Investor A Class	37,927,971	$ 288,631,858
Eaton Vance Income Fund of Boston - Class A	9,824,511	56,490,937
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	12,906,164	118,091,404
Fidelity Advisor High Income Fund Institutional Class (a)	12,542,148	105,479,469
Fidelity Capital & Income Fund (a)	89,527,347	802,165,029
Fidelity High Income Fund (a)	63,297,592	559,550,713
Janus High-Yield Fund Class T	32,819,866	292,425,007
MainStay High Yield Corporate Bond Fund Class A	29,264,857	171,784,709
PIMCO High Yield Fund Administrative Class	43,040,241	392,957,404
T. Rowe Price High Yield Fund Advisor Class	143,394,676	944,970,912
TOTAL FIXED-INCOME FUNDS (Cost $3,708,686,028)		3,732,547,442
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,708,686,028)		3,732,547,442
NET OTHER ASSETS (LIABILITIES) - 0.0%		(149,756)
NET ASSETS - 100%		$ 3,732,397,686
Legend
(a) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 119,134,636	$ 1,755,932	$ 102,249	$ 1,755,932	$ 118,091,404
Fidelity Advisor High Income Fund Institutional Class	95,934,593	11,526,799	-	1,480,958	105,479,469
Fidelity Capital & Income Fund	664,426,704	185,871,543	24,167,500	11,788,692	802,165,029
Fidelity Focused High Income Fund	10,053,758	90,263	10,090,088	88,838	-
Fidelity High Income Fund	430,747,864	151,286,045	10,000,000	7,949,353	559,550,713
Total	$ 1,320,297,555	$ 350,530,582	$ 44,359,837	$ 23,063,773	$ 1,585,286,615
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $3,712,067,612. Net unrealized appreciation aggregated $20,479,830, of which $92,376,975 related to appreciated investment securities and $71,897,145 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.912870.101

SIT-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 22.9%
	Shares	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
Denso Corp.	233,700	$ 7,027,680
Exedy Corp.	33,300	685,808
FCC Co. Ltd.	5,000	87,899
GKN PLC	1,371,915	3,893,171
Nokian Tyres PLC	70,206	2,646,201
Pirelli & C SpA	155,376	1,547,450
		15,888,209
Automobiles - 0.7%
Bayerische Motoren Werke AG (BMW)	213,367	16,206,932
Dongfeng Motor Group Co. Ltd. (H Shares)	824,000	1,401,370
Honda Motor Co. Ltd.	788,000	25,049,169
Hyundai Motor Co.	28,728	5,937,999
Tata Motors Ltd.	710,594	2,948,415
Toyota Motor Corp.	527,000	20,252,503
		71,796,388
Distributors - 0.1%
Li & Fung Ltd.	3,452,000	6,333,333
Hotels, Restaurants & Leisure - 0.3%
Compass Group PLC	1,417,992	13,933,997
Orascom Development Holding AG	12,286	190,322
Paddy Power PLC (Ireland)	23,439	1,507,764
Sands China Ltd.	2,152,000	7,347,502
Tim Hortons, Inc. (Canada)	24,978	1,331,306
Whitbread PLC	180,823	5,211,373
		29,522,264
Household Durables - 0.0%
Berkeley Group Holdings PLC (a)	137,132	2,647,449
JM AB (B Shares)	42,076	721,829
		3,369,278
Internet & Catalog Retail - 0.0%
Ocado Group PLC (a)	519,241	806,625
Leisure Equipment & Products - 0.1%
Nikon Corp.	261,400	7,246,978
Sankyo Co. Ltd. (Gunma)	162,300	7,812,015
		15,058,993
Media - 0.7%
BEC World PCL (For. Reg.)	487,300	826,970
CyberAgent, Inc.	540	1,135,009
Fuji Media Holdings, Inc.	3,799	6,053,522
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
ITV PLC	1,602,743	$ 1,809,643
Naspers Ltd. Class N	49,494	2,616,855
Nippon Television Network Corp.	80,510	11,622,295
Pearson PLC	928,175	16,316,730
PT Media Nusantara Citra Tbk	3,458,000	680,564
Publicis Groupe SA	153,287	7,106,698
Reed Elsevier NV	1,995,370	20,744,255
Rightmove PLC	64,971	1,473,160
Schibsted ASA (B Shares)	37,748	1,174,672
T4F Entretenimento SA (a)	89,400	683,959
UBM PLC	221,649	1,832,964
		74,077,296
Multiline Retail - 0.0%
Dollarama, Inc.	39,953	2,212,240
Next PLC	45,711	2,137,717
		4,349,957
Specialty Retail - 0.3%
Cia.Hering SA	94,200	1,957,002
Dunelm Group PLC	160,444	1,214,144
Esprit Holdings Ltd.	2,276,900	3,666,954
Fast Retailing Co. Ltd.	18,200	4,053,387
Foschini Ltd.	125,036	1,752,840
Inditex SA	141,646	11,717,818
Kingfisher PLC	450,751	1,967,108
Nitori Holdings Co. Ltd.	39,650	3,581,388
Sa Sa International Holdings Ltd.	1,222,000	692,748
Sports Direct International PLC (a)	102,016	467,942
United Arrows Ltd.	24,300	605,026
USS Co. Ltd.	47,610	4,822,805
		36,499,162
Textiles, Apparel & Luxury Goods - 0.2%
Christian Dior SA	34,078	4,462,233
Gerry Weber International AG (Bearer)	33,255	1,280,222
Hugo Boss AG	6,853	663,048
LVMH Moet Hennessy - Louis Vuitton SA	51,320	7,596,397
Yue Yuen Industrial (Holdings) Ltd.	2,855,000	8,883,309
		22,885,209
TOTAL CONSUMER DISCRETIONARY		280,586,714
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 3.0%
Beverages - 0.4%
Diageo PLC	394,319	$ 9,395,160
Heineken NV (Bearer)	648,140	30,889,918
		40,285,078
Food & Staples Retailing - 0.5%
Ain Pharmaciez, Inc.	10,900	589,146
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	97,772	3,866,957
Bim Birlesik Magazalar A/S JSC	51,691	2,092,865
C.P. ALL PCL (For. Reg.)	1,771,800	1,907,107
FamilyMart Co. Ltd.	43,800	1,988,048
Lawson, Inc.	300,200	21,030,326
Metro, Inc. Class A (sub. vtg.)	39,577	1,954,614
Shoprite Holdings Ltd.	118,469	1,923,110
Sun Art Retail Group Ltd.	800,000	981,247
Tesco PLC	3,379,741	15,772,853
		52,106,273
Food Products - 0.9%
Danone SA	542,713	34,810,749
First Resources Ltd.	333,000	430,269
Kuala Lumpur Kepong Bhd	213,000	1,501,594
M. Dias Branco SA	17,600	486,501
Nestle SA	905,439	51,378,636
Tiger Brands Ltd.	50,079	1,424,492
Viscofan Envolturas Celulosicas SA	31,116	1,261,178
		91,293,419
Household Products - 0.2%
Kimberly-Clark de Mexico SA de CV Series A	742,759	1,293,470
Reckitt Benckiser Group PLC	422,236	22,469,141
		23,762,611
Personal Products - 0.2%
Kao Corp.	620,700	16,032,825
Kobayashi Pharmaceutical Co. Ltd.	122,200	6,672,547
Kose Corp.	137,400	3,022,062
		25,727,434
Tobacco - 0.8%
British American Tobacco PLC (United Kingdom)	873,167	41,270,675
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	4,809	$ 26,758,646
KT&G Corp.	315,543	21,009,999
		89,039,320
TOTAL CONSUMER STAPLES		322,214,135
ENERGY - 1.9%
Energy Equipment & Services - 0.4%
AMEC PLC	375,311	5,620,432
John Wood Group PLC	182,005	1,974,780
Petrofac Ltd.	623,832	14,973,112
Precision Drilling Corp. (a)	287,561	2,244,025
Technip SA	162,252	14,857,312
Tecnicas Reunidas SA	251,647	9,061,658
		48,731,319
Oil, Gas & Consumable Fuels - 1.5%
Bankers Petroleum Ltd. (a)	125,348	250,004
BG Group PLC	342,279	6,596,077
BP PLC	5,811,274	35,326,714
Cairn Energy PLC	1,420,199	6,294,316
Cenovus Energy, Inc.	88,410	2,786,218
CNOOC Ltd.	7,738,000	13,955,629
Ecopetrol SA	842,588	2,512,092
INPEX Corp.	1,500	8,659,569
OGX Petroleo e Gas Participacoes SA (a)	75,300	384,555
Oil Search Ltd. ADR	288,140	1,911,412
Petroleo Brasileiro SA - Petrobras (ON)	173,500	1,703,300
Peyto Exploration & Development Corp.	103,103	1,738,930
Reliance Industries Ltd.:
GDR (d)	111,474	2,699,900
GDR (Reg. S) (d)	43,600	1,055,992
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,353,310	42,064,651
Class B (United Kingdom)	255,791	8,222,171
Sasol Ltd.	95,024	4,051,811
StatoilHydro ASA	229,379	5,197,622
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Total SA	255,761	$ 11,023,048
Tullow Oil PLC	112,163	2,472,895
		158,906,906
TOTAL ENERGY		207,638,225
FINANCIALS - 4.4%
Capital Markets - 0.3%
Ashmore Group PLC	351,423	1,843,822
Cetip SA	74,200	1,070,590
Cetip SA rights 6/18/12 (a)	44	55
CI Financial Corp.	97,658	2,068,797
Daiwa Securities Group, Inc.	1,695,000	5,342,720
Deutsche Bank AG	27,920	1,012,066
Julius Baer Group Ltd.	220,058	6,951,439
Jupiter Fund Management PLC	240,953	769,225
Partners Group Holding AG	12,557	2,084,122
UBS AG	861,431	9,781,368
Value Partners Group Ltd.	1,159,000	588,344
		31,512,548
Commercial Banks - 2.1%
Banco Santander Chile sponsored ADR	27,013	2,010,848
Banco Santander SA (Spain)	1,935,897	10,312,409
Barclays PLC	6,742,564	18,499,007
BNP Paribas SA	695,446	22,283,561
BOC Hong Kong (Holdings) Ltd.	1,888,500	5,194,771
Chiba Bank Ltd.	424,000	2,386,599
China Construction Bank Corp. (H Shares)	5,003,000	3,467,882
Credicorp Ltd. (NY Shares)	26,485	3,304,533
DBS Group Holdings Ltd.	611,000	6,268,369
DnB NOR ASA	629,146	5,698,242
Guaranty Trust Bank PLC GDR (Reg. S)	4,768	25,686
HDFC Bank Ltd. sponsored ADR	184,866	5,168,853
HSBC Holdings PLC:
(Hong Kong)	1,544,000	12,179,546
(United Kingdom)	2,711,647	21,388,868
ICICI Bank Ltd. sponsored ADR	83,770	2,358,126
IndusInd Bank Ltd.	73,707	394,272
Itau Unibanco Banco Multiplo SA sponsored ADR	449,340	6,501,950
Joyo Bank Ltd.	599,000	2,474,532
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Jyske Bank A/S (Reg.) (a)	33,693	$ 878,166
Kasikornbank PCL (For. Reg.)	491,800	2,426,543
Komercni Banka A/S	28,908	4,309,108
Mitsubishi UFJ Financial Group, Inc.	1,231,800	5,316,170
PT Bank Mandiri (Persero) Tbk	3,598,000	2,641,086
PT Bank Rakyat Indonesia Tbk	4,905,500	2,948,519
Sapporo Hokuyo Holdings, Inc.	551,000	1,585,729
Siam Commercial Bank PCL (For. Reg.)	674,500	2,978,229
Skandinaviska Enskilda Banken AB (A Shares)	1,620,588	9,020,196
Standard Chartered PLC (United Kingdom)	837,991	16,967,708
Sumitomo Mitsui Financial Group, Inc.	1,042,900	30,386,524
Sydbank A/S (a)	61,662	1,013,187
The Hachijuni Bank Ltd.	412,000	1,969,047
Turkiye Halk Bankasi A/S	218,446	1,341,309
UniCredit SpA	1,149,990	3,548,201
Unione di Banche Italiane SCPA	232,390	646,381
Westpac Banking Corp.	689,485	13,627,319
Yes Bank Ltd.	142,256	837,315
		232,358,791
Consumer Finance - 0.1%
Aeon Credit Service Co. Ltd.	246,500	3,983,906
Diversified Financial Services - 0.3%
CRISIL Ltd.	13,584	257,706
Deutsche Boerse AG	173,708	8,312,017
FirstRand Ltd.	924,920	2,805,231
IG Group Holdings PLC	198,967	1,331,546
ING Groep NV (Certificaten Van Aandelen) (a)	2,051,407	11,869,244
ORIX Corp.	74,160	6,398,525
SNS Reaal (a)	47,336	66,239
		31,040,508
Insurance - 1.2%
AIA Group Ltd.	4,496,800	14,658,031
Amlin PLC	686,441	3,372,885
Aviva PLC	2,105,734	8,546,448
AXA SA	1,109,614	12,516,824
Catlin Group Ltd.	391,361	2,424,620
Euler Hermes SA	27,379	1,794,186
Hiscox Ltd.	1,467,294	8,963,056
Jardine Lloyd Thompson Group PLC	301,121	3,174,647
Lancashire Holdings Ltd.	169,937	1,976,866
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Munich Re Group	88,002	$ 10,945,062
Prudential PLC	347,153	3,644,238
Sony Financial Holdings, Inc.	1,412,500	20,204,236
St. James's Place Capital PLC	138,015	665,857
Swiss Re Ltd.	347,032	20,109,252
Zurich Financial Services AG	92,685	19,051,681
		132,047,889
Real Estate Investment Trusts - 0.0%
Derwent London PLC	53,767	1,449,712
Real Estate Management & Development - 0.4%
BR Malls Participacoes SA	146,100	1,608,161
BR Properties SA	126,600	1,437,459
Brookfield Asset Management, Inc.	206,673	6,599,069
Daito Trust Construction Co. Ltd.	29,600	2,605,888
Deutsche Wohnen AG	419,813	6,503,001
Global Logistic Properties Ltd.	1,689,000	2,726,308
GSW Immobilien AG	303,806	10,615,344
Hang Lung Properties Ltd.	1,722,000	5,491,107
Oberoi Realty Ltd.	102,699	472,720
Parque Arauco SA	815,887	1,420,581
SM Prime Holdings, Inc.	3,197,500	937,541
Tag Immobilien AG	125,404	1,243,743
		41,660,922
TOTAL FINANCIALS		474,054,276
HEALTH CARE - 2.3%
Biotechnology - 0.0%
Abcam PLC	304,674	1,848,129
Health Care Equipment & Supplies - 0.2%
Biosensors International Group Ltd. (a)	891,000	847,024
Cochlear Ltd.	22,565	1,378,621
Coloplast A/S Series B	18,093	3,117,667
Essilor International SA	45,131	3,858,615
Getinge AB (B Shares)	159,995	3,993,000
Nihon Kohden Corp.	110,900	3,165,764
Sonova Holding AG Class B	36,086	3,396,813
Synthes, Inc.	37,600	6,147,099
William Demant Holding A/S (a)	30,552	2,693,633
		28,598,236
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 0.2%
Diagnosticos da America SA	588,100	$ 4,126,046
Life Healthcare Group Holdings Ltd.	459,455	1,580,204
Miraca Holdings, Inc.	238,000	9,087,371
Odontoprev SA	135,600	726,122
Rhoen-Klinikum AG	118,473	3,233,905
Ship Healthcare Holdings, Inc.	31,500	742,105
		19,495,753
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	37,398	550,499
Pharmaceuticals - 1.9%
Aspen Pharmacare Holdings Ltd.	69,125	957,236
Bayer AG	681,719	43,267,330
Celltrion, Inc.	71,245	2,024,845
CFR Pharmaceuticals SA	3,781,051	775,156
GlaxoSmithKline PLC	759,312	16,825,641
Hisamitsu Pharmaceutical Co., Inc.	56,100	2,471,203
Ipca Laboratories Ltd.	64,032	391,859
Lupin Ltd.	115,747	1,118,846
Novartis AG	721,827	37,605,558
PT Kalbe Farma Tbk	3,230,000	1,331,516
Roche Holding AG (participation certificate)	286,563	44,847,048
Sanofi SA	476,716	32,472,538
Santen Pharmaceutical Co. Ltd.	419,400	15,206,666
Shire PLC	103,596	2,921,692
Sun Pharmaceutical Industries Ltd.	156,147	1,579,721
		203,796,855
TOTAL HEALTH CARE		254,289,472
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.4%
Cobham PLC	2,105,359	7,278,048
Meggitt PLC	298,611	1,744,371
MTU Aero Engines Holdings AG	31,372	2,307,372
Rolls-Royce Group PLC	2,222,886	28,259,376
Zodiac Aerospace	15,810	1,542,676
		41,131,843
Air Freight & Logistics - 0.4%
Deutsche Post AG	837,897	13,889,934
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Air Freight & Logistics - continued
PostNL NV	2,039,028	$ 6,872,901
Yamato Holdings Co. Ltd.	1,285,800	19,969,584
		40,732,419
Airlines - 0.2%
Copa Holdings SA Class A	12,314	1,022,308
Norwegian Air Shuttle A/S (a)	44,043	641,903
Ryanair Holdings PLC sponsored ADR (a)	285,500	8,764,850
Singapore Airlines Ltd.	1,259,000	10,161,105
		20,590,166
Building Products - 0.1%
Geberit AG (Reg.)	39,458	7,675,617
Nibe Industrier AB (B Shares)	12,426	171,905
		7,847,522
Commercial Services & Supplies - 0.1%
Aggreko PLC	7,032	239,084
Babcock International Group PLC	295,256	3,877,335
Brambles Ltd.	356,385	2,312,050
RPS Group PLC	164,866	526,932
Valid Solucoes SA	35,100	481,203
		7,436,604
Construction & Engineering - 0.4%
Balfour Beatty PLC	2,823,697	11,879,029
JGC Corp.	1,114,000	30,519,956
Outotec Oyj	6,678	264,135
		42,663,120
Electrical Equipment - 0.3%
Legrand SA	704,161	21,214,205
Schneider Electric SA	157,779	8,437,112
		29,651,317
Industrial Conglomerates - 0.4%
Alliance Global Group, Inc.	5,059,000	1,450,751
Bidvest Group Ltd.	94,159	1,984,635
Hutchison Whampoa Ltd.	488,000	4,014,507
Keppel Corp. Ltd.	1,185,000	9,177,635
SembCorp Industries Ltd.	856,000	3,208,505
Siemens AG	341,618	28,204,838
		48,040,871
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.7%
Andritz AG	56,756	$ 3,008,899
Atlas Copco AB (A Shares)	224,405	4,544,902
Fanuc Corp.	43,400	7,458,144
Glory Ltd.	446,300	8,548,154
Haitian International Holdings Ltd.	442,000	456,149
Hyundai Heavy Industries Co. Ltd.	35,475	8,023,772
Iochpe-Maxion SA	56,500	703,151
Joy Global, Inc.	88,840	4,962,602
Kone Oyj (B Shares)	24,854	1,391,140
Meyer Burger Technology AG (a)	1,825	28,896
PT United Tractors Tbk	1,091,000	2,681,075
Rotork PLC	44,712	1,402,339
Samsung Heavy Industries Ltd.	72,710	2,251,264
Schindler Holding AG (participation certificate)	110,532	12,266,317
SembCorp Marine Ltd.	2,517,000	8,731,173
Sinotruk Hong Kong Ltd.	2,823,000	1,563,979
SMC Corp.	48,100	7,884,051
Spirax-Sarco Engineering PLC	31,268	999,001
The Weir Group PLC	110,291	2,638,611
		79,543,619
Professional Services - 0.1%
Experian PLC	255,911	3,580,326
Michael Page International PLC	1,235,416	6,797,647
Qualicorp SA	60,600	516,806
SGS SA (Reg.)	1,390	2,514,898
		13,409,677
Road & Rail - 0.0%
East Japan Railway Co.	84,400	5,018,279
Trading Companies & Distributors - 0.2%
Brenntag AG	49,991	5,655,007
Bunzl PLC	569,890	8,999,588
Mitsubishi Corp.	319,900	6,242,162
		20,896,757
Transportation Infrastructure - 0.0%
China Merchant Holdings International Co. Ltd.	488,000	1,480,684
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Companhia de Concessoes Rodoviarias	278,400	$ 2,167,182
International Container Terminal Services, Inc.	327,330	580,078
		4,227,944
TOTAL INDUSTRIALS		361,190,138
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.2%
Axis Communications AB	27,327	566,233
Telefonaktiebolaget LM Ericsson (B Shares)	2,156,458	18,358,548
		18,924,781
Computers & Peripherals - 0.1%
ASUSTeK Computer, Inc. GDR (Reg. S)	59,460	3,037,200
Gemalto NV	123,945	7,907,945
Lenovo Group Ltd.	4,554,000	3,872,474
		14,817,619
Electronic Equipment & Components - 0.1%
China High Precision Automation Group Ltd.	334,000	57,771
Halma PLC	929,814	5,617,547
HLS Systems International Ltd. (a)	49,936	448,425
Spectris PLC	144,526	3,591,007
Venture Corp. Ltd.	398,000	2,464,721
		12,179,471
Internet Software & Services - 0.1%
Daum Communications Corp.	6,489	555,743
GREE, Inc.	45,400	727,061
Moneysupermarket.com Group PLC	273,674	489,672
Opera Software ASA	121,138	787,653
Yahoo! Japan Corp.	12,812	3,724,004
		6,284,133
IT Services - 0.4%
Amadeus IT Holding SA Class A	618,013	11,346,888
Cielo SA	69,920	1,889,402
Cognizant Technology Solutions Corp. Class A (a)	66,940	3,899,255
Computershare Ltd.	439,637	3,336,071
Nomura Research Institute Ltd.	519,200	11,201,034
Obic Co. Ltd.	26,860	5,235,949
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Sonda SA	243,933	$ 660,587
Tata Consultancy Services Ltd.	282,632	6,280,795
		43,849,981
Office Electronics - 0.2%
Canon, Inc.	254,700	10,162,911
Konica Minolta Holdings, Inc.	602,600	4,306,425
Neopost SA	95,313	4,957,345
		19,426,681
Semiconductors & Semiconductor Equipment - 0.4%
ARM Holdings PLC	203,565	1,592,817
ASM International NV (Netherlands)	67,167	2,283,664
ASML Holding NV (Netherlands)	169,301	7,756,845
Infineon Technologies AG	170,875	1,356,287
Samsung Electronics Co. Ltd.	15,669	16,074,237
Spreadtrum Communications, Inc. ADR	39,243	702,450
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	983,181	13,499,075
Tokyo Electron Ltd.	104,500	4,701,247
		47,966,622
Software - 0.2%
Check Point Software Technologies Ltd. (a)	58,443	2,994,619
Dassault Systemes SA	61,244	5,576,737
Nintendo Co. Ltd.	33,200	3,843,463
SAP AG	221,986	12,737,455
SimCorp A/S	4,308	676,282
		25,828,556
TOTAL INFORMATION TECHNOLOGY		189,277,844
MATERIALS - 1.9%
Chemicals - 1.3%
Air Liquide SA	84,214	9,141,736
Akzo Nobel NV	648,464	29,623,195
Arkema SA	36,117	2,384,098
BASF AG	47,602	3,340,679
China BlueChemical Ltd. (H Shares)	1,474,000	1,017,920
Christian Hansen Holding A/S	45,843	1,278,616
Chugoku Marine Paints Ltd.	330,000	1,541,631
Croda International PLC	50,467	1,748,258
Dongyue Group Co. Ltd.	1,427,000	922,952
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Elementis PLC	261,620	$ 816,486
Givaudan SA	21,792	20,263,709
Johnson Matthey PLC	146,259	4,924,157
Linde AG	207,785	32,038,895
Nippon Paint Co. Ltd.	357,000	2,571,051
Nufarm Ltd.	914,956	4,411,730
Shin-Etsu Chemical Co., Ltd.	271,155	13,902,013
Sika AG (Bearer)	433	785,758
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	34,822	1,809,699
Symrise AG	263,242	7,430,323
Syngenta AG (Switzerland)	8,673	2,793,516
Victrex PLC	58,477	1,263,613
Yingde Gases Group Co. Ltd.	770,000	703,378
		144,713,413
Containers & Packaging - 0.1%
Rexam PLC	1,699,907	10,588,750
Smurfit Kappa Group PLC	935,730	5,888,788
		16,477,538
Metals & Mining - 0.5%
Eurasian Natural Resources Corp. PLC	645,202	4,219,872
Glencore International PLC	962,743	5,067,508
Iluka Resources Ltd.	800,936	10,454,570
Newcrest Mining Ltd.	158,818	3,855,239
Rio Tinto PLC	549,742	23,651,821
Sumitomo Metal Industries Ltd.	1,066,000	1,720,340
Xstrata PLC	82,542	1,179,083
		50,148,433
TOTAL MATERIALS		211,339,384
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
China Unicom Ltd.	5,284,000	7,242,669
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,016,000	1,328,951
Koninklijke KPN NV	265,987	2,515,502
TDC A/S	562,074	3,551,751
Telecom Italia SpA	1,924,358	1,590,047
Telenor ASA	291,552	4,268,475
		20,497,395
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 1.1%
Advanced Info Service PCL (For. Reg.)	509,600	$ 2,866,700
Empresa Nacional de Telecomunicaciones SA (ENTEL)	78,050	1,387,656
KDDI Corp.	7,820	48,286,412
Millicom International Cellular SA (depository receipt)	34,224	2,934,688
NTT DoCoMo, Inc.	5,729	9,139,716
SmarTone Telecommunications Holdings Ltd.	629,000	1,163,742
TIM Participacoes SA sponsored ADR	139,394	3,408,183
Vodafone Group PLC	18,502,787	49,346,634
		118,533,731
TOTAL TELECOMMUNICATION SERVICES		139,031,126
UTILITIES - 0.5%
Electric Utilities - 0.2%
Ceske Energeticke Zavody A/S	169,038	5,974,194
Energias do Brasil SA	402,800	2,576,354
Fortum Corp.	279,004	5,075,825
Red Electrica Corporacion SA	91,204	3,377,824
Scottish & Southern Energy PLC	310,733	6,347,425
		23,351,622
Gas Utilities - 0.2%
China Resources Gas Group Ltd.	440,000	837,874
Enagas SA	672,201	10,508,166
Snam Rete Gas SpA	1,471,449	5,952,634
Tokyo Gas Co. Ltd.	1,636,000	7,759,045
		25,057,719
Independent Power Producers & Energy Traders - 0.1%
Tractebel Energia SA	315,500	5,232,652
Multi-Utilities - 0.0%
Suez Environnement SA	240,250	2,612,601
TOTAL UTILITIES		56,254,594
TOTAL COMMON STOCKS (Cost $2,785,646,362)		2,495,875,908
Nonconvertible Preferred Stocks - 0.2%
	Shares	Value
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	181,805	$ 11,877,059
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Class C	237,688,358	366,325
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	8,657,205	5,913,816
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $22,911,163)		18,157,200
Equity Funds - 75.8%

Europe Stock Funds - 0.0%
Henderson European Focus Fund Class A	38	816
Foreign Large Blend Funds - 51.0%
American EuroPacific Growth Fund Class F-1	4,788,928	167,995,606
Artisan International Value Fund Investor Class	18,565,058	465,611,649
Fidelity Diversified International Fund (c)	18,579,047	476,366,763
Fidelity International Discovery Fund (c)	23,135,583	640,392,946
GE Institutional International Equity Fund Service Class	9,622,679	89,587,144
Harbor International Fund Retirement Class	22,975,569	1,212,420,800
Henderson International Opportunities Fund Class A	13,478,676	242,616,161
iShares MSCI EAFE Index ETF	13,585,570	648,846,823
Litman Gregory Masters International Fund	18,914,947	229,438,308
Manning & Napier Fund, Inc. World Opportunities Series Class A	114,513,999	752,356,975
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class B	52,763,254	635,269,572
Neuberger Berman International Fund - Trust Class	373	6,233
TOTAL FOREIGN LARGE BLEND FUNDS		5,560,908,980
Foreign Large Growth Funds - 9.9%
AIM International Growth Fund Class A	3,761,312	94,333,698
Fidelity Canada Fund (c)	2,276,705	112,059,435
Fidelity International Capital Appreciation Fund (c)	4,866,275	56,984,086
Scout International Fund	12,504,856	352,261,802
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - continued
T. Rowe Price International Stock Fund Advisor Class	2,616,374	$ 32,207,566
Thornburg International Value Fund Class A	18,065,705	431,951,013
TOTAL FOREIGN LARGE GROWTH FUNDS		1,079,797,600
Foreign Large Value Funds - 5.4%
Oakmark International Fund Class I	29,208,301	477,263,646
Pear Tree Polaris Freign Value Fund - Ordinary Class	9,413,280	114,088,958
TOTAL FOREIGN LARGE VALUE FUNDS		591,352,604
Foreign Small Mid Growth Funds - 0.0%
MFS International New Discovery Fund A Shares	57	1,169
Foreign Small Mid Value Funds - 2.8%
Morgan Stanley International Small Cap Portfolio Class P (a)	6,303,364	69,147,902
Third Avenue International Value Fund	16,939,605	237,493,255
TOTAL FOREIGN SMALL MID VALUE FUNDS		306,641,157
Sector Funds - 1.3%
ING International Real Estate Fund Class A	15,628,590	116,589,280
SPDR DJ Wilshire International Real Estate ETF	706,300	24,353,224
TOTAL SECTOR FUNDS		140,942,504
Other - 5.4%
Fidelity Japan Fund (c)	16,172,606	147,817,623
Fidelity Japan Smaller Companies Fund (c)	6,307,574	51,469,802
iShares MSCI Australia Index ETF	3,709,700	77,013,372
iShares MSCI Japan Index ETF	30,042,200	267,075,158
Lazard Emerging Markets Equity Portfolio Open Shares	56	981
Matthews Pacific Tiger Fund Class I	15,358	315,918
SPDR Russell/Nomura Small Cap Japan ETF	160,400	6,390,208
SSgA Emerging Markets Fund	50	883
Wintergreen Fund (a)	2,541,069	34,990,517
TOTAL OTHER		585,074,462
TOTAL EQUITY FUNDS (Cost $8,658,622,043)		8,264,719,292
Money Market Funds - 1.0%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $106,233,687)	106,233,687	$ 106,233,687
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $11,573,413,255)		10,884,986,087
NET OTHER ASSETS (LIABILITIES) - 0.1%		13,326,342
NET ASSETS - 100%		$ 10,898,312,429
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,755,892 or 0.0% of net assets.

Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 131,113,064	$ -	$ 8,242,264	$ -	$ 112,059,435
Fidelity Diversified International Fund	486,092,992	40,236,780	-	-	476,366,763
Fidelity International Capital Apprecia- tion Fund	62,580,302	-	-	-	56,984,086
Fidelity International Discovery Fund	708,180,205	-	-	-	640,392,946
Fidelity Japan Fund	162,372,969	-	-	-	147,817,623
Fidelity Japan Smaller Companies Fund	55,885,104	-	-	-	51,469,802
Total	$ 1,606,224,636	$ 40,236,780	$ 8,242,264	$ -	$ 1,485,090,655
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 280,586,714	$ 46,324,951	$ 234,261,763	$ -
Consumer Staples	334,091,194	38,872,225	295,218,969	-
Energy	207,638,225	17,286,428	190,351,797	-
Financials	474,054,276	107,526,460	366,527,816	-
Health Care	254,289,472	17,387,695	236,901,777	-
Industrials	361,556,463	77,061,789	284,494,674	-
Information Technology	189,277,844	56,677,854	132,542,219	57,771
Materials	211,339,384	23,175,488	188,163,896	-
Telecommunica- tion Services	144,944,942	10,155,232	134,789,710	-
Utilities	56,254,594	14,621,074	41,633,520	-
Equity Funds	8,264,719,292	8,264,719,292	-	-
Money Market Funds	106,233,687	106,233,687	-	-
Total Investments in Securities:	$ 10,884,986,087	$ 8,780,042,175	$ 2,104,886,141	$ 57,771
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 80,937
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(23,166)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 57,771
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (23,166)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $11,614,331,035. Net unrealized depreciation aggregated $729,344,948, of which $321,548,856 related to appreciated investment securities and $1,050,893,804 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International II
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the general public

May 31, 2012

1.912844.101

SIL-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.2%
	Shares	Value
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.4%
Aisin Seiki Co. Ltd.	24,300	$ 756,916
Bridgestone Corp.	55,500	1,183,606
Denso Corp.	16,300	490,163
NHK Spring Co. Ltd.	23,100	244,089
		2,674,774
Automobiles - 1.1%
Bayerische Motoren Werke AG (BMW)	23,306	1,770,277
Daihatsu Motor Co. Ltd.	15,000	257,449
Fuji Heavy Industries Ltd.	48,000	367,468
Honda Motor Co. Ltd.	67,700	2,152,067
Nissan Motor Co. Ltd.	53,200	511,654
Toyota Motor Corp.	80,600	3,097,442
		8,156,357
Hotels, Restaurants & Leisure - 0.2%
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)	29,600	347,800
Sands China Ltd.	245,600	838,544
William Hill PLC	68,100	284,595
		1,470,939
Household Durables - 0.1%
Sekisui House Ltd.	54,000	455,376
Sharp Corp. ADR	7,200	37,080
		492,456
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	505	539,875
Leisure Equipment & Products - 0.1%
Amer Group PLC (A Shares)	30,800	356,043
Nikon Corp.	12,300	341,002
		697,045
Media - 0.5%
British Sky Broadcasting Group PLC	64,100	681,947
CyberAgent, Inc.	160	336,299
ITV PLC	303,000	342,115
Pearson PLC	22,200	390,262
Reed Elsevier NV	68,300	710,060
UBM PLC	37,900	313,421
WPP PLC	100,789	1,206,679
		3,980,783
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - 0.4%
Lifestyle International Holdings Ltd.	195,000	$ 422,081
Next PLC	9,100	425,570
PPR SA	12,170	1,733,366
		2,581,017
Specialty Retail - 0.5%
Fast Retailing Co. Ltd.	1,100	244,985
H&M Hennes & Mauritz AB (B Shares)	40,825	1,215,655
Inditex SA	10,630	879,378
Kingfisher PLC	118,800	518,451
Yamada Denki Co. Ltd.	16,480	825,021
		3,683,490
Textiles, Apparel & Luxury Goods - 0.5%
adidas AG	8,800	657,112
Burberry Group PLC	26,200	554,382
Christian Dior SA	7,100	929,686
LVMH Moet Hennessy - Louis Vuitton SA	8,828	1,306,722
Swatch Group AG (Bearer)	1,410	545,352
		3,993,254
TOTAL CONSUMER DISCRETIONARY		28,269,990
CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Anheuser-Busch InBev SA NV	11,699	791,551
Diageo PLC	104,410	2,487,703
Pernod Ricard SA	4,160	406,309
SABMiller PLC	35,700	1,319,405
Treasury Wine Estates Ltd.	204,406	880,075
		5,885,043
Food & Staples Retailing - 0.3%
Koninklijke Ahold NV	29,733	349,397
Lawson, Inc.	3,500	245,190
Seven & i Holdings Co., Ltd.	37,200	1,118,536
Tesco PLC	108,800	507,757
		2,220,880
Food Products - 1.6%
Dairy Crest Group PLC	118,585	575,403
Nestle SA	124,073	7,040,454
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Unilever NV (Certificaten Van Aandelen) (Bearer)	89,800	$ 2,821,093
Unilever PLC	43,000	1,353,068
		11,790,018
Household Products - 0.1%
Henkel AG & Co. KGaA	2,700	148,380
Reckitt Benckiser Group PLC	13,600	723,719
		872,099
Personal Products - 0.3%
Beiersdorf AG	10,800	682,214
Kao Corp.	7,600	196,310
L'Oreal SA	7,500	844,438
		1,722,962
Tobacco - 1.1%
British American Tobacco PLC (United Kingdom)	85,700	4,050,653
Imperial Tobacco Group PLC	13,936	504,154
Japan Tobacco, Inc.	526	2,926,814
Swedish Match Co. AB	14,200	538,149
		8,019,770
TOTAL CONSUMER STAPLES		30,510,772
ENERGY - 3.0%
Energy Equipment & Services - 0.5%
Aker Solutions ASA	32,000	422,930
AMEC PLC	33,276	498,321
Saipem SpA	42,020	1,641,806
Transocean Ltd. (Switzerland)	22,895	926,836
WorleyParsons Ltd.	16,171	404,831
		3,894,724
Oil, Gas & Consumable Fuels - 2.5%
BG Group PLC	184,003	3,545,932
BP PLC	546,669	3,323,199
ENI SpA	101,600	1,957,259
INPEX Corp.	119	686,993
Oil Search Ltd. ADR	33,893	224,833
Ophir Energy PLC	22,800	204,663
Origin Energy Ltd.	89,163	1,118,675
Royal Dutch Shell PLC:
Class A (United Kingdom)	110,979	3,449,537
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Royal Dutch Shell PLC: - continued
Class B (United Kingdom)	24,491	$ 787,241
StatoilHydro ASA	23,900	541,563
Total SA	24,100	1,038,686
Tullow Oil PLC	44,732	986,221
		17,864,802
TOTAL ENERGY		21,759,526
FINANCIALS - 7.5%
Capital Markets - 0.6%
Deutsche Bank AG	21,400	775,724
Macquarie Group Ltd.	21,349	560,870
UBS AG	268,240	3,045,809
		4,382,403
Commercial Banks - 3.9%
Australia & New Zealand Banking Group Ltd.	109,262	2,224,431
Banco Bilbao Vizcaya Argentaria SA	277,698	1,586,161
Barclays PLC	793,449	2,176,919
BNP Paribas SA	55,460	1,777,056
BOC Hong Kong (Holdings) Ltd.	167,000	459,373
Commonwealth Bank of Australia	51,132	2,460,499
Danske Bank A/S (a)	65,423	871,312
DBS Group Holdings Ltd.	146,000	1,497,843
HSBC Holdings PLC (United Kingdom)	418,654	3,302,249
Intesa Sanpaolo SpA	794,283	992,282
KBC Groupe SA	30,548	470,744
Lloyds Banking Group PLC (a)	3,086,100	1,214,767
Mitsubishi UFJ Financial Group, Inc.	609,100	2,628,738
National Australia Bank Ltd.	34,902	764,276
Shinsei Bank Ltd.	176,000	185,776
Societe Generale Series A	27,927	557,775
Sumitomo Mitsui Financial Group, Inc.	73,200	2,132,797
Swedbank AB (A Shares)	40,700	581,678
UniCredit SpA	48,800	150,568
Unione di Banche Italiane SCPA	102,113	284,022
United Overseas Bank Ltd.	58,860	808,035
Westpac Banking Corp.	45,061	890,608
Wing Hang Bank Ltd.	19,000	174,540
		28,192,449
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.0%
Credit Saison Co. Ltd.	12,200	$ 232,673
Diversified Financial Services - 0.3%
ASX Ltd.	8,011	229,892
IG Group Holdings PLC	12,600	84,323
ING Groep NV (Certificaten Van Aandelen) (a)	76,200	440,886
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,300	123,550
ORIX Corp.	13,090	1,129,405
		2,008,056
Insurance - 1.6%
AEGON NV	284,100	1,199,344
AIA Group Ltd.	495,200	1,614,183
Allianz AG	26,930	2,447,395
AXA SA	54,400	613,651
Legal & General Group PLC	417,853	714,065
MS&AD Insurance Group Holdings, Inc.	11,700	179,120
Prudential PLC	64,761	679,828
QBE Insurance Group Ltd.	38,069	459,088
Resolution Ltd.	148,400	443,066
Sony Financial Holdings, Inc.	34,500	493,484
Storebrand ASA (A Shares)	73,600	220,680
Suncorp-Metway Ltd.	85,194	643,983
Tokio Marine Holdings, Inc.	42,500	922,721
Zurich Financial Services AG	5,740	1,179,874
		11,810,482
Real Estate Investment Trusts - 0.5%
British Land Co. PLC	54,900	409,975
Capital Shopping Centres Group PLC	42,700	203,935
Goodman Group unit	83,745	275,727
Stockland Corp. Ltd. unit	125,117	388,786
Unibail-Rodamco	4,900	811,046
Westfield Group unit	182,733	1,618,022
		3,707,491
Real Estate Management & Development - 0.6%
Henderson Land Development Co. Ltd.	99,000	498,728
Mitsubishi Estate Co. Ltd.	48,000	743,880
Mitsui Fudosan Co. Ltd.	69,000	1,146,542
New World Development Co. Ltd.	518,739	558,736
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sun Hung Kai Properties Ltd.	83,000	$ 939,980
Wharf Holdings Ltd.	102,000	532,896
		4,420,762
TOTAL FINANCIALS		54,754,316
HEALTH CARE - 3.5%
Biotechnology - 0.2%
Biovitrum AB (a)	124,500	400,679
CSL Ltd.	38,857	1,425,075
		1,825,754
Health Care Equipment & Supplies - 0.1%
Elekta AB (B Shares)	5,700	274,150
Nakanishi, Inc.	3,300	300,965
		575,115
Health Care Providers & Services - 0.1%
Fresenius SE	6,200	586,696
Life Sciences Tools & Services - 0.1%
Lonza Group AG	11,084	395,285
Pharmaceuticals - 3.0%
Astellas Pharma, Inc.	21,600	848,222
Bayer AG	17,788	1,128,969
Daiichi Sankyo Kabushiki Kaisha	23,100	371,523
Elan Corp. PLC (a)	17,400	245,106
GlaxoSmithKline PLC	153,100	3,392,552
Mitsubishi Tanabe Pharma Corp.	47,200	621,119
Novartis AG	11,271	587,194
Novo Nordisk A/S Series B	21,510	2,875,499
Roche Holding AG (participation certificate)	35,819	5,605,666
Rohto Pharmaceutical Co. Ltd.	25,000	295,036
Sanofi SA	63,085	4,297,171
Shire PLC	16,500	465,345
Takeda Pharmaceutical Co. Ltd.	21,000	877,687
		21,611,089
TOTAL HEALTH CARE		24,993,939
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 4.5%
Aerospace & Defense - 0.3%
Rolls-Royce Group PLC	109,500	$ 1,392,065
Safran SA	25,400	874,644
		2,266,709
Airlines - 0.0%
China Southern Airlines Ltd. (H Shares) (a)	574,000	244,789
Building Products - 0.3%
Asahi Glass Co. Ltd.	40,000	268,226
ASSA ABLOY AB (B Shares)	25,400	661,630
Compagnie de St. Gobain	14,900	530,302
JS Group Corp.	24,600	450,206
Wienerberger AG	21,000	189,395
		2,099,759
Commercial Services & Supplies - 0.0%
Serco Group PLC	34,111	276,758
Construction & Engineering - 0.2%
Chiyoda Corp.	34,000	401,887
VINCI SA	23,590	947,267
		1,349,154
Electrical Equipment - 0.3%
Alstom SA	22,894	666,997
Schneider Electric SA	26,502	1,417,174
Sumitomo Electric Industries Ltd.	26,500	306,228
		2,390,399
Industrial Conglomerates - 0.7%
Keppel Corp. Ltd.	124,700	965,781
Koninklijke Philips Electronics NV	52,800	935,459
Orkla ASA (A Shares)	105,300	713,786
Siemens AG	28,544	2,356,664
		4,971,690
Machinery - 1.0%
Fanuc Corp.	6,900	1,185,742
Fiat Industrial SpA	167,300	1,690,256
Fiat Industrial SpA:
rights 6/20/12 (a)	167,300	3
rights 6/20/12 (a)	167,300	6
GEA Group AG	33,039	844,588
Kubota Corp.	56,000	478,642
Makita Corp.	10,600	359,254
NSK Ltd.	111,000	680,741
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Sandvik AB	42,800	$ 536,022
Schindler Holding AG (participation certificate)	5,461	606,036
SMC Corp.	2,600	426,165
Vallourec SA	6,950	260,438
		7,067,893
Marine - 0.2%
A.P. Moller - Maersk A/S Series B	86	534,748
Kuehne & Nagel International AG	3,380	360,357
SITC International Holdings Co. Ltd.	1,387,000	330,598
		1,225,703
Professional Services - 0.3%
Adecco SA (Reg.)	12,944	505,590
Capita Group PLC	26,300	250,952
Experian PLC	33,900	474,278
Intertek Group PLC	7,200	294,330
Randstad Holding NV	14,700	397,689
		1,922,839
Road & Rail - 0.3%
East Japan Railway Co.	8,600	511,341
Tokyu Corp.	44,000	195,399
West Japan Railway Co.	35,800	1,404,197
		2,110,937
Trading Companies & Distributors - 0.7%
Bunzl PLC	10,200	161,076
Itochu Corp.	79,200	866,270
Kloeckner & Co. AG	27,629	263,397
Marubeni Corp.	63,000	402,191
Mitsubishi Corp.	59,200	1,155,161
Mitsui & Co. Ltd.	55,000	773,024
Sumitomo Corp.	39,800	533,603
Wolseley PLC	22,500	768,165
		4,922,887
Transportation Infrastructure - 0.2%
Kamigumi Co. Ltd.	45,000	349,235
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Sydney Airport unit	356,460	$ 1,006,960
Transurban Group unit	80,832	445,660
		1,801,855
TOTAL INDUSTRIALS		32,651,372
INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.0%
HTC Corp.	19,000	273,500
Computers & Peripherals - 0.1%
Gemalto NV	9,398	599,612
Toshiba Corp.	97,000	363,469
		963,081
Electronic Equipment & Components - 0.6%
Foxconn International Holdings Ltd. (a)	555,000	226,675
Hitachi High-Technologies Corp.	9,200	204,221
Hitachi Ltd.	206,000	1,176,007
Keyence Corp.	1,870	422,457
Kyocera Corp.	6,200	511,237
Murata Manufacturing Co. Ltd.	10,200	527,663
Taiyo Yuden Co. Ltd.	44,400	390,143
TDK Corp.	17,000	732,134
		4,190,537
IT Services - 0.1%
Amadeus IT Holding SA Class A	20,800	381,894
Nomura Research Institute Ltd.	6,100	131,599
		513,493
Office Electronics - 0.3%
Brother Industries Ltd.	24,600	268,716
Canon, Inc.	54,800	2,186,602
Konica Minolta Holdings, Inc.	16,000	114,343
		2,569,661
Semiconductors & Semiconductor Equipment - 0.2%
ASML Holding NV (Netherlands)	8,800	403,189
Infineon Technologies AG	90,750	720,311
		1,123,500
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Konami Corp.	25,000	$ 526,121
SAP AG	35,753	2,051,491
		2,577,612
TOTAL INFORMATION TECHNOLOGY		12,211,384
MATERIALS - 3.5%
Chemicals - 1.6%
Air Liquide SA	10,780	1,170,208
Air Water, Inc.	25,000	288,054
Akzo Nobel NV	13,249	605,242
Arkema SA	9,400	620,498
Asahi Kasei Corp.	72,000	388,850
BASF AG	10,016	702,917
Incitec Pivot Ltd.	176,299	487,721
Israel Chemicals Ltd.	55,600	575,975
Johnson Matthey PLC	29,400	989,821
JSR Corp.	23,700	408,641
Lanxess AG	21,210	1,417,134
Mitsubishi Gas Chemical Co., Inc.	58,000	336,680
Mitsui Chemicals, Inc.	134,000	339,580
Nippon Shokubai Co. Ltd.	20,000	223,567
Nitto Denko Corp.	18,800	758,741
Shin-Etsu Chemical Co., Ltd.	22,700	1,163,820
Sumitomo Chemical Co. Ltd.	65,000	204,130
Syngenta AG (Switzerland)	2,640	850,327
Toray Industries, Inc.	48,000	320,410
		11,852,316
Construction Materials - 0.1%
CRH PLC	7,500	126,920
HeidelbergCement Finance AG	16,220	709,917
		836,837
Metals & Mining - 1.7%
African Minerals Ltd. (a)	69,800	405,450
ArcelorMittal SA (Netherlands)	31,600	438,683
BHP Billiton Ltd.	88,722	2,734,875
BHP Billiton PLC	55,820	1,462,754
Fortescue Metals Group Ltd.	150,678	678,103
Hitachi Metals Ltd.	22,000	255,445
Iluka Resources Ltd.	38,360	500,711
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
JFE Holdings, Inc.	12,000	$ 193,893
Kazakhmys PLC	33,500	344,829
Kingsgate Consolidated NL	64,871	331,120
Medusa Mining Ltd.	24,854	127,104
Newcrest Mining Ltd.	38,127	925,517
Rio Tinto PLC	23,400	1,006,750
Umicore SA	30,195	1,439,575
Xstrata PLC	110,000	1,571,311
		12,416,120
Paper & Forest Products - 0.1%
China Forestry Holdings Co. Ltd.	860,000	24,886
Svenska Cellulosa AB (SCA) (B Shares)	18,100	258,380
		283,266
TOTAL MATERIALS		25,388,539
TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 1.0%
BT Group PLC	216,800	689,724
Deutsche Telekom AG	19,600	193,375
France Telecom SA	49,650	623,575
HKT Trust / HKT Ltd. unit	1,344,000	1,023,383
Iliad SA	3,806	491,268
Koninklijke KPN NV	43,788	414,114
Nippon Telegraph & Telephone Corp.	12,400	533,879
PCCW Ltd.	1,467,000	536,785
Telecom Corp. of New Zealand Ltd.	174,105	339,178
Telecom Italia SpA	1,278,300	1,056,226
Telenor ASA	39,500	578,301
Telstra Corp. Ltd.	180,401	623,837
Vivendi	34,205	553,711
		7,657,356
Wireless Telecommunication Services - 1.0%
KDDI Corp.	33	203,766
Millicom International Cellular SA (depository receipt)	3,200	274,398
NTT DoCoMo, Inc.	314	500,938
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
Softbank Corp.	33,800	$ 1,055,205
Vodafone Group PLC	1,901,032	5,070,022
		7,104,329
TOTAL TELECOMMUNICATION SERVICES		14,761,685
UTILITIES - 1.4%
Electric Utilities - 0.8%
Cheung Kong Infrastructure Holdings Ltd.	19,000	104,406
Chubu Electric Power Co., Inc.	48,200	738,331
Enel SpA	175,348	500,106
Fortum Corp.	21,600	392,961
Iberdrola SA	90,300	343,821
Kansai Electric Power Co., Inc.	60,400	874,190
Power Assets Holdings Ltd.	165,000	1,153,281
Red Electrica Corporacion SA	10,100	374,063
Scottish & Southern Energy PLC	63,100	1,288,960
Spark Infrastructure Group unit	185,841	277,878
		6,047,997
Gas Utilities - 0.0%
Enagas SA	14,065	219,871
Multi-Utilities - 0.6%
Centrica PLC	310,200	1,481,755
GDF Suez	8,500	168,212
National Grid PLC	36,300	364,080
RWE AG	59,730	2,188,439
		4,202,486
TOTAL UTILITIES		10,470,354
TOTAL COMMON STOCKS (Cost $296,181,273)		255,771,877
Nonconvertible Preferred Stocks - 0.5%

CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.3%
Volkswagen AG	12,700	2,037,696
Nonconvertible Preferred Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.1%
ProSiebenSat.1 Media AG	30,800	$ 649,953
TOTAL CONSUMER DISCRETIONARY		2,687,649
CONSUMER STAPLES - 0.1%
Household Products - 0.1%
Henkel AG & Co. KGaA	7,600	496,497
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Rolls-Royce Group PLC Class C	11,607,000	17,889
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telecom Italia SpA (Risparmio Shares)	268,900	183,688
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,702,468)		3,385,723
Equity Funds - 63.0%

Foreign Large Blend Funds - 42.2%
Fidelity Advisor Overseas Fund Institutional Class (c)	5,759,117	87,941,712
Fidelity Diversified International Fund (c)	4,449,326	114,080,716
Fidelity International Discovery Fund (c)	3,767,915	104,295,878
TOTAL FOREIGN LARGE BLEND FUNDS		306,318,306
Foreign Large Growth Funds - 9.0%
Fidelity Canada Fund (c)	49,659	2,444,232
Fidelity International Capital Appreciation Fund (c)	5,389,664	63,112,964
TOTAL FOREIGN LARGE GROWTH FUNDS		65,557,196
Foreign Large Value Funds - 3.5%
Fidelity International Value Fund (c)	3,988,045	25,084,800
Foreign Small Mid Growth Funds - 1.3%
Fidelity International Small Cap Opportunities Fund (c)	970,079	9,390,366
Sector Funds - 1.5%
Fidelity International Real Estate Fund (c)	1,411,831	10,645,203
Other - 5.5%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	929,944	8,741,475
Equity Funds - continued
	Shares	Value
Other - continued
Fidelity Japan Fund (c)	2,295,638	$ 20,982,128
Fidelity Japan Smaller Companies Fund (c)	1,280,527	10,449,097
TOTAL OTHER		40,172,700
TOTAL EQUITY FUNDS (Cost $563,695,915)		457,168,571
Money Market Funds - 1.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $7,659,524)	7,659,524	7,659,524
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $871,239,180)		723,985,695
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,150,598
NET ASSETS - 100%		$ 726,136,293
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 10,174,126	$ -	$ 609,554	$ -	$ 8,741,475
Fidelity Advisor Overseas Fund Institutional Class	114,999,687	-	15,789,410	-	87,941,712
Fidelity Canada Fund	2,927,278	30,157	266,038	-	2,444,232
Fidelity Diversified International Fund	130,110,310	9,597,380	13,627,651	-	114,080,716
Fidelity International Capital Appreciation Fund	67,963,098	1,449,942	217,468	-	63,112,964
Fidelity International Discovery Fund	128,208,120	150,787	13,067,843	-	104,295,878
Fidelity International Real Estate Fund	11,588,513	30,157	-	-	10,645,203
Fidelity International Small Cap Opportunities Fund	10,983,480	30,157	914,331	-	9,390,366
Fidelity International Value Fund	27,677,306	629,255	217,468	-	25,084,800
Fidelity Japan Fund	25,830,548	-	2,752,824	-	20,982,128
Fidelity Japan Smaller Companies Fund	12,204,960	60,315	914,331	-	10,449,097
Total	$ 542,667,426	$ 11,978,150	$ 48,376,918	$ -	$ 457,168,571
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 30,957,639	$ 1,645,505	$ 29,312,134	$ -
Consumer Staples	31,007,269	880,075	30,127,194	-
Energy	21,759,526	1,748,339	20,011,187	-
Financials	54,754,316	17,600,496	37,153,820	-
Health Care	24,993,939	1,425,075	23,568,864	-
Industrials	32,669,261	3,011,677	29,657,584	-
Information Technology	12,211,384	500,175	11,711,209	-
Materials	25,388,539	3,626,251	21,737,402	24,886
Telecommunication Services	14,945,373	2,184,005	12,761,368	-
Utilities	10,470,354	1,535,565	8,934,789	-
Equity Funds	457,168,571	457,168,571	-	-
Money Market Funds	7,659,524	7,659,524	-	-
Total Investments in Securities:	$ 723,985,695	$ 498,985,258	$ 224,975,551	$ 24,886
Transfers from Level 1 to Level 2 during the period were $157,690,607.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 24,904
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(18)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 24,886
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (18)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $885,077,309. Net unrealized depreciation aggregated $161,091,614, of which $9,525,169 related to appreciated investment securities and $170,616,783 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to
the general public

May 31, 2012

1.912862.101

SMC-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 35.8%
	Shares	Value
CONSUMER DISCRETIONARY - 5.6%
Auto Components - 0.3%
Dana Holding Corp.	246,102	$ 3,278,079
Tenneco, Inc. (a)	43,653	1,185,179
TRW Automotive Holdings Corp. (a)	45,095	1,739,314
WABCO Holdings, Inc. (a)	38,753	2,005,855
		8,208,427
Distributors - 0.2%
LKQ Corp. (a)	47,647	1,736,257
Pool Corp.	57,041	2,108,806
		3,845,063
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	19,027	540,938
Sotheby's Class A (Ltd. vtg.)	18,822	574,071
		1,115,009
Hotels, Restaurants & Leisure - 1.4%
Ameristar Casinos, Inc.	116,075	2,170,603
Brinker International, Inc.	94,175	3,042,794
Choice Hotels International, Inc.	38,940	1,417,027
Darden Restaurants, Inc.	32,962	1,705,124
Domino's Pizza, Inc.	51,615	1,585,097
Dunkin' Brands Group, Inc.	45,370	1,473,164
Hyatt Hotels Corp. Class A (a)	116,108	4,294,835
Interval Leisure Group, Inc.	55,187	918,864
Jack in the Box, Inc. (a)	70,301	1,817,281
Life Time Fitness, Inc. (a)	46,934	2,011,591
Penn National Gaming, Inc. (a)	66,159	3,040,006
Scientific Games Corp. Class A (a)	130,600	1,115,324
Six Flags Entertainment Corp.	37,426	1,707,748
Vail Resorts, Inc.	113,176	4,919,761
Wendy's Co.	174,500	800,955
Wyndham Worldwide Corp.	38,825	1,933,485
		33,953,659
Household Durables - 0.3%
Ethan Allen Interiors, Inc.	135,785	3,056,520
M.D.C. Holdings, Inc.	54,150	1,555,188
Ryland Group, Inc.	101,930	2,279,155
Tempur-Pedic International, Inc. (a)	6,600	304,986
		7,195,849
Leisure Equipment & Products - 0.1%
Brunswick Corp.	120,219	2,632,796
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.2%
Cablevision Systems Corp. - NY Group Class A	27,130	$ 310,367
Focus Media Holding Ltd. ADR	38,371	798,117
Interpublic Group of Companies, Inc.	193,450	2,009,946
Regal Entertainment Group Class A	36,450	501,188
Scripps Networks Interactive, Inc. Class A	33,355	1,826,853
		5,446,471
Multiline Retail - 0.2%
Family Dollar Stores, Inc.	83,856	5,681,244
Specialty Retail - 2.3%
Abercrombie & Fitch Co. Class A	5,120	171,725
Aeropostale, Inc. (a)	43,360	802,160
ANN, Inc. (a)	49,971	1,343,720
Chico's FAS, Inc.	68,400	999,324
Dick's Sporting Goods, Inc.	45,847	2,131,886
DSW, Inc. Class A	61,237	3,654,624
Express, Inc. (a)	62,083	1,148,536
Foot Locker, Inc.	482,382	15,310,805
GNC Holdings, Inc.	112,100	4,319,213
Group 1 Automotive, Inc.	34,650	1,814,274
Monro Muffler Brake, Inc.	44,985	1,520,043
OfficeMax, Inc. (a)	323,900	1,577,393
PetSmart, Inc.	8,550	550,962
Pier 1 Imports, Inc.	234,025	3,814,608
RadioShack Corp.	79,000	366,560
Talbots, Inc. (a)	35,800	87,352
The Children's Place Retail Stores, Inc. (a)	21,249	976,817
The Men's Wearhouse, Inc.	114,250	4,111,858
The Pep Boys - Manny, Moe & Jack	10,300	95,584
Tractor Supply Co.	35,490	3,242,012
Urban Outfitters, Inc. (a)	80,853	2,261,458
Vitamin Shoppe, Inc. (a)	79,445	3,934,116
		54,235,030
Textiles, Apparel & Luxury Goods - 0.5%
Deckers Outdoor Corp. (a)	18,960	1,055,503
Fossil, Inc. (a)	3,420	250,207
Hanesbrands, Inc. (a)	17,030	474,456
Maidenform Brands, Inc. (a)	67,256	1,298,041
PVH Corp.	43,574	3,529,494
Steven Madden Ltd. (a)	59,155	2,398,144
Tumi Holdings, Inc.	14,820	255,645
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	25,818	$ 2,600,647
Vera Bradley, Inc. (a)	6,540	143,030
		12,005,167
TOTAL CONSUMER DISCRETIONARY		134,318,715
CONSUMER STAPLES - 1.2%
Beverages - 0.0%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	72,700	1,402,383
Monster Beverage Corp. (a)	1,310	95,106
		1,497,489
Food & Staples Retailing - 0.3%
Casey's General Stores, Inc.	74,595	4,224,315
Fresh Market, Inc. (a)	12,599	732,254
Harris Teeter Supermarkets, Inc.	39,455	1,480,746
United Natural Foods, Inc. (a)	37,588	1,905,712
		8,343,027
Food Products - 0.5%
Annie's, Inc.	19,635	788,345
B&G Foods, Inc. Class A	90,441	2,177,819
Chiquita Brands International, Inc. (a)	21,040	114,037
Diamond Foods, Inc.	30,669	647,116
Flowers Foods, Inc.	15,670	345,053
Hain Celestial Group, Inc. (a)	57,467	3,188,844
Lancaster Colony Corp.	31,210	2,101,057
Smithfield Foods, Inc. (a)	97,575	1,919,300
The J.M. Smucker Co.	3,070	235,039
		11,516,610
Household Products - 0.1%
Church & Dwight Co., Inc.	32,898	1,751,490
Personal Products - 0.3%
Herbalife Ltd.	47,025	2,106,250
Nu Skin Enterprises, Inc. Class A	101,141	4,336,926
		6,443,176
TOTAL CONSUMER STAPLES		29,551,792
Common Stocks - continued
	Shares	Value
ENERGY - 2.3%
Energy Equipment & Services - 0.9%
Atwood Oceanics, Inc. (a)	39,436	$ 1,506,850
Dresser-Rand Group, Inc. (a)	38,288	1,680,077
Dril-Quip, Inc. (a)	28,578	1,731,541
Forum Energy Technologies, Inc.	5,580	119,858
Helmerich & Payne, Inc.	17,040	771,912
ION Geophysical Corp. (a)	141,300	856,278
Lufkin Industries, Inc.	23,790	1,367,211
McDermott International, Inc. (a)	59,055	599,408
Oil States International, Inc. (a)	44,945	2,991,989
OYO Geospace Corp. (a)	1,210	112,276
Patterson-UTI Energy, Inc.	66,534	1,005,994
Rowan Companies PLC (a)	8,150	244,500
SEACOR Holdings, Inc. (a)	32,970	2,842,344
Superior Energy Services, Inc. (a)	142,850	3,091,274
TETRA Technologies, Inc. (a)	156,600	1,000,674
Tidewater, Inc.	5,600	252,448
		20,174,634
Oil, Gas & Consumable Fuels - 1.4%
Berry Petroleum Co. Class A	45,550	1,772,351
Concho Resources, Inc. (a)	4,390	385,179
Denbury Resources, Inc. (a)	203,050	3,070,116
Energen Corp.	160,381	7,080,821
Energy XXI (Bermuda) Ltd.	32,415	1,006,486
HollyFrontier Corp.	191,775	5,653,527
James River Coal Co. (a)	104,119	261,339
Kodiak Oil & Gas Corp. (a)	80,498	652,839
Magnum Hunter Resources Corp. warrants 10/14/13 (a)	46,940	0
Oasis Petroleum, Inc. (a)	58,156	1,494,028
Pioneer Natural Resources Co.	47,260	4,570,042
Plains Exploration & Production Co. (a)	29,858	1,068,618
Range Resources Corp.	47,750	2,742,760
Resolute Energy Corp. (a)	189,562	1,658,668
Rosetta Resources, Inc. (a)	15,320	592,731
SM Energy Co.	18,805	1,017,162
Swift Energy Co. (a)	23,805	473,958
		33,500,625
TOTAL ENERGY		53,675,259
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.8%
Capital Markets - 0.9%
Affiliated Managers Group, Inc. (a)	35,618	$ 3,671,147
FXCM, Inc. Class A	20,310	208,787
Greenhill & Co., Inc.	19,966	696,214
Invesco Ltd.	171,675	3,733,931
Och-Ziff Capital Management Group LLC Class A	99,970	724,783
Raymond James Financial, Inc.	276,828	9,461,981
Stifel Financial Corp. (a)	53,117	1,688,589
		20,185,432
Commercial Banks - 2.3%
CIT Group, Inc. (a)	130,026	4,445,589
City National Corp.	8,200	407,376
Comerica, Inc.	341,370	10,384,475
Fifth Third Bancorp	461,771	6,164,643
First Niagara Financial Group, Inc.	212,580	1,715,521
FirstMerit Corp.	36,390	578,601
Huntington Bancshares, Inc.	496,559	3,247,496
IBERIABANK Corp.	12,890	625,036
Investors Bancorp, Inc. (a)	206,226	3,081,016
KeyCorp	1,156,491	8,673,683
Prosperity Bancshares, Inc.	87,700	3,746,544
Regions Financial Corp.	894,955	5,629,267
Signature Bank (a)	17,696	1,086,711
SVB Financial Group (a)	38,807	2,315,226
TCF Financial Corp.	109,700	1,293,363
Texas Capital Bancshares, Inc. (a)	32,700	1,268,106
Umpqua Holdings Corp.	90,400	1,159,832
		55,822,485
Consumer Finance - 0.5%
DFC Global Corp. (a)	37,380	616,022
Discover Financial Services	194,010	6,423,671
SLM Corp.	382,325	5,341,080
		12,380,773
Diversified Financial Services - 0.2%
Interactive Brokers Group, Inc.	30,630	436,784
Leucadia National Corp.	193,020	3,922,166
		4,358,950
Insurance - 1.1%
Arch Capital Group Ltd. (a)	59,700	2,282,331
Brown & Brown, Inc.	81,715	2,091,904
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Endurance Specialty Holdings Ltd.	20,345	$ 794,676
Lincoln National Corp.	277,425	5,734,375
Platinum Underwriters Holdings Ltd.	8,700	315,810
Reinsurance Group of America, Inc.	14,860	745,526
Validus Holdings Ltd.	151,700	4,760,346
W.R. Berkley Corp.	89,939	3,446,462
White Mountains Insurance Group Ltd.	11,405	5,873,803
		26,045,233
Real Estate Investment Trusts - 1.7%
American Campus Communities, Inc.	15,370	674,743
American Capital Agency Corp.	65,775	2,148,869
BioMed Realty Trust, Inc.	296,375	5,349,569
Brandywine Realty Trust (SBI)	389,350	4,372,401
CBL & Associates Properties, Inc.	225,400	3,935,484
Colonial Properties Trust (SBI)	86,200	1,828,302
CommonWealth REIT	118,303	2,088,048
Digital Realty Trust, Inc.	11,955	846,055
Douglas Emmett, Inc.	40,910	875,474
DuPont Fabros Technology, Inc.	83,700	2,133,513
Essex Property Trust, Inc.	3,020	454,389
Extra Space Storage, Inc.	24,390	691,700
Home Properties, Inc.	55,980	3,355,441
Plum Creek Timber Co., Inc.	149,018	5,439,157
Post Properties, Inc.	18,960	917,854
SL Green Realty Corp.	54,040	4,053,540
Sovran Self Storage, Inc.	8,360	412,566
Taubman Centers, Inc.	7,570	552,610
The Macerich Co.	9,414	537,069
Two Harbors Investment Corp.	77,510	801,453
		41,468,237
Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	15,210	1,102,725
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	15,500	365,645
Northwest Bancshares, Inc.	100,714	1,155,190
		1,520,835
TOTAL FINANCIALS		162,884,670
Common Stocks - continued
	Shares	Value
HEALTH CARE - 3.5%
Biotechnology - 0.7%
Acorda Therapeutics, Inc. (a)	47,084	$ 1,035,377
Alkermes PLC (a)	47,175	736,874
Amarin Corp. PLC ADR (a)	147,565	1,748,645
BioMarin Pharmaceutical, Inc. (a)	79,896	2,847,493
Chelsea Therapeutics International Ltd. (a)	19,050	25,527
Cubist Pharmaceuticals, Inc. (a)	14,225	570,707
Dendreon Corp. (a)	6,970	48,790
Incyte Corp. (a)	132,228	2,817,779
Ironwood Pharmaceuticals, Inc. Class A (a)	37,080	441,994
Medivation, Inc. (a)	3,850	324,286
Merrimack Pharmaceuticals, Inc.	105,610	725,541
Myriad Genetics, Inc. (a)	80,625	1,945,481
ONYX Pharmaceuticals, Inc. (a)	6,520	298,486
Regeneron Pharmaceuticals, Inc. (a)	5,940	805,761
Spectrum Pharmaceuticals, Inc. (a)	12,660	146,729
Theravance, Inc. (a)	42,215	873,428
United Therapeutics Corp. (a)	37,226	1,646,878
		17,039,776
Health Care Equipment & Supplies - 0.7%
Align Technology, Inc. (a)	43,535	1,359,598
HeartWare International, Inc. (a)	8,817	717,439
Insulet Corp. (a)	127,384	2,346,413
Mako Surgical Corp. (a)	29,207	663,291
Masimo Corp. (a)	69,094	1,299,658
Meridian Bioscience, Inc.	54,229	1,027,097
NuVasive, Inc. (a)	7,780	153,733
Sirona Dental Systems, Inc. (a)	152,342	6,517,191
Steris Corp.	51,019	1,523,427
Symmetry Medical, Inc. (a)	69,555	538,356
Thoratec Corp. (a)	920	27,913
Volcano Corp. (a)	34,029	972,889
Wright Medical Group, Inc. (a)	9,700	191,963
		17,338,968
Health Care Providers & Services - 0.9%
Accretive Health, Inc. (a)	7,010	82,438
Assisted Living Concepts, Inc. Class A	192,824	2,668,684
Catalyst Health Solutions, Inc. (a)	9,449	820,835
Centene Corp. (a)	70,922	2,563,121
Chemed Corp.	47,567	2,642,347
Coventry Health Care, Inc.	22,536	685,094
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	7,320	$ 157,892
Health Management Associates, Inc. Class A (a)	169,173	1,084,399
HMS Holdings Corp. (a)	49,585	1,328,382
MEDNAX, Inc. (a)	25,848	1,576,986
Patterson Companies, Inc.	4,490	149,248
PSS World Medical, Inc. (a)	61,939	1,253,026
Team Health Holdings, Inc. (a)	57,882	1,316,237
Universal American Spin Corp. (a)	237,820	2,337,771
Universal Health Services, Inc. Class B	34,257	1,327,459
VCA Antech, Inc. (a)	56,808	1,223,644
Wellcare Health Plans, Inc. (a)	14,525	820,227
		22,037,790
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	76,700	829,894
Computer Programs & Systems, Inc.	10,390	565,216
Greenway Medical Technologies	49,845	818,953
Quality Systems, Inc.	35,095	1,004,068
SXC Health Solutions Corp. (a)	10,480	962,920
		4,181,051
Life Sciences Tools & Services - 0.7%
Affymetrix, Inc. (a)	119,900	568,326
Cambrex Corp. (a)	126,619	910,391
Charles River Laboratories International, Inc. (a)	102,775	3,430,630
Covance, Inc. (a)	24,260	1,125,664
PAREXEL International Corp. (a)	81,622	2,184,205
PerkinElmer, Inc.	212,072	5,641,115
QIAGEN NV (a)	12,100	193,600
Techne Corp.	23,717	1,609,436
		15,663,367
Pharmaceuticals - 0.3%
Jazz Pharmaceuticals PLC (a)	35,550	1,535,760
Medicis Pharmaceutical Corp. Class A	40,135	1,448,874
Optimer Pharmaceuticals, Inc. (a)	55,595	830,589
Par Pharmaceutical Companies, Inc. (a)	2,680	96,051
Pozen, Inc. (a)	8,300	57,519
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	49,793	$ 2,579,775
VIVUS, Inc. (a)	3,180	78,832
		6,627,400
TOTAL HEALTH CARE		82,888,352
INDUSTRIALS - 5.8%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	17,020	379,206
BE Aerospace, Inc. (a)	8,380	363,022
Ceradyne, Inc.	38,700	974,853
Esterline Technologies Corp. (a)	22,988	1,484,795
Hexcel Corp. (a)	82,919	2,021,565
Spirit AeroSystems Holdings, Inc. Class A (a)	281,416	6,492,267
Teledyne Technologies, Inc. (a)	21,800	1,298,844
Textron, Inc.	50,800	1,200,404
TransDigm Group, Inc. (a)	33,642	4,137,966
Triumph Group, Inc.	55,375	3,313,640
		21,666,562
Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings, Inc. (a)	116,110	5,273,716
Forward Air Corp.	50,337	1,597,193
Hub Group, Inc. Class A (a)	56,047	1,959,403
		8,830,312
Airlines - 0.0%
Copa Holdings SA Class A	5,600	464,912
Building Products - 0.1%
A.O. Smith Corp.	53,600	2,474,176
Fortune Brands Home & Security, Inc. (a)	3,520	79,622
NCI Building Systems, Inc. (a)	40,660	395,215
		2,949,013
Commercial Services & Supplies - 0.6%
Avery Dennison Corp.	61,500	1,790,265
Cintas Corp.	77,403	2,856,171
Clean Harbors, Inc. (a)	27,061	1,679,676
Corrections Corp. of America	87,481	2,280,630
Covanta Holding Corp.	87,600	1,370,064
HNI Corp.	70,475	1,628,677
Multi-Color Corp.	5,200	96,356
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	82,267	$ 2,055,852
Waste Connections, Inc.	52,120	1,613,114
		15,370,805
Construction & Engineering - 0.2%
KBR, Inc.	137,755	3,508,620
Electrical Equipment - 0.4%
Acuity Brands, Inc.	31,375	1,709,938
AMETEK, Inc.	41,501	2,104,516
Encore Wire Corp.	129,099	3,228,766
Regal-Beloit Corp.	33,653	2,028,939
		9,072,159
Industrial Conglomerates - 0.0%
Carlisle Companies, Inc.	14,320	744,354
Machinery - 1.8%
Actuant Corp. Class A	60,182	1,574,963
AGCO Corp. (a)	35,275	1,418,408
Barnes Group, Inc.	137,613	3,202,255
Colfax Corp. (a)	17,840	505,407
Commercial Vehicle Group, Inc. (a)	16,560	144,569
Crane Co.	39,227	1,486,311
ESCO Technologies, Inc.	38,200	1,333,180
Flowserve Corp.	3,570	366,925
ITT Corp.	44,800	919,744
Kennametal, Inc.	43,874	1,525,060
Lincoln Electric Holdings, Inc.	48,645	2,314,529
Lindsay Corp.	28,637	1,593,649
Manitowoc Co., Inc.	62,500	650,000
Navistar International Corp. (a)	39,000	1,089,660
Nordson Corp.	11,470	614,907
Pall Corp.	27,300	1,519,518
RBC Bearings, Inc. (a)	32,453	1,505,819
Snap-On, Inc.	32,150	1,945,397
SPX Corp.	22,591	1,622,712
Timken Co.	136,025	6,488,393
Trinity Industries, Inc.	254,290	6,280,963
Twin Disc, Inc.	20,700	394,542
Wabtec Corp.	37,916	2,753,081
Woodward, Inc.	38,859	1,465,373
		42,715,365
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.1%
Alexander & Baldwin, Inc.	60,800	$ 3,102,016
Danaos Corp. (a)	77,333	320,932
		3,422,948
Professional Services - 0.1%
FTI Consulting, Inc. (a)	23,800	751,366
IHS, Inc. Class A (a)	10,859	1,074,932
		1,826,298
Road & Rail - 0.6%
AMERCO	25,535	2,148,004
Avis Budget Group, Inc. (a)	96,160	1,427,976
Genesee & Wyoming, Inc. Class A (a)	24,923	1,248,892
Hertz Global Holdings, Inc. (a)	340,675	4,636,587
Ryder System, Inc.	84,600	3,655,566
		13,117,025
Trading Companies & Distributors - 0.6%
Applied Industrial Technologies, Inc.	68,450	2,581,250
United Rentals, Inc. (a)	178,845	6,179,095
Watsco, Inc.	27,945	2,057,031
WESCO International, Inc. (a)	38,490	2,289,770
		13,107,146
TOTAL INDUSTRIALS		136,795,519
INFORMATION TECHNOLOGY - 7.0%
Communications Equipment - 0.6%
Acme Packet, Inc. (a)	34,665	793,135
ADTRAN, Inc.	13,250	387,298
Arris Group, Inc. (a)	109,200	1,346,436
Brocade Communications Systems, Inc. (a)	266,600	1,239,690
Ciena Corp. (a)	209,399	2,837,356
Comverse Technology, Inc. (a)	104,700	639,717
Finisar Corp. (a)	120,161	1,724,310
Infinera Corp. (a)	148,700	953,167
Juniper Networks, Inc. (a)	25,550	439,460
NETGEAR, Inc. (a)	62,115	1,949,790
Procera Networks, Inc. (a)	31,805	664,725
Riverbed Technology, Inc. (a)	33,622	551,401
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Sierra Wireless, Inc. (a)	7,400	$ 66,631
Sierra Wireless, Inc. (a)	72,000	646,560
		14,239,676
Computers & Peripherals - 0.2%
Diebold, Inc.	87,725	3,246,702
NCR Corp. (a)	17,680	378,706
Silicon Graphics International Corp. (a)	72,385	426,348
		4,051,756
Electronic Equipment & Components - 1.1%
Avnet, Inc. (a)	143,435	4,373,333
Cognex Corp.	45,102	1,578,119
CTS Corp.	64,800	607,824
Dolby Laboratories, Inc. Class A (a)	24,300	1,042,227
FEI Co. (a)	40,725	1,863,983
Itron, Inc. (a)	30,800	1,103,564
Jabil Circuit, Inc.	68,475	1,309,927
LeCroy Corp. (a)	21,900	310,761
Littelfuse, Inc.	33,911	1,951,239
Mercury Computer Systems, Inc. (a)	37,000	438,450
Molex, Inc. Class A (non-vtg.)	174,715	3,448,874
National Instruments Corp.	69,343	1,805,692
SYNNEX Corp. (a)	49,782	1,660,230
Tech Data Corp. (a)	84,753	4,035,090
Trimble Navigation Ltd. (a)	24,233	1,142,949
		26,672,262
Internet Software & Services - 1.0%
Ancestry.com, Inc. (a)	71,072	1,530,891
Cornerstone OnDemand, Inc. (a)	70,090	1,405,305
CoStar Group, Inc. (a)	39,110	2,889,838
DealerTrack Holdings, Inc. (a)	107,716	2,940,647
Digital River, Inc. (a)	76,600	1,118,360
ExactTarget, Inc.	35,550	704,246
IAC/InterActiveCorp	25,943	1,165,360
Keynote Systems, Inc.	25,100	362,695
LogMeIn, Inc. (a)	35,487	1,137,358
OpenTable, Inc. (a)	21,313	846,552
Responsys, Inc. (a)	25,300	259,831
SPS Commerce, Inc. (a)	54,779	1,514,092
ValueClick, Inc. (a)	427,936	7,505,997
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
VistaPrint Ltd. (a)	29,299	$ 992,650
WebMD Health Corp. (a)	18,972	436,925
		24,810,747
IT Services - 0.6%
Acxiom Corp. (a)	89,300	1,256,451
Alliance Data Systems Corp. (a)	20,457	2,577,582
Convergys Corp.	93,400	1,302,930
CoreLogic, Inc. (a)	132,000	2,242,680
DST Systems, Inc.	26,500	1,354,150
Gartner, Inc. Class A (a)	36,750	1,494,990
Genpact Ltd. (a)	21,000	327,390
InterXion Holding N.V. (a)	51,285	849,280
Lender Processing Services, Inc.	71,800	1,657,144
Sapient Corp.	24,420	268,620
VeriFone Systems, Inc. (a)	22,727	820,672
		14,151,889
Semiconductors & Semiconductor Equipment - 1.4%
Avago Technologies Ltd.	7,500	248,250
Brooks Automation, Inc.	37,625	352,546
Ceva, Inc. (a)	28,400	493,592
Cirrus Logic, Inc. (a)	52,659	1,512,366
Cymer, Inc. (a)	36,387	1,971,084
Cypress Semiconductor Corp.	53,815	709,820
FormFactor, Inc. (a)	99,000	593,010
Freescale Semiconductor Holdings I Ltd.	67,850	624,220
Hittite Microwave Corp. (a)	32,486	1,600,910
Inphi Corp. (a)	48,420	402,370
Lam Research Corp. (a)	46,675	1,740,978
M/A-COM Technology Solutions, Inc.	8,360	138,442
Mellanox Technologies Ltd. (a)	25,576	1,546,069
Microsemi Corp. (a)	89,879	1,587,263
MKS Instruments, Inc.	59,428	1,554,042
Novellus Systems, Inc. (a)	36,220	1,515,083
NXP Semiconductors NV (a)	14,700	310,317
ON Semiconductor Corp. (a)	128,076	863,232
PMC-Sierra, Inc. (a)	252,094	1,608,360
Power Integrations, Inc.	52,839	2,156,360
Semtech Corp. (a)	68,460	1,649,201
Skyworks Solutions, Inc. (a)	202,436	5,437,431
Spansion, Inc. Class A (a)	72,200	779,760
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Teradyne, Inc. (a)	116,120	$ 1,677,934
Ultratech, Inc. (a)	34,200	1,036,944
Volterra Semiconductor Corp. (a)	64,948	1,804,255
		33,913,839
Software - 2.1%
Accelrys, Inc. (a)	97,600	761,280
Allot Communications Ltd. (a)	15,600	405,912
ANSYS, Inc. (a)	32,192	1,991,880
Ariba, Inc. (a)	9,220	414,255
Aspen Technology, Inc. (a)	124,257	2,746,080
AVG Technologies NV	48,015	653,484
BMC Software, Inc. (a)	7,590	321,209
BroadSoft, Inc. (a)	88,694	2,422,233
Cadence Design Systems, Inc. (a)	619,150	6,315,330
Check Point Software Technologies Ltd. (a)	7,700	394,548
CommVault Systems, Inc. (a)	52,601	2,465,409
Compuware Corp. (a)	25,880	232,920
Fair Isaac Corp.	54,195	2,203,569
Fortinet, Inc. (a)	49,642	1,054,893
Informatica Corp. (a)	60,035	2,487,250
Interactive Intelligence Group, Inc. (a)	44,101	1,137,806
Jive Software, Inc.	62,615	1,048,801
Manhattan Associates, Inc. (a)	53,649	2,548,328
MICROS Systems, Inc. (a)	71,251	3,759,203
MicroStrategy, Inc. Class A (a)	14,006	1,708,452
NICE Systems Ltd. sponsored ADR (a)	31,548	1,169,800
Opnet Technologies, Inc.	8,170	204,005
Parametric Technology Corp. (a)	67,679	1,367,116
QLIK Technologies, Inc. (a)	43,694	993,165
Quest Software, Inc. (a)	9,025	225,625
Rovi Corp. (a)	37,450	914,904
SeaChange International, Inc. (a)	81,817	661,900
SolarWinds, Inc. (a)	101,841	4,670,428
Tangoe, Inc. (a)	56,925	1,099,222
Verint Systems, Inc. (a)	53,200	1,527,904
Websense, Inc. (a)	67,885	1,261,303
		49,168,214
TOTAL INFORMATION TECHNOLOGY		167,008,383
Common Stocks - continued
	Shares	Value
MATERIALS - 2.2%
Chemicals - 1.2%
Airgas, Inc.	2,940	$ 255,221
Albemarle Corp.	14,805	898,664
Ashland, Inc.	77,955	4,983,663
Cabot Corp.	100,660	3,804,948
Chemtura Corp. (a)	81,100	1,225,421
Cytec Industries, Inc.	90,215	5,454,399
Innospec, Inc. (a)	6,310	166,773
Intrepid Potash, Inc. (a)	122,259	2,399,944
Olin Corp.	88,839	1,703,044
PolyOne Corp.	71,415	944,820
Rockwood Holdings, Inc. (a)	65,682	3,179,009
Valspar Corp.	50,900	2,453,889
		27,469,795
Containers & Packaging - 0.3%
Ball Corp.	19,530	780,614
Boise, Inc.	219,800	1,516,620
Crown Holdings, Inc. (a)	48,900	1,667,001
Greif, Inc. Class A	29,791	1,303,058
Rock-Tenn Co. Class A	2,940	151,675
Sealed Air Corp.	82,100	1,284,865
Silgan Holdings, Inc.	35,454	1,481,977
		8,185,810
Metals & Mining - 0.6%
Allied Nevada Gold Corp. (a)	19,248	499,293
AuRico Gold, Inc. (a)	77,006	574,087
Carpenter Technology Corp.	37,699	1,698,717
Compass Minerals International, Inc.	2,590	184,304
Detour Gold Corp. (a)	22,842	468,628
Globe Specialty Metals, Inc.	30,720	360,038
Kaiser Aluminum Corp.	96,829	4,646,824
Noranda Aluminium Holding Corp.	283,175	2,177,616
Reliance Steel & Aluminum Co.	4,140	195,449
Royal Gold, Inc.	11,530	779,889
Schnitzer Steel Inds, Inc. Class A	79,015	2,060,711
Walter Energy, Inc.	2,400	116,280
		13,761,836
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.1%
MeadWestvaco Corp.	129,375	$ 3,557,813
TOTAL MATERIALS		52,975,254
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	2,100	37,254
Frontier Communications Corp.	30,860	115,416
		152,670
Wireless Telecommunication Services - 0.2%
NII Holdings, Inc. (a)	2,280	26,266
SBA Communications Corp. Class A (a)	83,391	4,332,162
		4,358,428
TOTAL TELECOMMUNICATION SERVICES		4,511,098
UTILITIES - 1.2%
Electric Utilities - 0.4%
Cleco Corp.	76,625	3,129,365
ITC Holdings Corp.	52,142	3,595,191
Northeast Utilities	8,870	319,409
OGE Energy Corp.	9,760	519,622
PNM Resources, Inc.	102,875	1,918,619
Portland General Electric Co.	7,670	192,901
UIL Holdings Corp.	8,190	276,904
		9,952,011
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	430,900	741,148
Ormat Technologies, Inc.	57,400	1,165,794
		1,906,942
Multi-Utilities - 0.5%
CMS Energy Corp.	255,800	5,960,140
NiSource, Inc.	271,650	6,815,699
		12,775,839
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc.	99,995	$ 3,420,829
TOTAL UTILITIES		28,055,621
TOTAL COMMON STOCKS (Cost $814,830,390)		852,664,663
Equity Funds - 58.2%

Mid-Cap Blend Funds - 5.5%
FMI Common Stock Fund	3,451,489	84,872,114
Royce Value Fund Service Class	4,368,750	46,308,748
TOTAL MID-CAP BLEND FUNDS		131,180,862
Mid-Cap Growth Funds - 3.7%
Champlain Mid Capital Fund	3,091,626	35,275,450
Royce Premier Fund	2,824,561	52,113,143
TOTAL MID-CAP GROWTH FUNDS		87,388,593
Sector Funds - 5.3%
FBR Small Cap Financial Fund	850,075	14,612,790
Fidelity Advisor Real Estate Fund Institutional Class (c)	3,335,942	61,981,797
John Hancock Regional Bank Fund Class A	1,179,380	16,015,978
SPDR S&P Oil & Gas Exploration & Production ETF	47,800	2,291,054
Utilities Select Sector SPDR ETF	840,800	30,151,088
TOTAL SECTOR FUNDS		125,052,707
Small Blend Funds - 15.6%
Dreyfus Advantage Funds, Inc.	182	4,346
Natixis Vaughan Nelson Small Cap Value Fund Class A	3,679,973	66,497,116
Perritt Micro Capital Opportunities Fund (a)	257,903	6,367,636
Royce Low Priced Stock Fund Service Class	262	3,630
Royce Micro-Cap Fund Service Class	1,425,402	20,197,952
RS Partners Fund Class A	1,722,890	52,117,413
T. Rowe Price Small-Cap Value Fund	1,843,089	65,429,662
Vanguard Small-Capital ETF	1,821,400	132,379,338
Wells Fargo Small Cap Value Fund Class A	959,396	28,599,582
TOTAL SMALL BLEND FUNDS		371,596,675
Equity Funds - continued
	Shares	Value
Small Growth Funds - 19.8%
Aston/TAMRO Small Cap Fund Class N	2,618,603	$ 50,539,043
Baron Small Cap Fund	2,925,165	70,847,485
Brown Capital Management Small Co. Fund - Investor Shares (a)	1,475,418	67,662,649
Buffalo Small Cap Fund	1,616,909	44,141,628
Champlain Small Company Fund Advisor Class	6,384,243	91,933,098
JPMorgan Small Capital Equity Fund Class A	39	1,379
MFS New Discovery Fund A Shares	2,734,609	50,672,301
RS Small Capital Growth Fund Class A (a)	2,170,546	93,463,720
William Blair Small Cap Growth Fund Class N (a)	165,120	3,512,103
TOTAL SMALL GROWTH FUNDS		472,773,406
Small Value Funds - 8.3%
Fidelity Small Cap Value Fund (c)	2,270,967	33,337,803
Goldman Sachs Small Cap Value Fund Class A	2,208,207	88,747,826
Guggenheim Mid Cap Value Fund Class A	866,205	25,795,591
iShares Russell 2000 Value Index ETF	377,000	25,443,730
Royce Opportunity Fund Service Class	2,357,566	25,202,381
TOTAL SMALL VALUE FUNDS		198,527,331
TOTAL EQUITY FUNDS (Cost $1,205,753,941)		1,386,519,574
Money Market Funds - 5.3%

Fidelity Institutional Money Market Portfolio Class I (c)	5	5
SSgA US Treasury Money Market Fund, 0% (b)	126,565,943	126,565,943
TOTAL MONEY MARKET FUNDS (Cost $126,565,948)		126,565,948
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $2,147,150,279)		2,365,750,185
NET OTHER ASSETS (LIABILITIES) - 0.7%		16,244,461
NET ASSETS - 100%		$ 2,381,994,646
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
547 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 50,586,560	$ (2,154,865)
720 E-mini Russell 2000 Index Contracts	June 2012	54,799,200	(2,357,747)
TOTAL EQUITY INDEX CONTRACTS		$ 105,385,760	$ (4,512,612)

The face value of futures purchased as a percentage of net assets is 4.4%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Real Estate Fund Institutional Class	$ 60,380,545	$ -	$ -	$ 83,399	$ 61,981,797
Fidelity Institutional Money Market Portfolio Class I	5	-	-	-	5
Fidelity Small Cap Value Fund	34,677,674	-	-	-	33,337,803
Total	$ 95,058,224	$ -	$ -	$ 83,399	$ 95,319,605
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 134,318,715	$ 134,318,715	$ -	$ -
Consumer Staples	29,551,792	29,551,792	-	-
Energy	53,675,259	53,675,259	-	-
Financials	162,884,670	162,884,670	-	-
Health Care	82,888,352	82,888,352	-	-
Industrials	136,795,519	136,795,519	-	-
Information Technology	167,008,383	167,008,383	-	-
Materials	52,975,254	52,975,254	-	-
Telecommunication Services	4,511,098	4,511,098	-	-
Utilities	28,055,621	28,055,621	-	-
Equity Funds	1,386,519,574	1,386,519,574	-	-
Money Market Funds	126,565,948	126,565,948	-	-
Total Investments in Securities:	$ 2,365,750,185	$ 2,365,750,185	$ -	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,512,612)	$ (4,512,612)	$ -	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $2,150,889,319. Net unrealized appreciation aggregated $214,860,866, of which $299,873,856 related to appreciated investment securities and $85,012,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® U.S. Opportunity
Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.912878.101

SUO-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 13.2%
American Century Equity Growth Fund	223,995	$ 5,015,255
Clipper Fund	8,141	520,241
Fidelity Advisor Diversified Stock Fund Institutional Class (c)	9,439,617	148,013,193
Fidelity Growth & Income Portfolio (c)	2,655,049	50,658,329
Fidelity Large Cap Core Enhanced Index Fund (a)(c)	6,726,049	62,484,994
Fidelity Mega Cap Stock Fund (c)	569,849	6,068,892
Fidelity Mega Cap Stock Fund Institutional Class (c)	7,424,172	78,844,702
iShares S&P 100 Index ETF	484,600	29,114,768
Vanguard Dividend Appreciation ETF	1,800	100,440
TOTAL LARGE BLEND FUNDS		380,820,814
Large Growth Funds - 1.6%
PowerShares QQQ Trust - Series 1 ETF	751,900	46,662,914
Large Value Funds - 13.1%
American Century Equity Income Fund Investor Class	35,322	259,973
American Century Income & Growth Fund Investor Class	1,456,694	36,941,766
BlackRock Equity Dividend Fund Investor A Class	7,616,961	140,685,277
Franklin Mutual Shares Fund Class A	438,029	8,839,429
Hotchkis and Wiley Large Cap Value Fund Class A	724,810	11,618,703
SPDR Dow Jones Industrial Average ETF	548,051	67,793,909
TCW Dividend Focused Fund - Class N	1,077,688	11,531,261
The Yacktman Fund	5,555,195	99,604,638
Yacktman Focused Fund	11,517	220,555
TOTAL LARGE VALUE FUNDS		377,495,511
Mid-Cap Growth Funds - 0.0%
Janus Enterprise Fund (a)	5,988	366,950
Munder Mid-Cap Core Growth Fund Class A (a)	8,479	247,671
TOTAL MID-CAP GROWTH FUNDS		614,621
Mid-Cap Value Funds - 0.7%
American Century Mid Cap Value Fund Investor Class	12,609	151,940
JPMorgan Value Advantage Fund Select Class	1,030,437	19,753,487
RidgeWorth Mid-Cap Value Equity I Shares	13,203	135,197
TOTAL MID-CAP VALUE FUNDS		20,040,624
Sector Funds - 70.0%
Consumer Discretionary Select Sector SPDR ETF	567,300	24,456,303
Consumer Staples Select Sector SPDR ETF	2,167,400	73,171,424
Equity Funds - continued
	Shares	Value
Sector Funds - continued
DJ Wilshire REIT ETF	485,900	$ 33,833,217
Fidelity Advisor Consumer Staples Fund Institutional Class (c)	1,134,979	83,523,109
Fidelity Advisor Materials Fund Institutional Class (c)	99,991	6,277,416
Fidelity Advisor Real Estate Fund Institutional Class (c)	350,243	6,507,514
Fidelity Air Transportation Portfolio (c)	87,577	3,318,277
Fidelity Banking Portfolio (c)	3,258,210	58,745,527
Fidelity Biotechnology Portfolio (c)	475,038	46,069,167
Fidelity Chemicals Portfolio (c)	884,099	92,335,347
Fidelity Computers Portfolio (a)(c)	1,130,931	67,301,724
Fidelity Construction & Housing Portfolio (c)	666,345	26,440,561
Fidelity Consumer Discretionary Portfolio (c)	2,134,477	55,261,615
Fidelity Consumer Finance Portfolio (c)	3,875,904	48,642,597
Fidelity Consumer Staples Portfolio (c)	442,418	32,628,364
Fidelity Defense & Aerospace Portfolio (c)	420,218	33,331,721
Fidelity Energy Portfolio (c)	1,174,561	52,667,327
Fidelity Energy Service Portfolio (a)(c)	403,092	24,048,471
Fidelity Gold Portfolio (c)	816,178	28,982,465
Fidelity Health Care Portfolio (c)	65,929	8,485,021
Fidelity Industrial Equipment Portfolio (c)	1,275,537	42,424,351
Fidelity Industrials Portfolio (c)	3,557,643	81,754,644
Fidelity Insurance Portfolio (c)	1,443,816	66,834,254
Fidelity IT Services Portfolio (c)	3,583,745	80,634,259
Fidelity Leisure Portfolio (c)	205,150	21,423,819
Fidelity Medical Delivery Portfolio (a)(c)	1,363,542	80,558,064
Fidelity Medical Equipment & Systems Portfolio (c)	324,342	8,614,530
Fidelity Multimedia Portfolio (c)	804,730	38,095,923
Fidelity Natural Gas Portfolio (c)	232,700	6,622,638
Fidelity Pharmaceuticals Portfolio (c)	6,235,066	86,667,415
Fidelity Retailing Portfolio (c)	1,237,052	72,515,962
Fidelity Software & Computer Services Portfolio (c)	992,184	79,017,528
Fidelity Telecom and Utilities Fund (c)	5,997,716	106,159,581
Fidelity Telecommunications Portfolio (c)	687,285	31,003,428
Fidelity Transportation Portfolio (c)	278,084	14,293,492
Fidelity Utilities Portfolio (c)	96,466	5,304,648
Franklin Utilities Advisor Fund	1,903,490	26,039,745
Health Care Select Sector SPDR ETF	517,800	18,718,470
iShares Cohen & Steers Realty Majors ETF	4,700	353,346
iShares Dow Jones Transportation Average Index ETF	139,100	12,685,920
iShares Dow Jones U.S. Energy Sector Index ETF	945,540	34,654,041
iShares Dow Jones U.S. Home Construction Index ETF	481,100	7,346,397
iShares Dow Jones U.S. Pharmaceuticals Index ETF	3,700	300,218
iShares Dow Jones U.S. Real Estate Index ETF	291,800	17,863,996
Equity Funds - continued
	Shares	Value
Sector Funds - continued
iShares Dow Jones U.S. Technology Sector Index ETF	2,100	$ 146,265
iShares Dow Jones U.S. Telecommunications Sector Index ETF	13,800	292,698
iShares Dow Jones U.S. Utilities Sector Index ETF	1,800	157,464
iShares NASDAQ Biotechnology Index ETF	1,100	135,531
KBW Regional Banking ETF	681,000	18,135,030
SPDR S&P Biotech ETF (a)	427,900	34,420,276
SPDR S&P Oil & Gas Exploration & Production ETF	3,900	186,927
SPDR S&P Pharmaceuticals ETF	486,400	27,048,704
SPDR S&P Retail ETF	937,400	54,753,534
T. Rowe Price Real Estate Fund Advisor Class	3,670,590	74,292,746
Technology Select Sector SPDR ETF	2,076,000	58,003,440
TOTAL SECTOR FUNDS		2,013,486,451
Small Growth Funds - 0.0%
Fidelity Small Cap Growth Fund (c)	15,269	238,803
Janus Triton Fund	10,603	182,262
TOTAL SMALL GROWTH FUNDS		421,065
Small Value Funds - 1.4%
Northern Small Cap Value Fund	2,566,742	39,040,150
TOTAL EQUITY FUNDS (Cost $2,674,543,662)		2,878,582,150
Money Market Funds - 0.0%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $270,376)	270,376	270,376
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,674,814,038)		2,878,852,526
NET OTHER ASSETS (LIABILITIES) - 0.0%		162,781
NET ASSETS - 100%		$ 2,879,015,307
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Consumer Staples Fund Institutional Class	$ 61,121,252	$ 24,196,577	$ -	$ 158,424	$ 83,523,109
Fidelity Advisor Diversified Stock Fund Institutional Class	159,529,332	-	2,600,000	-	148,013,193
Fidelity Advisor Large Cap Fund Institutional Class	481,330	-	452,352	-	-
Fidelity Advisor Materials Fund Institutional Class	7,031,912	6,501,981	6,528,673	236	6,277,416
Fidelity Advisor Real Estate Fund Institutional Class	-	6,600,000	-	-	6,507,514
Fidelity Advisor Stock Selector Small Cap Fund Institutional Class	23,933,198	-	24,374,479	-	-
Fidelity Air Transportation Portfolio	669,564	2,700,000	-	-	3,318,277
Fidelity Automotive Portfolio	3,590,654	275	3,614,073	-	-
Fidelity Banking Portfolio	53,955,026	4,249,931	-	49,931	58,745,527
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Biotechnology Portfolio	$ 40,380,390	$ 38,400,064	$ 31,000,000	$ -	$ 46,069,167
Fidelity Brokerage & Investment Management Portfolio	17,052,885	-	16,820,266	-	-
Fidelity Chemicals Portfolio	62,067,137	44,117,963	8,300,000	40,480	92,335,347
Fidelity Communications Equipment Portfolio	15,944,775	34	16,105,804	34	-
Fidelity Computers Portfolio	96,131,601	-	22,657,346	-	67,301,724
Fidelity Construction & Housing Portfolio	21,569,061	5,400,000	-	-	26,440,561
Fidelity Consumer Discretionary Portfolio	55,391,373	42,658	-	42,658	55,261,615
Fidelity Consumer Finance Portfolio	43,061,728	9,812,455	3,600,000	12,455	48,642,597
Fidelity Consumer Staples Portfolio	55,956,206	3,299,093	25,500,000	119,011	32,628,364
Fidelity Contrafund	121,057	-	118,416	-	-
Fidelity Defense & Aerospace Portfolio	19,796,909	34,910,873	19,600,000	320	33,331,721
Fidelity Dividend Growth Fund	388,886	-	358,029	-	-
Fidelity Electronics Portfolio	62,648,361	1,100,000	61,812,186	-	-
Fidelity Energy Portfolio	92,308,401	104,659	25,410,083	-	52,667,327
Fidelity Energy Service Portfolio	17,469,953	27,294,572	17,000,000	-	24,048,471
Fidelity Financial Services Portfolio	10,278,367	-	10,297,816	-	-
Fidelity Gold Portfolio	19,936,821	29,208,435	17,940,368	-	28,982,465
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Growth & Income Portfolio	$ 49,031,913	$ 4,206,306	$ -	$ 206,306	$ 50,658,329
Fidelity Growth Company Fund	386,876	-	404,037	-	-
Fidelity Health Care Portfolio	2,969,300	8,370,357	2,900,000	-	8,485,021
Fidelity Industrial Equipment Portfolio	56,535,332	96,149	9,802,602	93,547	42,424,351
Fidelity Industrials Portfolio	79,605,928	7,729,251	-	170,884	81,754,644
Fidelity Insurance Portfolio	68,614,678	53,380	-	53,380	66,834,254
Fidelity IT Services Portfolio	39,416,064	51,697,736	3,000,000	-	80,634,259
Fidelity Large Cap Core Enhanced Index Fund	66,006,802	-	900,000	-	62,484,994
Fidelity Leisure Portfolio	45,065,595	4,052,944	26,800,000	52,944	21,423,819
Fidelity Medical Delivery Portfolio	56,928,784	33,813,675	6,000,000	-	80,558,064
Fidelity Medical Equipment & Systems Portfolio	8,911,147	173,007	-	-	8,614,530
Fidelity Mega Cap Stock Fund	13,652,260	-	7,000,000	-	6,068,892
Fidelity Mega Cap Stock Fund Institutional Class	83,272,966	4,300,000	4,500,000	-	78,844,702
Fidelity Multimedia Portfolio	20,807,339	17,975,297	-	-	38,095,923
Fidelity Natural Gas Portfolio	4,410,215	1,413,937	-	7,370	6,622,638
Fidelity Natural Resources Portfolio	412,191	-	379,435	-	-
Fidelity OTC Portfolio	43,032,752	-	43,033,966	-	-
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Pharmaceuticals Portfolio	$ 85,048,285	$ 2,895,965	$ -	$ 278,980	$ 86,667,415
Fidelity Real Estate Investment Portfolio	442,720	908	457,128	908	-
Fidelity Retailing Portfolio	29,378,402	44,140,390	-	7,344	72,515,962
Fidelity Small Cap Growth Fund	251,782	-	-	-	238,803
Fidelity Software & Computer Services Portfolio	64,037,248	26,182,907	476,794	-	79,017,528
Fidelity Technology Portfolio	8,977,622	-	8,934,877	-	-
Fidelity Telecom and Utilities Fund	56,732,860	47,247,068	-	371,786	106,159,581
Fidelity Telecommunications Portfolio	17,809,110	13,897,970	-	63,890	31,003,428
Fidelity Transportation Portfolio	245,490	14,180,478	-	352	14,293,492
Fidelity Utilities Portfolio	273,240	5,001,346	-	1,346	5,304,648
Total	$ 1,843,073,080	$ 525,368,641	$ 428,678,730	$ 1,732,586	$ 1,842,799,672
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $2,677,519,030. Net unrealized appreciation aggregated $201,333,496, of which $244,672,325 related to appreciated investment securities and $43,338,829 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
U.S. Opportunity II Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.912854.101

SUI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Large Blend Funds - 22.9%
Fidelity Advisor Diversified Stock Fund Institutional Class	3,094,324	$ 48,519,007
Fidelity Growth & Income Portfolio	352,892	6,733,180
Fidelity Large Cap Core Enhanced Index Fund (a)	2,028,899	18,848,470
Fidelity Mega Cap Stock Fund Institutional Class	5,148,859	54,680,881
TOTAL LARGE BLEND FUNDS		128,781,538
Large Value Funds - 3.3%
Fidelity Advisor Equity Income Fund Institutional Class	456,343	10,883,788
Fidelity Large Cap Value Enhanced Index Fund	1,020,205	7,478,104
TOTAL LARGE VALUE FUNDS		18,361,892
Sector Funds - 73.8%
Fidelity Advisor Consumer Staples Fund Institutional Class	698,226	51,382,463
Fidelity Advisor Real Estate Fund Institutional Class	508,308	9,444,355
Fidelity Air Transportation Portfolio	54,574	2,067,793
Fidelity Banking Portfolio	761,519	13,730,195
Fidelity Biotechnology Portfolio	110,834	10,748,716
Fidelity Chemicals Portfolio	210,522	21,986,966
Fidelity Computers Portfolio (a)	322,547	19,194,770
Fidelity Construction & Housing Portfolio	113,832	4,516,836
Fidelity Consumer Discretionary Portfolio	642,758	16,641,009
Fidelity Consumer Finance Portfolio	421,551	5,290,461
Fidelity Defense & Aerospace Portfolio	169,696	13,460,282
Fidelity Energy Portfolio	75,619	3,390,764
Fidelity Energy Service Portfolio (a)	118,256	7,055,146
Fidelity Gold Portfolio	159,478	5,663,075
Fidelity Health Care Portfolio	143,669	18,490,259
Fidelity Industrials Portfolio	803,981	18,475,489
Fidelity Insurance Portfolio	315,625	14,610,293
Fidelity IT Services Portfolio	772,988	17,392,227
Fidelity Leisure Portfolio	41,285	4,311,358
Fidelity Medical Delivery Portfolio (a)	192,529	11,374,594
Fidelity Medical Equipment & Systems Portfolio	52,846	1,403,593
Fidelity Multimedia Portfolio	174,593	8,265,250
Fidelity Natural Gas Portfolio	533,972	15,196,843
Fidelity Pharmaceuticals Portfolio	1,179,481	16,394,793
Fidelity Real Estate Investment Portfolio	517,723	15,598,994
Fidelity Retailing Portfolio	423,151	24,805,117
Fidelity Software & Computer Services Portfolio	198,401	15,800,671
Fidelity Telecom and Utilities Fund	1,807,563	31,993,861
Fidelity Telecommunications Portfolio	195,250	8,807,737
Equity Funds - continued
	Shares	Value
Sector Funds - continued
Fidelity Transportation Portfolio	93,992	$ 4,831,203
Fidelity Utilities Portfolio	35,778	1,967,417
TOTAL SECTOR FUNDS		414,292,530
TOTAL EQUITY FUNDS (Cost $523,578,640)		561,435,960
Fixed-Income Funds - 0.0%

Sector Funds - 0.0%
Fidelity Real Estate Income Fund (Cost $70,629)	7,011	76,557
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $523,649,269)		561,512,517
NET OTHER ASSETS (LIABILITIES) - 0.0%		(8,696)
NET ASSETS - 100%		$ 561,503,821
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $524,328,019. Net unrealized appreciation aggregated $37,184,498, of which $46,376,389 related to appreciated investment securities and $9,191,891 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.918363.101

SAE-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.7%
	Shares	Value
Emerging Markets Funds - 99.4%
Aberdeen Emerging Markets Institutional Fund	15,115,209	$ 197,404,630
Acadian Emerging Market Portfolio Institutional Class	8,215,269	132,019,374
Eaton Vance Parametric Structured Emerging Markets Fund Class A	5,906,347	75,955,618
Fidelity Emerging Markets Fund (b)	8,516,632	172,461,806
GMO Emerging Markets Fund - Class V	21,628,478	215,635,929
Invesco Developing Markets Fund Class A	2,542,660	75,110,180
Lazard Emerging Markets Portfolio Institutional Class	13,131,863	224,554,858
Oppenheimer Developing Markets Fund Class A	2,506,090	75,132,588
SSgA Emerging Markets Fund	5,597,933	99,475,265
T. Rowe Price Emerging Markets Stock Fund	6,597,975	188,768,055
Vanguard Emerging Markets ETF	1,710,760	65,043,095
TOTAL EMERGING MARKETS FUNDS		1,521,561,398
Europe Stock Funds - 0.3%
Market Vectors Russia ETF	191,700	4,587,381
TOTAL EQUITY FUNDS (Cost $1,835,747,062)		1,526,148,779
Money Market Funds - 0.3%

SSgA US Treasury Money Market Fund, 0% (a) (Cost $4,538,017)	4,538,017	4,538,017
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,840,285,079)		1,530,686,796
NET OTHER ASSETS (LIABILITIES) - 0.0%		236,759
NET ASSETS - 100%		$ 1,530,923,555
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 255,277,738	$ -	$ 53,828,966	$ -	$ 172,461,806
Total	$ 255,277,738	$ -	$ 53,828,966	$ -	$ 172,461,806
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $1,841,336,173. Net unrealized depreciation aggregated $310,649,377, of which $1,136,245 related to appreciated investment securities and $311,785,622 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers®
Emerging Markets Fund of Funds

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.938037.100

RMF-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 99.8%
	Shares	Value
Emerging Markets Funds - 99.8%
Aberdeen Emerging Markets Institutional Fund	77,528	$ 1,012,515
Acadian Emerging Market Portfolio Institutional Class	61,414	986,924
Eaton Vance Parametric Structured Emerging Markets Fund Class A	28,015	360,274
Fidelity Emerging Markets Fund (b)	36,789	744,971
GMO Emerging Markets Fund - Class V	105,171	1,048,552
Lazard Emerging Markets Portfolio Institutional Class	58,754	1,004,701
Oppenheimer Developing Markets Fund Class A	12,075	362,020
SSgA Emerging Markets Fund	27,904	495,852
T. Rowe Price Emerging Markets Stock Fund	26,560	759,883
Thornburg Developing World - Class I (a)	21,088	299,667
Vanguard Emerging Markets ETF	1,380	52,468
TOTAL EQUITY FUNDS (Cost $8,022,783)		7,127,827
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $8,022,783)		7,127,827
NET OTHER ASSETS (LIABILITIES) - 0.2%		14,403
NET ASSETS - 100%		$ 7,142,230
Security Type Abbreviations
ETF - Exchange-Traded Fund
Legend
(a) Non-income producing
(b) Affiliated company
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ -	$ 847,060	$ -	$ -	$ 744,971
Total	$ -	$ 847,060	$ -	$ -	$ 744,971
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $8,022,783. Net unrealized depreciation aggregated $894,956, of which $34 related to appreciated investment securities and $894,990 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy. Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® International
Multi-Manager Fund

Offered exclusively to certain clients of
Strategic Advisers, Inc.
- not available for sale to the
general public

May 31, 2012

1.938047.100

STG-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.6%
Aisin Seiki Co. Ltd.	500	$ 15,574
Bridgestone Corp.	2,000	42,652
Denso Corp.	3,700	111,264
Exedy Corp.	500	10,297
GKN PLC	16,534	46,920
Nokian Tyres PLC	1,054	39,727
Pirelli & C SpA	2,335	23,255
		289,689
Automobiles - 2.6%
Bayerische Motoren Werke AG (BMW)	3,512	266,765
Daihatsu Motor Co. Ltd.	1,000	17,163
Dongfeng Motor Group Co. Ltd. (H Shares)	12,000	20,408
Fuji Heavy Industries Ltd.	3,000	22,967
Honda Motor Co. Ltd.	11,500	365,565
Hyundai Motor Co.	431	89,087
Nissan Motor Co. Ltd.	3,000	28,853
Tata Motors Ltd. sponsored ADR	2,150	44,699
Toyota Motor Corp.	8,800	338,182
		1,193,689
Distributors - 0.2%
Li & Fung Ltd.	42,000	77,057
Hotels, Restaurants & Leisure - 1.0%
Compass Group PLC	21,680	213,040
Paddy Power PLC (Ireland)	352	22,643
Sands China Ltd.	38,400	131,108
Tim Hortons, Inc. (Canada)	374	19,934
Whitbread PLC	2,179	62,799
William Hill PLC	3,600	15,045
		464,569
Household Durables - 0.2%
Berkeley Group Holdings PLC (a)	2,060	39,770
JM AB (B Shares)	625	10,722
Sekisui House Ltd.	3,000	25,299
		75,791
Internet & Catalog Retail - 0.1%
Ocado Group PLC (a)	7,775	12,078
Rakuten, Inc.	26	27,796
		39,874
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Leisure Equipment & Products - 0.4%
Nikon Corp.	4,900	$ 135,846
Sankyo Co. Ltd. (Gunma)	800	38,507
		174,353
Media - 2.7%
BEC World PCL (For. Reg.)	7,300	12,388
British Sky Broadcasting Group PLC	3,200	34,044
CyberAgent, Inc.	16	33,630
Fuji Media Holdings, Inc.	62	98,794
ITV PLC	40,541	45,774
Naspers Ltd. Class N	743	39,284
Nippon Television Network Corp.	1,130	163,125
Pearson PLC	14,708	258,557
PT Media Nusantara Citra Tbk	51,500	10,136
Publicis Groupe SA	1,844	85,492
Reed Elsevier NV	29,419	305,846
Rightmove PLC	992	22,493
Schibsted ASA (B Shares)	562	17,489
T4F Entretenimento SA (a)	1,300	9,946
UBM PLC	5,607	46,368
WPP PLC	1,600	19,156
		1,202,522
Multiline Retail - 0.3%
Dollarama, Inc.	631	34,939
Lifestyle International Holdings Ltd.	8,000	17,316
Next PLC	1,187	55,511
PPR SA	300	42,729
		150,495
Specialty Retail - 1.6%
Cia.Hering SA	1,400	29,085
Dunelm Group PLC	2,410	18,237
Esprit Holdings Ltd.	38,200	61,521
Fast Retailing Co. Ltd.	400	89,085
Foschini Ltd.	1,878	26,327
H&M Hennes & Mauritz AB (B Shares)	2,100	62,532
Inditex SA	2,498	206,650
Kingfisher PLC	6,755	29,479
Nitori Holdings Co. Ltd.	600	54,195
Sa Sa International Holdings Ltd.	18,000	10,204
Sports Direct International PLC (a)	1,552	7,119
United Arrows Ltd.	400	9,959
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
USS Co. Ltd.	790	$ 80,026
Yamada Denki Co. Ltd.	300	15,019
		699,438
Textiles, Apparel & Luxury Goods - 1.2%
adidas AG	500	37,336
Burberry Group PLC	1,500	31,739
Christian Dior SA	712	93,231
Gerry Weber International AG (Bearer)	499	19,210
Hugo Boss AG	102	9,869
LVMH Moet Hennessy - Louis Vuitton SA	1,067	157,938
Swatch Group AG (Bearer)	70	27,074
Yue Yuen Industrial (Holdings) Ltd.	47,500	147,796
		524,193
TOTAL CONSUMER DISCRETIONARY		4,891,670
CONSUMER STAPLES - 12.5%
Beverages - 1.8%
Diageo PLC	9,923	236,428
Heineken NV (Bearer)	9,597	457,387
SABMiller PLC	1,600	59,133
Treasury Wine Estates Ltd.	10,800	46,500
		799,448
Food & Staples Retailing - 1.7%
Ain Pharmaciez, Inc.	200	10,810
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,469	58,100
Bim Birlesik Magazalar A/S JSC	773	31,297
C.P. ALL PCL (For. Reg.)	26,600	28,631
FamilyMart Co. Ltd.	700	31,772
Koninklijke Ahold NV	1,500	17,627
Lawson, Inc.	4,500	315,245
Metro, Inc. Class A (sub. vtg.)	594	29,336
Seven & i Holdings Co., Ltd.	1,000	30,068
Shoprite Holdings Ltd.	1,777	28,846
Sun Art Retail Group Ltd.	12,000	14,719
Tesco PLC	37,836	176,576
		773,027
Food Products - 3.9%
Danone SA	7,755	497,422
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
First Resources Ltd.	5,000	$ 6,461
Kuala Lumpur Kepong Bhd	3,200	22,559
M. Dias Branco SA	100	2,764
Nestle SA	17,730	1,006,079
Tiger Brands Ltd.	750	21,334
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,400	106,812
Unilever PLC	2,300	72,373
Viscofan Envolturas Celulosicas SA	467	18,928
		1,754,732
Household Products - 0.8%
Kimberly-Clark de Mexico SA de CV Series A	9,000	15,673
Reckitt Benckiser Group PLC	6,116	325,461
		341,134
Personal Products - 1.1%
Beiersdorf AG	600	37,901
Kao Corp.	10,200	263,468
Kobayashi Pharmaceutical Co. Ltd.	2,000	109,207
Kose Corp.	2,200	48,388
L'Oreal SA	375	42,222
		501,186
Tobacco - 3.2%
British American Tobacco PLC (United Kingdom)	14,829	700,900
Japan Tobacco, Inc.	88	489,657
KT&G Corp.	3,593	239,235
Swedish Match Co. AB	500	18,949
		1,448,741
TOTAL CONSUMER STAPLES		5,618,268
ENERGY - 7.9%
Energy Equipment & Services - 1.7%
Aker Solutions ASA	1,700	22,468
AMEC PLC	6,763	101,279
John Wood Group PLC	2,734	29,664
Petrofac Ltd.	7,832	187,982
Precision Drilling Corp. (a)	4,311	33,642
Saipem SpA	2,200	85,958
Technip SA	1,864	170,685
Tecnicas Reunidas SA	3,223	116,058
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Transocean Ltd. (Switzerland)	770	$ 31,171
WorleyParsons Ltd.	700	17,524
		796,431
Oil, Gas & Consumable Fuels - 6.2%
Bankers Petroleum Ltd. (a)	1,516	3,024
BG Group PLC	12,024	231,715
BP PLC	104,110	632,884
Cairn Energy PLC	21,961	97,331
Cenovus Energy, Inc.	1,070	33,721
CNOOC Ltd.	98,000	176,745
Ecopetrol SA	12,632	37,661
ENI SpA	2,500	48,161
INPEX Corp.	24	138,553
OGX Petroleo e Gas Participacoes SA (a)	1,100	5,618
Oil Search Ltd. ADR	6,228	41,314
Ophir Energy PLC	1,200	10,772
Origin Energy Ltd.	4,600	57,713
Petroleo Brasileiro SA - Petrobras (ON)	2,600	25,525
Peyto Exploration & Development Corp.	1,541	25,990
Reliance Industries Ltd. GDR (c)	1,877	45,461
Royal Dutch Shell PLC:
Class A (United Kingdom)	20,434	635,146
Class B (United Kingdom)	4,842	155,642
Sasol Ltd.	1,427	60,847
StatoilHydro ASA	4,645	105,254
Total SA	2,925	126,065
Tullow Oil PLC	3,881	85,566
		2,780,708
TOTAL ENERGY		3,577,139
FINANCIALS - 18.6%
Capital Markets - 1.3%
Ashmore Group PLC	5,272	27,661
Cetip SA	1,100	15,871
CI Financial Corp.	1,460	30,929
Daiwa Securities Group, Inc.	28,000	88,257
Deutsche Bank AG	1,100	39,874
Julius Baer Group Ltd.	2,969	93,788
Jupiter Fund Management PLC	3,585	11,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Partners Group Holding AG	189	$ 31,369
UBS AG	19,889	225,835
		565,029
Commercial Banks - 9.2%
Australia & New Zealand Banking Group Ltd.	6,000	122,152
Banco Bilbao Vizcaya Argentaria SA	11,200	63,972
Banco Santander Chile sponsored ADR	406	30,223
Banco Santander SA (Spain)	23,633	125,892
Barclays PLC	114,723	314,756
BNP Paribas SA	11,616	372,201
BOC Hong Kong (Holdings) Ltd.	31,000	85,273
Chiba Bank Ltd.	7,000	39,401
China Construction Bank Corp. (H Shares)	60,000	41,590
Commonwealth Bank of Australia	2,600	125,113
Credicorp Ltd. (NY Shares)	398	49,658
Danske Bank A/S (a)	2,200	29,300
DBS Group Holdings Ltd.	12,000	123,110
DnB NOR ASA	10,256	92,890
Guaranty Trust Bank PLC GDR (Reg. S)	72	388
HDFC Bank Ltd. sponsored ADR	3,360	93,946
HSBC Holdings PLC:
(Hong Kong)	18,000	141,990
(United Kingdom)	56,999	449,596
ICICI Bank Ltd. sponsored ADR	960	27,024
Intesa Sanpaolo SpA	20,887	26,094
Itau Unibanco Banco Multiplo SA sponsored ADR	5,430	78,572
Joyo Bank Ltd.	10,000	41,311
Jyske Bank A/S (Reg.) (a)	558	14,544
Kasikornbank PCL (For. Reg.)	7,400	36,512
KBC Groupe SA	1,500	23,115
Komercni Banka A/S	348	51,874
Lloyds Banking Group PLC (a)	100,000	39,363
Mitsubishi UFJ Financial Group, Inc.	36,500	157,526
PT Bank Mandiri (Persero) Tbk	44,000	32,298
PT Bank Rakyat Indonesia Tbk	44,000	26,447
Sapporo Hokuyo Holdings, Inc.	9,200	26,477
Shinsei Bank Ltd.	9,000	9,500
Siam Commercial Bank PCL (For. Reg.)	8,200	36,207
Skandinaviska Enskilda Banken AB (A Shares)	20,683	115,122
Societe Generale Series A	1,100	21,970
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Standard Chartered PLC (United Kingdom)	10,574	$ 214,103
Sumitomo Mitsui Financial Group, Inc.	16,900	492,408
Sydbank A/S (a)	1,009	16,579
The Hachijuni Bank Ltd.	7,000	33,455
Turkiye Halk Bankasi A/S	3,281	20,146
UniCredit SpA	18,730	57,790
Unione di Banche Italiane SCPA	7,760	21,584
United Overseas Bank Ltd.	3,000	41,184
Westpac Banking Corp.	8,310	164,243
Wing Hang Bank Ltd.	2,000	18,373
		4,145,272
Consumer Finance - 0.1%
Aeon Credit Service Co. Ltd.	2,900	46,869
Credit Saison Co. Ltd.	600	11,443
		58,312
Diversified Financial Services - 1.0%
ASX Ltd.	400	11,479
Deutsche Boerse AG	1,989	95,175
FirstRand Ltd.	13,883	42,106
IG Group Holdings PLC	2,988	19,997
ING Groep NV (Certificaten Van Aandelen) (a)	28,002	162,017
ORIX Corp.	1,610	138,911
		469,685
Insurance - 4.9%
AEGON NV	10,100	42,638
AIA Group Ltd.	73,600	239,911
Allianz AG	1,100	99,968
Amlin PLC	10,772	52,929
Aviva PLC	26,190	106,296
AXA SA	19,125	215,737
Catlin Group Ltd.	6,427	39,818
Euler Hermes SA	446	29,227
Hiscox Ltd.	21,007	128,323
Jardine Lloyd Thompson Group PLC	4,969	52,387
Lancashire Holdings Ltd.	2,540	29,548
Legal & General Group PLC	25,987	44,409
MS&AD Insurance Group Holdings, Inc.	1,000	15,309
Munich Re Group	1,009	125,492
Prudential PLC	5,217	54,765
Resolution Ltd.	7,800	23,288
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Sony Financial Holdings, Inc.	15,000	$ 214,558
St. James's Place Capital PLC	2,121	10,233
Suncorp-Metway Ltd.	4,700	35,527
Swiss Re Ltd.	4,960	287,414
Tokio Marine Holdings, Inc.	1,000	21,711
Zurich Financial Services AG	1,559	320,457
		2,189,945
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	2,900	21,656
Capital Shopping Centres Group PLC	2,200	10,507
Derwent London PLC	808	21,786
Goodman Group unit	4,600	15,145
Unibail-Rodamco	300	49,656
Westfield Group unit	6,000	53,127
		171,877
Real Estate Management & Development - 1.7%
BR Malls Participacoes SA	2,200	24,216
BR Properties SA	1,900	21,573
Brookfield Asset Management, Inc. Class A	3,104	99,294
Daito Trust Construction Co. Ltd.	400	35,215
Deutsche Wohnen AG	6,838	105,922
Global Logistic Properties Ltd.	25,000	40,354
GSW Immobilien AG	3,813	133,231
Hang Lung Properties Ltd.	21,000	66,965
Henderson Land Development Co. Ltd.	5,000	25,188
Mitsubishi Estate Co. Ltd.	3,000	46,492
Mitsui Fudosan Co. Ltd.	2,000	33,233
Parque Arauco SA	12,254	21,336
SM Prime Holdings, Inc.	47,875	14,037
Sun Hung Kai Properties Ltd.	4,000	45,300
Tag Immobilien AG	2,040	20,233
Wharf Holdings Ltd.	6,000	31,347
		763,936
TOTAL FINANCIALS		8,364,056
Common Stocks - continued
	Shares	Value
HEALTH CARE - 9.7%
Biotechnology - 0.2%
Abcam PLC	4,551	$ 27,606
CSL Ltd.	1,800	66,015
		93,621
Health Care Equipment & Supplies - 1.0%
Biosensors International Group Ltd. (a)	13,000	12,358
Cochlear Ltd.	339	20,711
Coloplast A/S Series B	272	46,869
Elekta AB (B Shares)	300	14,429
Essilor International SA	678	57,968
Getinge AB (B Shares)	2,403	59,972
Nihon Kohden Corp.	1,800	51,383
Sonova Holding AG Class B	433	40,759
Synthes, Inc.	617	100,871
William Demant Holding A/S (a)	459	40,468
		445,788
Health Care Providers & Services - 0.6%
Diagnosticos da America SA	7,000	49,111
Fresenius SE	300	28,389
Life Healthcare Group Holdings Ltd.	6,901	23,735
Miraca Holdings, Inc.	2,500	95,456
Odontoprev SA	2,000	10,710
Rhoen-Klinikum AG	1,939	52,928
Ship Healthcare Holdings, Inc.	500	11,779
		272,108
Life Sciences Tools & Services - 0.0%
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	554	8,155
Pharmaceuticals - 7.9%
Aspen Pharmacare Holdings Ltd.	1,037	14,360
Astellas Pharma, Inc.	1,000	39,270
Bayer AG	9,894	627,952
Celltrion, Inc.	1,059	30,098
CFR Pharmaceuticals SA	56,837	11,652
Daiichi Sankyo Kabushiki Kaisha	1,000	16,083
Elan Corp. PLC (a)	1,500	21,130
GlaxoSmithKline PLC	18,035	399,639
Hisamitsu Pharmaceutical Co., Inc.	900	39,645
Novartis AG	8,531	444,446
Novo Nordisk A/S Series B	1,100	147,050
PT Kalbe Farma Tbk	48,500	19,993
Roche Holding AG (participation certificate)	5,041	788,915
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Rohto Pharmaceutical Co. Ltd.	1,000	$ 11,801
Sanofi SA	8,529	580,971
Santen Pharmaceutical Co. Ltd.	5,600	203,046
Shire PLC	2,356	66,446
Takeda Pharmaceutical Co. Ltd.	1,300	54,333
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,140	44,677
		3,561,507
TOTAL HEALTH CARE		4,381,179
INDUSTRIALS - 13.2%
Aerospace & Defense - 1.4%
Cobham PLC	34,505	119,281
Meggitt PLC	4,485	26,200
MTU Aero Engines Holdings AG	471	34,641
Rolls-Royce Group PLC	30,601	389,028
Safran SA	1,300	44,765
Zodiac Aerospace	237	23,126
		637,041
Air Freight & Logistics - 1.2%
Deutsche Post AG	8,177	135,551
PostNL NV	32,144	108,347
Yamato Holdings Co. Ltd.	18,200	282,662
		526,560
Airlines - 0.5%
Copa Holdings SA Class A	184	15,276
Norwegian Air Shuttle A/S (a)	700	10,202
Ryanair Holdings PLC sponsored ADR (a)	2,600	79,820
Singapore Airlines Ltd.	16,000	129,132
		234,430
Building Products - 0.5%
Asahi Glass Co. Ltd.	2,000	13,411
ASSA ABLOY AB (B Shares)	1,300	33,863
Compagnie de St. Gobain	800	28,473
Geberit AG (Reg.)	634	123,330
JS Group Corp.	1,000	18,301
		217,378
Commercial Services & Supplies - 0.3%
Babcock International Group PLC	4,435	58,241
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Brambles Ltd.	5,830	$ 37,822
RPS Group PLC	2,450	7,831
Serco Group PLC	1,700	13,793
Valid Solucoes SA	500	6,855
		124,542
Construction & Engineering - 1.2%
Balfour Beatty PLC	33,069	139,118
Chiyoda Corp.	2,000	23,640
JGC Corp.	13,000	356,157
VINCI SA	600	24,093
		543,008
Electrical Equipment - 1.0%
Alstom SA	431	12,557
Legrand SA	10,185	306,843
Schneider Electric SA	2,601	139,087
Sumitomo Electric Industries Ltd.	1,000	11,556
		470,043
Industrial Conglomerates - 1.8%
Alliance Global Group, Inc.	77,900	22,339
Bidvest Group Ltd.	1,413	29,782
Hutchison Whampoa Ltd.	6,000	49,359
Keppel Corp. Ltd.	19,000	147,152
Koninklijke Philips Electronics NV	3,000	53,151
Orkla ASA (A Shares)	2,600	17,624
SembCorp Industries Ltd.	9,000	33,734
Siemens AG	5,456	450,461
		803,602
Machinery - 2.9%
Andritz AG	851	45,115
Atlas Copco AB (A Shares)	3,364	68,132
Fanuc Corp.	1,000	171,847
Fiat Industrial SpA	5,500	55,567
Fiat Industrial SpA:
rights 6/20/12 (a)	5,500	0
rights 6/20/12 (a)	5,500	0
GEA Group AG	900	23,007
Glory Ltd.	5,900	113,005
Haitian International Holdings Ltd.	12,000	12,384
Hyundai Heavy Industries Co. Ltd.	463	104,722
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Iochpe-Maxion SA	900	$ 11,201
Joy Global, Inc.	1,070	59,770
Kone Oyj (B Shares)	372	20,822
Kubota Corp.	2,000	17,094
Makita Corp.	500	16,946
NSK Ltd.	2,000	12,266
PT United Tractors Tbk	16,500	40,548
Rotork PLC	670	21,014
Samsung Heavy Industries Ltd.	1,090	33,749
Schindler Holding AG (participation certificate)	1,738	192,875
SembCorp Marine Ltd.	32,000	111,004
Sinotruk Hong Kong Ltd.	33,500	18,559
SMC Corp.	700	114,737
Spirax-Sarco Engineering PLC	470	15,016
The Weir Group PLC	1,657	39,642
		1,319,022
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	6	37,308
Kuehne & Nagel International AG	130	13,860
		51,168
Professional Services - 0.6%
Adecco SA (Reg.)	805	31,443
Capita Group PLC	1,300	12,404
Experian PLC	5,644	78,962
Intertek Group PLC	400	16,352
Michael Page International PLC	13,608	74,875
Qualicorp SA	900	7,675
SGS SA (Reg.)	21	37,995
		259,706
Road & Rail - 0.3%
East Japan Railway Co.	1,400	83,242
Tokyu Corp.	3,000	13,323
West Japan Railway Co.	500	19,612
		116,177
Trading Companies & Distributors - 1.1%
Brenntag AG	807	91,288
Bunzl PLC	10,132	160,003
Itochu Corp.	4,000	43,751
Marubeni Corp.	3,000	19,152
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Mitsubishi Corp.	5,800	$ 113,175
Mitsui & Co. Ltd.	3,000	42,165
Wolseley PLC	1,100	37,555
		507,089
Transportation Infrastructure - 0.3%
Companhia de Concessoes Rodoviarias	4,300	33,473
International Container Terminal Services, Inc.	4,900	8,684
Kamigumi Co. Ltd.	2,000	15,522
Sydney Airport unit	19,000	53,673
Transurban Group unit	4,300	23,708
		135,060
TOTAL INDUSTRIALS		5,944,826
INFORMATION TECHNOLOGY - 6.9%
Communications Equipment - 0.6%
Axis Communications AB	407	8,433
Telefonaktiebolaget LM Ericsson (B Shares)	31,057	264,397
		272,830
Computers & Peripherals - 0.3%
ASUSTeK Computer, Inc. GDR (Reg. S)	967	49,394
Gemalto NV	500	31,901
Lenovo Group Ltd.	68,000	57,824
		139,119
Electronic Equipment & Components - 0.8%
Halma PLC	14,893	89,977
Hitachi High-Technologies Corp.	1,000	22,198
Hitachi Ltd.	4,000	22,835
HLS Systems International Ltd. (a)	744	6,681
Keyence Corp.	100	22,591
Kyocera Corp.	400	32,983
Murata Manufacturing Co. Ltd.	500	25,866
Spectris PLC	2,354	58,489
TDK Corp.	500	21,533
Venture Corp. Ltd.	7,000	43,349
		346,502
Internet Software & Services - 0.2%
Daum Communications Corp.	96	8,222
GREE, Inc.	700	11,210
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Moneysupermarket.com Group PLC	4,079	$ 7,298
Opera Software ASA	1,798	11,691
Yahoo! Japan Corp.	154	44,762
		83,183
IT Services - 1.5%
Amadeus IT Holding SA Class A	10,616	194,913
Cielo SA	1,100	29,725
Cognizant Technology Solutions Corp. Class A (a)	810	47,183
Computershare Ltd.	7,324	55,576
Infosys Ltd. sponsored ADR	2,130	89,673
Nomura Research Institute Ltd.	7,600	163,960
Obic Co. Ltd.	430	83,822
Sonda SA	3,621	9,806
		674,658
Office Electronics - 0.8%
Brother Industries Ltd.	1,000	10,923
Canon, Inc.	4,700	187,537
Konica Minolta Holdings, Inc.	10,000	71,464
Neopost SA	1,559	81,085
		351,009
Semiconductors & Semiconductor Equipment - 1.7%
ARM Holdings PLC	3,050	23,865
ASM International NV (Netherlands)	1,101	37,434
ASML Holding NV (Netherlands)	2,810	128,745
Infineon Technologies AG	4,368	34,670
Samsung Electronics Co. Ltd.	237	243,129
Spreadtrum Communications, Inc. ADR	589	10,543
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	14,400	197,712
Tokyo Electron Ltd.	1,800	80,978
		757,076
Software - 1.0%
Check Point Software Technologies Ltd. (a)	878	44,989
Dassault Systemes SA	734	66,836
Konami Corp.	500	10,522
Nintendo Co. Ltd.	600	69,460
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SAP AG	4,506	$ 258,552
SimCorp A/S	64	10,047
		460,406
TOTAL INFORMATION TECHNOLOGY		3,084,783
MATERIALS - 8.0%
Chemicals - 5.2%
Air Liquide SA	1,543	167,498
Air Water, Inc.	1,000	11,522
Akzo Nobel NV	8,742	399,353
Arkema SA	941	62,116
Asahi Kasei Corp.	4,000	21,603
BASF AG	715	50,178
China BlueChemical Ltd. (H Shares)	22,000	15,193
Christian Hansen Holding A/S	689	19,217
Chugoku Marine Paints Ltd.	4,000	18,686
Croda International PLC	758	26,258
Dongyue Group Co. Ltd.	21,000	13,582
Elementis PLC	3,876	12,097
Givaudan SA	308	286,400
Israel Chemicals Ltd.	2,900	30,042
Johnson Matthey PLC	3,797	127,835
JSR Corp.	1,200	20,691
Lanxess AG	800	53,452
Linde AG	2,480	382,397
Mitsui Chemicals, Inc.	5,000	12,671
Nippon Paint Co. Ltd.	4,000	28,807
Nitto Denko Corp.	900	36,323
Nufarm Ltd.	11,043	53,247
Shin-Etsu Chemical Co., Ltd.	4,200	215,332
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR	523	27,180
Sumitomo Chemical Co. Ltd.	3,000	9,421
Symrise AG	3,839	108,360
Syngenta AG (Switzerland)	265	85,355
Toray Industries, Inc.	2,000	13,350
Victrex PLC	878	18,972
Yingde Gases Group Co. Ltd.	11,500	10,505
		2,337,643
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.1%
CRH PLC	400	$ 6,769
HeidelbergCement Finance AG	400	17,507
		24,276
Containers & Packaging - 0.4%
Rexam PLC	19,482	121,354
Smurfit Kappa Group PLC	10,894	68,676
		190,030
Metals & Mining - 2.3%
ArcelorMittal SA (Netherlands)	1,600	22,212
BHP Billiton Ltd.	3,100	95,558
BHP Billiton PLC	2,800	73,374
Fortescue Metals Group Ltd.	7,000	31,502
Glencore International PLC	14,460	76,112
Hitachi Metals Ltd.	1,000	11,611
Iluka Resources Ltd.	11,955	156,048
Kazakhmys PLC	1,400	14,411
Medusa Mining Ltd.	2,800	14,319
Newcrest Mining Ltd.	3,710	90,059
Rio Tinto PLC	6,520	280,513
Sumitomo Metal Industries Ltd.	13,000	20,980
Umicore SA	1,600	76,282
Xstrata PLC	5,840	83,422
		1,046,403
Paper & Forest Products - 0.0%
Svenska Cellulosa AB (SCA) (B Shares)	900	12,848
TOTAL MATERIALS		3,611,200
TELECOMMUNICATION SERVICES - 5.6%
Diversified Telecommunication Services - 1.3%
BT Group PLC	11,200	35,631
China Unicom Ltd.	70,000	95,948
France Telecom SA	700	8,792
HKT Trust / HKT Ltd. unit	76,000	57,870
Hutchison Telecommunications Hong Kong Holdings Ltd.	46,000	20,269
Iliad SA	200	25,815
Koninklijke KPN NV	5,998	56,725
TDC A/S	9,341	59,026
Telecom Corp. of New Zealand Ltd.	10,700	20,845
Telecom Italia SpA	88,160	72,844
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telenor ASA	6,679	$ 97,784
Telstra Corp. Ltd.	9,900	34,235
		585,784
Wireless Telecommunication Services - 4.3%
Advanced Info Service PCL (For. Reg.)	7,600	42,753
Empresa Nacional de Telecomunicaciones SA (ENTEL)	1,172	20,837
KDDI Corp.	112	691,570
Millicom International Cellular SA (depository receipt)	714	61,225
NTT DoCoMo, Inc.	111	177,083
SmarTone Telecommunications Holdings Ltd.	9,500	17,576
Softbank Corp.	1,600	49,951
TIM Participacoes SA sponsored ADR	1,670	40,832
Vodafone Group PLC	309,406	825,181
		1,927,008
TOTAL TELECOMMUNICATION SERVICES		2,512,792
UTILITIES - 2.3%
Electric Utilities - 1.0%
Ceske Energeticke Zavody A/S	2,036	71,957
Chubu Electric Power Co., Inc.	2,500	38,295
Energias do Brasil SA	4,800	30,701
Fortum Corp.	3,362	61,164
Kansai Electric Power Co., Inc.	1,300	18,815
Red Electrica Corporacion SA	1,567	58,035
Scottish & Southern Energy PLC	7,567	154,573
Spark Infrastructure Group unit	25,000	37,381
		470,921
Gas Utilities - 0.7%
China Resources Gas Group Ltd.	6,000	11,426
Enagas SA	8,406	131,407
Snam Rete Gas SpA	19,544	79,064
Tokyo Gas Co. Ltd.	20,000	94,854
		316,751
Independent Power Producers & Energy Traders - 0.2%
Tractebel Energia SA	4,000	66,341
Multi-Utilities - 0.4%
Centrica PLC	16,000	76,428
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
RWE AG	2,200	$ 80,605
Suez Environnement SA	2,900	31,534
		188,567
TOTAL UTILITIES		1,042,580
TOTAL COMMON STOCKS (Cost $48,017,609)		43,028,493
Nonconvertible Preferred Stocks - 0.9%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	500	80,224
Media - 0.0%
ProSiebenSat.1 Media AG	1,600	33,764
TOTAL CONSUMER DISCRETIONARY		113,988
CONSUMER STAPLES - 0.5%
Household Products - 0.5%
Henkel AG & Co. KGaA	3,451	225,449
TELECOMMUNICATION SERVICES - 0.2%
Diversified Telecommunication Services - 0.2%
Telecom Italia SpA (Risparmio Shares)	132,116	90,250
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $511,758)		429,687
Equity Funds - 0.9%

Foreign Large Blend Funds - 0.9%
iShares MSCI EAFE Index ETF (Cost $477,425)	8,920	426,019
Money Market Funds - 2.7%
	Shares	Value
SSgA US Treasury Money Market Fund, 0% (b) (Cost $1,205,077)	1,205,077	$ 1,205,077
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $50,211,869)		45,089,276
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(59,685)
NET ASSETS - 100%		$ 45,029,591
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $45,461 or 0.1% of net assets.

Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 5,005,658	$ 781,235	$ 4,224,423	$ -
Consumer Staples	5,843,717	545,455	5,298,262	-
Energy	3,577,139	327,193	3,249,946	-
Financials	8,364,056	2,037,650	6,326,406	-
Health Care	4,381,179	311,575	4,069,604	-
Industrials	5,944,826	1,070,421	4,874,405	-
Information Technology	3,084,783	844,412	2,240,371	-
Materials	3,611,200	441,677	3,169,523	-
Telecommunication Services	2,603,042	234,372	2,368,670	-
Utilities	1,042,580	217,806	824,774	-
Equity Funds	426,019	426,019	-	-
Money Market Funds	1,205,077	1,205,077	-	-
Total Investments in Securities:	$ 45,089,276	$ 8,442,892	$ 36,646,384	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $50,245,577. Net unrealized depreciation aggregated $5,156,301, of which $47,968 related to appreciated investment securities and $5,204,269 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

May 31, 2012

1.933026.100

AMM-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 78.4%
	Shares	Value
CONSUMER DISCRETIONARY - 12.4%
Auto Components - 0.8%
Dana Holding Corp.	8,065	$ 107,426
Tenneco, Inc. (a)	1,417	38,472
TRW Automotive Holdings Corp. (a)	1,855	71,547
WABCO Holdings, Inc. (a)	1,304	67,495
		284,940
Distributors - 0.4%
LKQ Corp. (a)	1,835	66,867
Pool Corp.	1,833	67,766
		134,633
Diversified Consumer Services - 0.1%
American Public Education, Inc. (a)	735	20,896
Sotheby's Class A (Ltd. vtg.)	710	21,655
		42,551
Hotels, Restaurants & Leisure - 3.1%
Ameristar Casinos, Inc.	3,550	66,385
Brinker International, Inc.	2,900	93,699
Choice Hotels International, Inc.	1,382	50,291
Darden Restaurants, Inc.	1,189	61,507
Domino's Pizza, Inc.	1,575	48,368
Dunkin' Brands Group, Inc.	1,715	55,686
Hyatt Hotels Corp. Class A (a)	4,210	155,728
Interval Leisure Group, Inc.	2,100	34,965
Jack in the Box, Inc. (a)	2,523	65,220
Life Time Fitness, Inc. (a)	1,503	64,419
Penn National Gaming, Inc. (a)	2,422	111,291
Scientific Games Corp. Class A (a)	3,400	29,036
Six Flags Entertainment Corp.	1,440	65,707
Vail Resorts, Inc.	3,490	151,710
Wendy's Co.	4,500	20,655
Wyndham Worldwide Corp.	1,175	58,515
		1,133,182
Household Durables - 0.6%
Ethan Allen Interiors, Inc.	4,410	99,269
M.D.C. Holdings, Inc.	1,650	47,388
Ryland Group, Inc.	3,200	71,552
Tempur-Pedic International, Inc. (a)	450	20,795
		239,004
Leisure Equipment & Products - 0.2%
Brunswick Corp.	4,143	90,732
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - 0.6%
Cablevision Systems Corp. - NY Group Class A	1,830	$ 20,935
Focus Media Holding Ltd. ADR	1,475	30,680
Interpublic Group of Companies, Inc.	5,900	61,301
Regal Entertainment Group Class A	2,460	33,825
Scripps Networks Interactive, Inc. Class A	1,220	66,819
		213,560
Multiline Retail - 0.5%
Family Dollar Stores, Inc.	2,890	195,798
Specialty Retail - 4.9%
Abercrombie & Fitch Co. Class A	350	11,739
Aeropostale, Inc. (a)	1,670	30,895
ANN, Inc. (a)	1,925	51,763
Chico's FAS, Inc.	1,800	26,298
Dick's Sporting Goods, Inc.	1,428	66,402
DSW, Inc. Class A	2,105	125,626
Express, Inc. (a)	2,390	44,215
Foot Locker, Inc.	15,481	491,367
GNC Holdings, Inc.	3,425	131,965
Group 1 Automotive, Inc.	1,081	56,601
Monro Muffler Brake, Inc.	1,452	49,063
OfficeMax, Inc. (a)	8,100	39,447
PetSmart, Inc.	580	37,375
Pier 1 Imports, Inc.	7,125	116,138
RadioShack Corp.	2,000	9,280
Talbots, Inc. (a)	900	2,196
The Children's Place Retail Stores, Inc. (a)	820	37,695
The Men's Wearhouse, Inc.	3,580	128,844
The Pep Boys - Manny, Moe & Jack	300	2,784
Tractor Supply Co.	1,195	109,163
Urban Outfitters, Inc. (a)	3,200	89,504
Vitamin Shoppe, Inc. (a)	2,901	143,658
		1,802,018
Textiles, Apparel & Luxury Goods - 1.2%
Deckers Outdoor Corp. (a)	935	52,051
Fossil, Inc. (a)	230	16,827
Hanesbrands, Inc. (a)	1,150	32,039
Maidenform Brands, Inc. (a)	2,202	42,499
PVH Corp.	1,435	116,235
Steven Madden Ltd. (a)	1,905	77,229
Tumi Holdings, Inc.	1,000	17,250
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Under Armour, Inc. Class A (sub. vtg.) (a)	868	$ 87,434
Vera Bradley, Inc. (a)	440	9,623
		451,187
TOTAL CONSUMER DISCRETIONARY		4,587,605
CONSUMER STAPLES - 2.8%
Beverages - 0.1%
Constellation Brands, Inc. Class A (sub. vtg.) (a)	1,900	36,651
Monster Beverage Corp. (a)	90	6,534
		43,185
Food & Staples Retailing - 0.8%
Casey's General Stores, Inc.	2,540	143,840
Fresh Market, Inc. (a)	485	28,188
Harris Teeter Supermarkets, Inc.	1,259	47,250
United Natural Foods, Inc. (a)	1,550	78,585
		297,863
Food Products - 1.1%
Annie's, Inc.	755	30,313
B&G Foods, Inc. Class A	2,981	71,782
Chiquita Brands International, Inc. (a)	1,420	7,696
Diamond Foods, Inc.	988	20,847
Flowers Foods, Inc.	1,060	23,341
Hain Celestial Group, Inc. (a)	2,000	110,980
Lancaster Colony Corp.	1,030	69,340
Smithfield Foods, Inc. (a)	2,975	58,518
The J.M. Smucker Co.	210	16,078
		408,895
Household Products - 0.2%
Church & Dwight Co., Inc.	1,265	67,349
Personal Products - 0.6%
Herbalife Ltd.	1,425	63,826
Nu Skin Enterprises, Inc. Class A	3,464	148,536
		212,362
TOTAL CONSUMER STAPLES		1,029,654
Common Stocks - continued
	Shares	Value
ENERGY - 5.0%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)	1,379	$ 52,692
Dresser-Rand Group, Inc. (a)	1,234	54,148
Dril-Quip, Inc. (a)	908	55,016
Forum Energy Technologies, Inc.	380	8,162
Helmerich & Payne, Inc.	645	29,219
ION Geophysical Corp. (a)	3,500	21,210
Lufkin Industries, Inc.	792	45,516
McDermott International, Inc. (a)	2,230	22,635
Oil States International, Inc. (a)	1,605	106,845
OYO Geospace Corp. (a)	80	7,423
Patterson-UTI Energy, Inc.	2,147	32,463
Rowan Companies PLC (a)	580	17,400
SEACOR Holdings, Inc. (a)	1,150	99,142
Superior Energy Services, Inc. (a)	4,350	94,134
TETRA Technologies, Inc. (a)	3,700	23,643
Tidewater, Inc.	380	17,130
		686,778
Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co. Class A	1,588	61,789
Concho Resources, Inc. (a)	300	26,322
Denbury Resources, Inc. (a)	7,490	113,249
Energen Corp.	4,987	220,176
Energy XXI (Bermuda) Ltd.	1,245	38,657
HollyFrontier Corp.	6,225	183,513
James River Coal Co. (a)	3,309	8,306
Kodiak Oil & Gas Corp. (a)	3,095	25,100
Oasis Petroleum, Inc. (a)	1,851	47,552
Pioneer Natural Resources Co.	1,740	168,258
Plains Exploration & Production Co. (a)	1,135	40,622
Range Resources Corp.	1,800	103,392
Resolute Energy Corp. (a)	7,233	63,289
Rosetta Resources, Inc. (a)	590	22,827
SM Energy Co.	785	42,461
Swift Energy Co. (a)	900	17,919
		1,183,432
TOTAL ENERGY		1,870,210
Common Stocks - continued
	Shares	Value
FINANCIALS - 15.0%
Capital Markets - 1.8%
Affiliated Managers Group, Inc. (a)	1,094	$ 112,759
FXCM, Inc. Class A	1,060	10,897
Greenhill & Co., Inc.	640	22,317
Invesco Ltd.	6,100	132,675
Och-Ziff Capital Management Group LLC Class A	3,845	27,876
Raymond James Financial, Inc.	9,115	311,551
Stifel Financial Corp. (a)	1,762	56,014
		674,089
Commercial Banks - 4.8%
CIT Group, Inc. (a)	4,320	147,701
City National Corp.	200	9,936
Comerica, Inc.	10,660	324,277
Fifth Third Bancorp	13,660	182,361
First Niagara Financial Group, Inc.	6,335	51,123
FirstMerit Corp.	2,460	39,114
Huntington Bancshares, Inc.	17,166	112,266
IBERIABANK Corp.	870	42,186
Investors Bancorp, Inc. (a)	7,580	113,245
KeyCorp	35,490	266,175
Prosperity Bancshares, Inc.	2,675	114,276
Regions Financial Corp.	28,265	177,787
Signature Bank (a)	680	41,759
SVB Financial Group (a)	1,259	75,112
TCF Financial Corp.	2,700	31,833
Texas Capital Bancshares, Inc. (a)	800	31,024
Umpqua Holdings Corp.	2,200	28,226
		1,788,401
Consumer Finance - 1.2%
DFC Global Corp. (a)	2,520	41,530
Discover Financial Services	6,650	220,182
SLM Corp.	11,675	163,100
		424,812
Diversified Financial Services - 0.5%
Interactive Brokers Group, Inc.	2,070	29,518
Leucadia National Corp.	6,910	140,411
		169,929
Insurance - 2.4%
Arch Capital Group Ltd. (a)	1,825	69,770
Brown & Brown, Inc.	2,592	66,355
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Endurance Specialty Holdings Ltd.	765	$ 29,881
Lincoln National Corp.	8,450	174,662
Platinum Underwriters Holdings Ltd.	600	21,780
Reinsurance Group of America, Inc.	1,000	50,170
Validus Holdings Ltd.	4,625	145,133
W.R. Berkley Corp.	2,970	113,810
White Mountains Insurance Group Ltd.	410	211,158
		882,719
Real Estate Investment Trusts - 4.1%
American Campus Communities, Inc.	1,040	45,656
American Capital Agency Corp.	2,000	65,340
BioMed Realty Trust, Inc.	9,050	163,353
Brandywine Realty Trust (SBI)	11,875	133,356
CBL & Associates Properties, Inc.	6,875	120,038
Colonial Properties Trust (SBI)	3,000	63,630
CommonWealth REIT	4,470	78,896
Digital Realty Trust, Inc.	450	31,847
Douglas Emmett, Inc.	2,760	59,064
DuPont Fabros Technology, Inc.	2,550	65,000
Essex Property Trust, Inc.	200	30,092
Extra Space Storage, Inc.	1,650	46,794
Home Properties, Inc.	1,820	109,091
Plum Creek Timber Co., Inc.	5,630	205,495
Post Properties, Inc.	1,280	61,965
SL Green Realty Corp.	1,910	143,269
Sovran Self Storage, Inc.	320	15,792
Taubman Centers, Inc.	290	21,170
The Macerich Co.	360	20,538
Two Harbors Investment Corp.	2,980	30,813
		1,511,199
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	575	41,688
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	400	9,436
Northwest Bancshares, Inc.	3,800	43,586
		53,022
TOTAL FINANCIALS		5,545,859
Common Stocks - continued
	Shares	Value
HEALTH CARE - 7.8%
Biotechnology - 1.7%
Acorda Therapeutics, Inc. (a)	1,518	$ 33,381
Alkermes PLC (a)	1,815	28,350
Amarin Corp. PLC ADR (a)	5,349	63,386
BioMarin Pharmaceutical, Inc. (a)	2,898	103,285
Chelsea Therapeutics International Ltd. (a)	1,290	1,729
Cubist Pharmaceuticals, Inc. (a)	550	22,066
Dendreon Corp. (a)	470	3,290
Incyte Corp. (a)	4,300	91,633
Ironwood Pharmaceuticals, Inc. Class A (a)	1,410	16,807
Medivation, Inc. (a)	260	21,900
Merrimack Pharmaceuticals, Inc.	4,065	27,927
Myriad Genetics, Inc. (a)	2,625	63,341
ONYX Pharmaceuticals, Inc. (a)	440	20,143
Regeneron Pharmaceuticals, Inc. (a)	230	31,200
Spectrum Pharmaceuticals, Inc. (a)	850	9,852
Theravance, Inc. (a)	2,015	41,690
United Therapeutics Corp. (a)	1,196	52,911
		632,891
Health Care Equipment & Supplies - 1.6%
Align Technology, Inc. (a)	1,675	52,310
HeartWare International, Inc. (a)	340	27,666
Insulet Corp. (a)	4,497	82,835
Mako Surgical Corp. (a)	1,275	28,955
Masimo Corp. (a)	2,253	42,379
Meridian Bioscience, Inc.	1,788	33,865
NuVasive, Inc. (a)	530	10,473
Sirona Dental Systems, Inc. (a)	4,886	209,023
Steris Corp.	1,844	55,062
Symmetry Medical, Inc. (a)	1,800	13,932
Thoratec Corp. (a)	60	1,820
Volcano Corp. (a)	1,285	36,738
Wright Medical Group, Inc. (a)	650	12,864
		607,922
Health Care Providers & Services - 2.1%
Accretive Health, Inc. (a)	470	5,527
Assisted Living Concepts, Inc. Class A	7,010	97,018
Catalyst Health Solutions, Inc. (a)	365	31,708
Centene Corp. (a)	2,397	86,628
Chemed Corp.	1,479	82,158
Coventry Health Care, Inc.	865	26,296
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	500	$ 10,785
Health Management Associates, Inc. Class A (a)	5,406	34,652
HMS Holdings Corp. (a)	1,682	45,061
MEDNAX, Inc. (a)	884	53,933
Patterson Companies, Inc.	300	9,972
PSS World Medical, Inc. (a)	2,139	43,272
Team Health Holdings, Inc. (a)	2,185	49,687
Universal American Spin Corp. (a)	6,860	67,434
Universal Health Services, Inc. Class B	1,405	54,444
VCA Antech, Inc. (a)	1,813	39,052
Wellcare Health Plans, Inc. (a)	560	31,623
		769,250
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	3,375	36,518
Computer Programs & Systems, Inc.	400	21,760
Greenway Medical Technologies	1,880	30,888
Quality Systems, Inc.	1,116	31,929
SXC Health Solutions Corp. (a)	405	37,212
		158,307
Life Sciences Tools & Services - 1.3%
Affymetrix, Inc. (a)	3,100	14,694
Cambrex Corp. (a)	3,200	23,008
Charles River Laboratories International, Inc. (a)	2,875	95,968
Covance, Inc. (a)	915	42,456
PAREXEL International Corp. (a)	2,663	71,262
PerkinElmer, Inc.	6,564	174,602
QIAGEN NV (a)	800	12,800
Techne Corp.	952	64,603
		499,393
Pharmaceuticals - 0.7%
Jazz Pharmaceuticals PLC (a)	1,075	46,440
Medicis Pharmaceutical Corp. Class A	1,770	63,897
Optimer Pharmaceuticals, Inc. (a)	2,140	31,972
Par Pharmaceutical Companies, Inc. (a)	180	6,451
Pozen, Inc. (a)	560	3,881
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Salix Pharmaceuticals Ltd. (a)	1,594	$ 82,585
VIVUS, Inc. (a)	210	5,206
		240,432
TOTAL HEALTH CARE		2,908,195
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.9%
AeroVironment, Inc. (a)	400	8,912
BE Aerospace, Inc. (a)	570	24,692
Ceradyne, Inc.	1,000	25,190
Esterline Technologies Corp. (a)	870	56,193
Hexcel Corp. (a)	2,713	66,143
Spirit AeroSystems Holdings, Inc. Class A (a)	8,930	206,015
Teledyne Technologies, Inc. (a)	500	29,790
Textron, Inc.	1,300	30,719
TransDigm Group, Inc. (a)	1,087	133,701
Triumph Group, Inc.	1,955	116,987
		698,342
Air Freight & Logistics - 0.8%
Atlas Air Worldwide Holdings, Inc. (a)	4,060	184,405
Forward Air Corp.	1,665	52,830
Hub Group, Inc. Class A (a)	1,924	67,263
		304,498
Airlines - 0.1%
Copa Holdings SA Class A	400	33,208
Building Products - 0.3%
A.O. Smith Corp.	1,784	82,349
Fortune Brands Home & Security, Inc. (a)	240	5,429
NCI Building Systems, Inc. (a)	1,565	15,212
		102,990
Commercial Services & Supplies - 1.3%
Avery Dennison Corp.	1,500	43,665
Cintas Corp.	2,351	86,752
Clean Harbors, Inc. (a)	1,020	63,311
Corrections Corp. of America	2,837	73,961
Covanta Holding Corp.	2,200	34,408
HNI Corp.	2,125	49,109
Multi-Color Corp.	350	6,486
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Tetra Tech, Inc. (a)	2,479	$ 61,950
Waste Connections, Inc.	2,290	70,876
		490,518
Construction & Engineering - 0.3%
KBR, Inc.	4,750	120,983
Electrical Equipment - 0.9%
Acuity Brands, Inc.	1,000	54,500
AMETEK, Inc.	2,075	105,223
Encore Wire Corp.	3,890	97,289
Regal-Beloit Corp.	1,203	72,529
		329,541
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	970	50,421
Machinery - 3.9%
Actuant Corp. Class A	2,315	60,584
AGCO Corp. (a)	1,230	49,458
Barnes Group, Inc.	4,680	108,904
Colfax Corp. (a)	1,200	33,996
Commercial Vehicle Group, Inc. (a)	1,120	9,778
Crane Co.	1,268	48,045
ESCO Technologies, Inc.	900	31,410
Flowserve Corp.	240	24,667
ITT Corp.	1,100	22,583
Kennametal, Inc.	1,482	51,514
Lincoln Electric Holdings, Inc.	1,590	75,652
Lindsay Corp.	909	50,586
Manitowoc Co., Inc.	1,600	16,640
Navistar International Corp. (a)	900	25,146
Nordson Corp.	770	41,280
Pall Corp.	700	38,962
RBC Bearings, Inc. (a)	1,225	56,840
Snap-On, Inc.	975	58,997
SPX Corp.	870	62,492
Timken Co.	4,150	197,955
Trinity Industries, Inc.	8,300	205,010
Twin Disc, Inc.	500	9,530
Wabtec Corp.	1,239	89,964
Woodward, Inc.	1,465	55,245
		1,425,238
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Marine - 0.3%
Alexander & Baldwin, Inc.	2,090	$ 106,632
Danaos Corp. (a)	1,900	7,885
		114,517
Professional Services - 0.2%
FTI Consulting, Inc. (a)	600	18,942
IHS, Inc. Class A (a)	420	41,576
		60,518
Road & Rail - 1.1%
AMERCO	890	74,867
Avis Budget Group, Inc. (a)	3,700	54,945
Genesee & Wyoming, Inc. Class A (a)	940	47,103
Hertz Global Holdings, Inc. (a)	10,375	141,204
Ryder System, Inc.	2,350	101,544
		419,663
Trading Companies & Distributors - 1.2%
Applied Industrial Technologies, Inc.	2,100	79,191
United Rentals, Inc. (a)	5,765	199,181
Watsco, Inc.	887	65,292
WESCO International, Inc. (a)	1,450	86,261
		429,925
TOTAL INDUSTRIALS		4,580,362
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.3%
Acme Packet, Inc. (a)	1,680	38,438
ADTRAN, Inc.	890	26,015
Arris Group, Inc. (a)	2,800	34,524
Brocade Communications Systems, Inc. (a)	6,900	32,085
Ciena Corp. (a)	6,701	90,799
Comverse Technology, Inc. (a)	2,700	16,497
Finisar Corp. (a)	4,184	60,040
Infinera Corp. (a)	3,700	23,717
Juniper Networks, Inc. (a)	1,720	29,584
NETGEAR, Inc. (a)	2,446	76,780
Procera Networks, Inc. (a)	1,220	25,498
Riverbed Technology, Inc. (a)	1,300	21,320
Sierra Wireless, Inc. (a)	2,000	18,008
		493,305
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - 0.4%
Diebold, Inc.	2,675	$ 99,002
NCR Corp. (a)	1,190	25,490
Silicon Graphics International Corp. (a)	2,785	16,404
		140,896
Electronic Equipment & Components - 2.4%
Avnet, Inc. (a)	5,150	157,024
Cognex Corp.	1,439	50,351
CTS Corp.	1,700	15,946
Dolby Laboratories, Inc. Class A (a)	600	25,734
FEI Co. (a)	1,250	57,213
Itron, Inc. (a)	800	28,664
Jabil Circuit, Inc.	2,075	39,695
LeCroy Corp. (a)	500	7,095
Littelfuse, Inc.	1,102	63,409
Mercury Computer Systems, Inc. (a)	900	10,665
Molex, Inc. Class A (non-vtg.)	6,620	130,679
National Instruments Corp.	2,213	57,627
SYNNEX Corp. (a)	1,588	52,960
Tech Data Corp. (a)	3,020	143,782
Trimble Navigation Ltd. (a)	930	43,863
		884,707
Internet Software & Services - 2.3%
Ancestry.com, Inc. (a)	2,527	54,432
Cornerstone OnDemand, Inc. (a)	2,665	53,433
CoStar Group, Inc. (a)	1,235	91,254
DealerTrack Holdings, Inc. (a)	3,755	102,512
Digital River, Inc. (a)	1,900	27,740
ExactTarget, Inc.	1,370	27,140
IAC/InterActiveCorp	1,000	44,920
Keynote Systems, Inc.	600	8,670
LogMeIn, Inc. (a)	1,365	43,748
OpenTable, Inc. (a)	805	31,975
Responsys, Inc. (a)	1,710	17,562
SPS Commerce, Inc. (a)	2,110	58,320
ValueClick, Inc. (a)	13,495	236,702
VistaPrint Ltd. (a)	1,105	37,437
WebMD Health Corp. (a)	928	21,372
		857,217
IT Services - 1.2%
Acxiom Corp. (a)	2,300	32,361
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Alliance Data Systems Corp. (a)	658	$ 82,908
Convergys Corp.	2,300	32,085
CoreLogic, Inc. (a)	3,300	56,067
DST Systems, Inc.	700	35,770
Gartner, Inc. Class A (a)	1,415	57,562
Genpact Ltd. (a)	1,400	21,826
InterXion Holding N.V. (a)	1,975	32,706
Lender Processing Services, Inc.	1,800	41,544
Sapient Corp.	1,650	18,150
VeriFone Systems, Inc. (a)	875	31,596
		442,575
Semiconductors & Semiconductor Equipment - 3.0%
Avago Technologies Ltd.	500	16,550
Brooks Automation, Inc.	1,150	10,776
Ceva, Inc. (a)	700	12,166
Cirrus Logic, Inc. (a)	1,965	56,435
Cymer, Inc. (a)	1,171	63,433
Cypress Semiconductor Corp.	2,030	26,776
FormFactor, Inc. (a)	2,500	14,975
Freescale Semiconductor Holdings I Ltd.	1,690	15,548
Hittite Microwave Corp. (a)	1,068	52,631
Inphi Corp. (a)	1,825	15,166
Lam Research Corp. (a)	1,400	52,220
M/A-COM Technology Solutions, Inc.	560	9,274
Mellanox Technologies Ltd. (a)	985	59,543
Microsemi Corp. (a)	2,883	50,914
MKS Instruments, Inc.	1,898	49,633
Novellus Systems, Inc. (a)	1,395	58,353
NXP Semiconductors NV (a)	1,000	21,110
ON Semiconductor Corp. (a)	4,835	32,588
PMC-Sierra, Inc. (a)	8,173	52,144
Power Integrations, Inc.	1,714	69,948
Semtech Corp. (a)	2,196	52,902
Skyworks Solutions, Inc. (a)	6,600	177,276
Spansion, Inc. Class A (a)	1,800	19,440
Teradyne, Inc. (a)	3,725	53,826
Ultratech, Inc. (a)	850	25,772
Volterra Semiconductor Corp. (a)	2,083	57,866
		1,127,265
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - 4.6%
Accelrys, Inc. (a)	2,500	$ 19,500
Allot Communications Ltd. (a)	1,100	28,622
ANSYS, Inc. (a)	1,037	64,164
Ariba, Inc. (a)	620	27,857
Aspen Technology, Inc. (a)	4,439	98,102
AVG Technologies NV	1,810	24,634
BMC Software, Inc. (a)	510	21,583
BroadSoft, Inc. (a)	3,128	85,426
Cadence Design Systems, Inc. (a)	18,375	187,425
Check Point Software Technologies Ltd. (a)	500	25,620
CommVault Systems, Inc. (a)	1,698	79,585
Compuware Corp. (a)	1,750	15,750
Fair Isaac Corp.	1,771	72,009
Fortinet, Inc. (a)	1,870	39,738
Informatica Corp. (a)	1,931	80,001
Interactive Intelligence Group, Inc. (a)	1,502	38,752
Jive Software, Inc.	2,380	39,865
Manhattan Associates, Inc. (a)	1,737	82,508
MICROS Systems, Inc. (a)	2,561	135,118
MicroStrategy, Inc. Class A (a)	449	54,769
NICE Systems Ltd. sponsored ADR (a)	1,215	45,052
Opnet Technologies, Inc.	550	13,734
Parametric Technology Corp. (a)	2,211	44,662
QLIK Technologies, Inc. (a)	1,650	37,505
Quest Software, Inc. (a)	292	7,300
Rovi Corp. (a)	930	22,720
SeaChange International, Inc. (a)	2,100	16,989
SolarWinds, Inc. (a)	3,503	160,648
Tangoe, Inc. (a)	2,170	41,903
Verint Systems, Inc. (a)	1,300	37,336
Websense, Inc. (a)	2,269	42,158
		1,691,035
TOTAL INFORMATION TECHNOLOGY		5,637,000
MATERIALS - 4.8%
Chemicals - 2.5%
Airgas, Inc.	200	17,362
Albemarle Corp.	570	34,599
Ashland, Inc.	2,550	163,022
Cabot Corp.	3,190	120,582
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Chemtura Corp. (a)	2,000	$ 30,220
Cytec Industries, Inc.	2,755	166,567
Innospec, Inc. (a)	430	11,365
Intrepid Potash, Inc. (a)	4,172	81,896
Olin Corp.	2,696	51,682
PolyOne Corp.	2,715	35,919
Rockwood Holdings, Inc. (a)	2,481	120,080
Valspar Corp.	1,550	74,726
		908,020
Containers & Packaging - 0.7%
Ball Corp.	735	29,378
Boise, Inc.	6,700	46,230
Crown Holdings, Inc. (a)	1,200	40,908
Greif, Inc. Class A	967	42,297
Rock-Tenn Co. Class A	200	10,318
Sealed Air Corp.	2,000	31,300
Silgan Holdings, Inc.	1,340	56,012
		256,443
Metals & Mining - 1.3%
Allied Nevada Gold Corp. (a)	611	15,849
AuRico Gold, Inc. (a)	2,905	21,657
Carpenter Technology Corp.	1,220	54,973
Compass Minerals International, Inc.	170	12,097
Detour Gold Corp. (a)	728	14,936
Globe Specialty Metals, Inc.	1,160	13,595
Kaiser Aluminum Corp.	3,420	164,126
Noranda Aluminium Holding Corp.	8,625	66,326
Reliance Steel & Aluminum Co.	280	13,219
Royal Gold, Inc.	780	52,759
Schnitzer Steel Inds, Inc. Class A	2,360	61,549
Walter Energy, Inc.	160	7,752
		498,838
Paper & Forest Products - 0.3%
MeadWestvaco Corp.	3,950	108,625
TOTAL MATERIALS		1,771,926
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. (a)	140	$ 2,484
Frontier Communications Corp.	2,080	7,779
		10,263
Wireless Telecommunication Services - 0.5%
NII Holdings, Inc. (a)	150	1,728
SBA Communications Corp. Class A (a)	3,058	158,863
		160,591
TOTAL TELECOMMUNICATION SERVICES		170,854
UTILITIES - 2.5%
Electric Utilities - 1.0%
Cleco Corp.	2,325	94,953
ITC Holdings Corp.	1,953	134,659
Northeast Utilities	600	21,606
OGE Energy Corp.	660	35,138
PNM Resources, Inc.	3,175	59,214
Portland General Electric Co.	520	13,078
UIL Holdings Corp.	550	18,596
		377,244
Independent Power Producers & Energy Traders - 0.1%
GenOn Energy, Inc. (a)	10,800	18,576
Ormat Technologies, Inc.	1,400	28,434
		47,010
Multi-Utilities - 1.1%
CMS Energy Corp.	7,800	181,740
NiSource, Inc.	8,275	207,620
		389,360
Water Utilities - 0.3%
American Water Works Co., Inc.	3,425	117,169
TOTAL UTILITIES		930,783
TOTAL COMMON STOCKS (Cost $28,029,588)		29,032,448
Equity Funds - 12.9%
	Shares	Value
Mid-Cap Growth Funds - 1.8%
iShares Russell Midcap Growth Index ETF	11,500	$ 669,875
Mid-Cap Value Funds - 1.8%
iShares Russell Midcap Value Index ETF	14,600	655,686
Sector Funds - 3.3%
DJ Wilshire REIT ETF	8,100	564,003
Utilities Select Sector SPDR ETF	18,200	652,652
TOTAL SECTOR FUNDS		1,216,655
Small Growth Funds - 2.3%
iShares Russell 2000 Growth Index ETF	9,800	853,286
Small Value Funds - 3.7%
iShares Russell 2000 Value Index ETF	20,100	1,356,530
TOTAL EQUITY FUNDS (Cost $4,574,044)		4,752,032
Money Market Funds - 8.6%

SSgA US Treasury Money Market Fund, 0% (b) (Cost $3,192,728)	3,192,728	3,192,728
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $35,796,360)		36,977,208
NET OTHER ASSETS (LIABILITIES) - 0.1%		55,164
NET ASSETS - 100%		$ 37,032,372
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
11 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 1,017,280	$ (52,762)
14 E-mini Russell 2000 Index Contracts	June 2012	1,065,540	(56,266)
TOTAL EQUITY INDEX CONTRACTS		$ 2,082,820	$ (109,028)
The face value of futures purchased as a percentage of net assets is 5.6%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $35,812,587. Net unrealized appreciation aggregated $1,164,621, of which $2,457,327 related to appreciated investment securities and $1,292,706 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

ETFs are valued at their last sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board of Trustees believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	July 30, 2012